UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.0%)

Alabama (0.7%)
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,111
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	31,060
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)(ETM)	3,260	2,956
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)(ETM)	3,000	2,616
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)(ETM)	2,130	2,074

				44,817

Alaska (0.7%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	6,952
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,858
North Slope Borough AK GO	0.000%	6/30/2006 (1)(ETM)	85	84
North Slope Borough AK GO	0.000%	6/30/2006 (1)	19,165	18,909
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	15,702

				48,505

Arizona (1.6%)
Arizona COP	5.000%	9/1/2006 (4)	6,780	6,847
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,351
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,422
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)(ETM)	650	693
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)	4,350	4,644
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,682
Mesa AZ Util. System Rev	5.000%	7/1/2008 (1)	6,500	6,750
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,065
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,360
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2009 (2)	5,500	5,783
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.000%	7/1/2010 (1)	5,600	5,950
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2010 (1)	5,000	5,313
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2011 (1)	7,500	8,024
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2012 (1)	5,000	5,374
Phoenix AZ GO	7.500%	7/1/2008	11,510	12,588
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.150%	1/1/2007	7,630	7,760
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,328

				108,934

California (6.8%)
California GO	5.250%	3/1/2006	21,000	21,033
California GO	4.750%	6/1/2007	1,000	1,018
California GO	5.250%	11/1/2008	10,000	10,478
California GO	5.000%	3/1/2009	22,400	23,402
California GO	5.000%	6/1/2009	25,000	26,195
California GO	5.000%	6/1/2009	14,095	14,769
California GO	5.000%	5/1/2013	21,000	22,528
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	2,500	2,601
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2010	3,220	3,375
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2010	2,000	2,103
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2012	3,000	3,170
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.000%	3/1/2006	20,000	19,966
1 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007	6,000	6,106
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2011	3,770	4,035
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2012	2,500	2,689
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2013	7,500	8,103
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	14,725	15,098
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	25,335	25,994
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2009 (1)	10,000	10,592
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	18,921
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,601
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	20,000	20,453
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,373
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,028
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	829
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,148
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/2006	15,000	15,038
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	19,325	19,479
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,012
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	12,350	12,319
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	9,811
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	5,000	4,923
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009 (ETM)	3,000	3,149
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010 (ETM)	2,500	2,652
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,196
Long Beach CA Harbor Rev	4.000%	5/15/2009 (3)	6,095	6,184
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,775	4,819
Los Angeles CA USD COP	5.000%	8/1/2007 (2)	4,720	4,846
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,328
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,525
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2012 (1)	7,710	8,350
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,528
Orange County CA Public Financing Lease Rev	5.000%	7/1/2012 (1)	3,165	3,417
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,333
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2008 (3)	4,385	4,534
Univ. of California Rev	5.000%	5/15/2010 (1)	3,500	3,730
Univ. of California Rev	5.000%	5/15/2011 (1)	2,500	2,689
Univ. of California Rev	5.000%	5/15/2012 (1)	3,000	3,245

				450,715

Colorado (1.1%)
Colorado Dept. of Transp. Rev	5.250%	6/15/2006	2,335	2,352
Colorado Dept. of Transp. Rev	5.250%	6/15/2007	2,035	2,089
Colorado Dept. of Transp. Rev	5.500%	6/15/2007 (1)	18,000	18,534
Colorado Dept. of Transp. Rev	5.250%	6/15/2008	2,530	2,639
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2006	5,490	5,556
Colorado Springs CO Util. System Rev	5.250%	11/15/2006	9,265	9,406
Colorado Springs CO Util. System Rev	5.250%	11/15/2007	5,890	6,082
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,126
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	9,118
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	15,000	14,731

				75,633

Connecticut (1.4%)
Connecticut GO	5.000%	3/15/2006	17,045	17,082
Connecticut GO	5.000%	4/15/2007	17,985	18,346
Connecticut GO	5.250%	6/15/2007	12,760	13,091
Connecticut GO	5.000%	11/15/2007	7,250	7,461
Connecticut GO	5.000%	11/15/2007	19,340	19,904
Connecticut GO	5.250%	12/15/2007	7,370	7,628
Connecticut GO	5.000%	11/15/2008	10,000	10,434

				93,946

Delaware (0.3%)
Delaware GO	5.250%	7/1/2007	20,260	20,824

District of Columbia (1.2%)
District of Columbia GO	5.250%	6/1/2007 (1)	16,000	16,404
District of Columbia GO	5.500%	6/1/2007 (4)	8,785	9,035
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,578
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,277
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,696
District of Columbia GO	5.000%	6/1/2010 (4)	2,045	2,164
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,781
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,454
District of Columbia GO	5.000%	6/1/2011 (4)	2,500	2,664
District of Columbia GO	5.000%	6/1/2012 (4)	2,500	2,674
District of Columbia GO	5.000%	6/1/2013 (4)	4,000	4,295
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2006	4,745	4,804
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (1)	6,145	6,583
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2007 (1)	2,250	2,304
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2008 (1)	4,180	4,345

				82,058

Florida (5.1%)
Broward County FL GO	5.000%	1/1/2007	8,300	8,431
Broward County FL GO	5.000%	1/1/2008	4,000	4,123
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,139
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/2011	5,900	6,034
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/2008	22,980	24,162
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,108
Broward County FL School Board COP	5.000%	7/1/2011 (2)	4,460	4,747
Broward County FL School Dist. GO	5.000%	2/15/2006	3,170	3,172
Broward County FL School Dist. GO	5.000%	2/15/2007	2,890	2,941
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,148
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011	6,810	7,255
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	29,720
Florida Board of Educ. Public Educ	5.250%	6/1/2007	4,890	5,015
Florida Board of Educ. Public Educ	5.000%	6/1/2008 (4)	19,600	20,324
Florida Board of Educ. Public Educ	5.250%	6/1/2008	5,055	5,270
Florida Board of Educ. Public Educ	5.000%	6/1/2010	16,120	17,105
Florida Board of Educ. Public Educ	5.000%	1/1/2011	25,080	26,718
Florida Board of Educ. Public Educ	5.000%	6/1/2011	11,945	12,766
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,523
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2012 (3)	7,050	7,742
Florida Dept. of Transp	5.000%	7/1/2007	5,270	5,395
Florida Dept. of Transp	5.250%	7/1/2008	4,670	4,875
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	5,855	6,014
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2006 (1)	7,830	7,928
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2007 (1)	6,995	7,204
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	20,000	20,747
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2008	21,000	21,838
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2011	7,500	7,886
Orlando FL Util. Comm. Water & Electric Rev	5.000%	10/1/2008	4,835	5,034
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/2009	15,000	15,868
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	20,728
Reedy Creek FL Improvement Dist. Util. Rev	5.500%	10/1/2008 (2)	8,070	8,434
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/2010 LOC	5,000	4,948

				338,342

Georgia (2.7%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	5,095	4,154
Atlanta GA Airport General Rev. VRDO	3.010%	2/7/2006 (1)	29,750	29,750
Atlanta GA Water & Sewer Rev	5.250%	1/1/2007 (3)(Prere.)	15,300	15,724
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	25,000	25,412
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,103
Fulton County GA Water & Sewer Rev	5.250%	1/1/2014 (3)	10,000	10,501
Fulton DeKalb GA Hosp. Auth	5.000%	1/1/2008 (4)	3,000	3,091
Georgia GO	6.250%	3/1/2006	5,000	5,013
Georgia GO	6.000%	7/1/2007	10,580	10,984
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2007	6,185	6,319
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2009	10,355	10,940
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2006 (1)	10,000	10,123
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2008 (1)	4,000	4,267
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	10,000	10,401
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,602
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,581
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,073
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2006	8,000	8,134
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2007	6,270	6,506
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,475

				178,153

Hawaii (3.2%)
Hawaii Airport System Rev	5.500%	7/1/2006 (3)	10,000	10,087
Hawaii Airport System Rev	5.500%	7/1/2007 (3)	10,000	10,282
Hawaii Airport System Rev	6.000%	7/1/2007 (3)	6,000	6,208
Hawaii Airport System Rev	5.500%	7/1/2009 (3)	10,275	10,863
Hawaii GO	5.250%	2/1/2007 (4)	10,375	10,576
Hawaii GO	5.000%	4/1/2007 (1)	10,000	10,196
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,405
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,366
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,342
Hawaii GO	5.750%	4/1/2008 (1)(ETM)	2,015	2,114
Hawaii GO	5.750%	4/1/2008 (1)	1,990	2,089
Hawaii GO	5.500%	8/1/2008 (3)	6,755	7,100
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,456
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,559
Hawaii GO	5.000%	7/1/2010 (2)	14,250	15,129
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,417
Hawaii GO	5.000%	7/1/2011 (2)	24,310	25,995
Hawaii GO	5.000%	7/1/2012 (2)	23,735	25,482
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	13,224
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	5,079
Honolulu HI City & County GO	5.250%	7/1/2011 (3)	3,900	4,218
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,638

				209,825

Illinois (4.0%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009	8,265	8,631
Chicago IL Housing Auth. Capital Project Rev	5.250%	7/1/2010	5,000	5,317
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2007 (2)	3,140	3,198
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	27,500	27,726
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	14,265	14,382
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/2006 (1)	2,000	2,012
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	7,185	7,325
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	3,954
Illinois GO	4.000%	12/1/2006	5,000	5,030
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,246
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,164
Illinois GO	5.000%	12/1/2007	5,475	5,636
Illinois GO	5.250%	8/1/2008	14,500	15,144
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,290
Illinois GO	5.000%	10/1/2008	5,790	6,025
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,196
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,195
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,263
Illinois GO	5.500%	8/1/2009	8,610	9,185
Illinois GO	5.000%	10/1/2009	14,800	15,573
Illinois GO	5.000%	3/1/2010	6,300	6,651
Illinois GO	5.500%	8/1/2018 (4)	5,000	5,364
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.000%	6/1/2006 (1)	4,400	4,424
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2007 (1)	5,270	5,395
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,148
Illinois Sales Tax Rev	5.000%	6/15/2010	1,500	1,589
Illinois Sales Tax Rev	5.250%	6/15/2012	2,000	2,170
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/2007 (4)	10,000	10,286
Illinois Student Assistance Comm. Student Loan Rev	5.700%	3/1/2006	4,000	4,006
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	6,500	5,991
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)	170	157
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	1,220	1,124
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2008 (1)	3,250	3,387
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2009 (3)(ETM)	18,625	16,526
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2006 (3)	6,950	6,990
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2007 (3)	9,710	9,926
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	10,271

				264,897

Indiana (1.3%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	10/1/2009	10,000	10,459
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	10,000	10,491
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.240%	3/3/2006	24,475	24,475
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,164
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,028
Indianapolis IN Local Public Improvement Rev	5.500%	2/1/2007	12,255	12,520
Rockport IN PCR (AEP Generating Co.) PUT	4.050%	7/13/2006 (2)	21,000	21,038

				83,175

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,964
Kansas Dept. of Transp. Highway Rev	7.250%	3/1/2006 (ETM)	5,820	5,839
Kansas Dept. of Transp. Highway Rev	5.500%	9/1/2006	6,000	6,079
Topeka KS Temporary Notes	4.500%	11/29/2006	22,425	22,636
Wichita KS Sales Tax Rev	5.000%	4/1/2007	2,610	2,662

				52,180

Kentucky (1.9%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	3.140%	2/7/2006	8,165	8,165
Kentucky Property & Building Comm. Rev	5.250%	2/1/2007 (4)	1,500	1,529
Kentucky Property & Building Comm. Rev	5.250%	8/1/2007 (4)	13,000	13,369
Kentucky Property & Building Comm. Rev	5.500%	8/1/2007	4,550	4,695
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008 (ETM)	7,290	7,659
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008	210	221
Kentucky Property & Building Comm. Rev	6.000%	10/1/2008	10,000	10,657
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2007 (2)	18,000	18,788
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,310
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/2008 (4)	26,760	28,238
2 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2009 (2)	15,000	16,003
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2008 (4)	2,345	2,433
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2010 (4)	2,700	2,860
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. (UPS Worldwide Forwarding) VR	3.120%	2/1/2006	5,900	5,900

				125,827

Louisiana (0.9%)
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2006 (1)	8,740	8,740
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2007 (1)	9,190	9,352
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2010 (1)	1,980	2,085
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2011 (1)	2,085	2,212
Louisiana GO	5.250%	4/1/2006 (3)(ETM)	9,335	9,365
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,694
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	4,983
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	15,000	15,703

				60,134

Maine (0.3%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,297
Maine GO	5.000%	7/15/2011 (2)	5,000	5,364
Maine GO	5.000%	7/15/2012 (2)	8,055	8,689

				17,350

Maryland (2.2%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,627
Maryland Dept. of Transp	5.250%	2/1/2007	9,000	9,182
Maryland Dept. of Transp	5.000%	5/1/2009	18,200	19,138
Maryland Dept. of Transp	5.000%	5/1/2010	16,975	18,050
Maryland GO	5.250%	3/1/2007	21,005	21,459
Maryland GO	5.250%	2/1/2008	5,000	5,192
Maryland GO	5.250%	3/1/2008	24,935	25,927
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	10,000	10,263
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2009	12,785	13,558
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	11,435	12,286
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,372

				148,054

Massachusetts (4.0%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,165
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2007 (1)	15,070	15,290
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.500%	12/1/2006 (1)	1,300	1,301
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	12/1/2007 (1)	1,750	1,752
Massachusetts GAN	5.750%	6/15/2007	9,650	9,964
Massachusetts GAN	5.750%	12/15/2008	16,210	17,240
Massachusetts GAN	5.750%	6/15/2009	10,900	11,688
Massachusetts GO	5.000%	2/1/2006	6,120	6,120
Massachusetts GO	5.500%	2/1/2007 (1)	20,000	20,437
Massachusetts GO	5.250%	12/1/2007	10,000	10,339
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,414
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,369
Massachusetts GO	5.375%	8/1/2008	10,000	10,471
Massachusetts GO	5.750%	10/1/2008	6,710	7,108
Massachusetts GO	5.250%	1/1/2009	10,000	10,498
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	27,320
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.250%	7/1/2006	3,000	3,013
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2006	5,385	5,419
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2007	5,785	5,898
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,196
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.000%	7/1/2007	2,200	2,250
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.500%	7/1/2008 (1)	15,400	16,140
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2009 (1)	14,110	14,800
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2011 (4)	12,000	12,845
Massachusetts Special Obligation Rev	7.500%	6/1/2007 (3)	16,425	17,305
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,745
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2011 (2)	6,905	7,403

				268,490

Michigan (3.7%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,507
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,406
Detroit MI Sewer System Rev	5.000%	7/1/2010 (4)	8,510	9,014
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/2011	23,000	24,334
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	25,000	26,338
Michigan Building Auth. Rev	5.500%	10/15/2007 (ETM)	5,945	6,160
Michigan Building Auth. Rev	5.500%	10/15/2007	3,855	3,994
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,435	6,781
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,790	7,155
Michigan Building Auth. Rev	5.000%	10/15/2012 (2)	5,615	6,039
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,696
Michigan Comprehensive Transp. Rev	5.000%	5/15/2008 (4)	1,230	1,274
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	10,000	10,569
Michigan Hosp. Finance Auth. Rev. (Ascension Health) ARS	3.250%	2/7/2006 (1)	22,475	22,475
Michigan Muni. Bond Auth. Rev	5.000%	5/1/2007	6,420	6,554
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2006 (ETM)	7,575	7,688
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,518
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,737
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,547
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,198
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2007 (1)	6,000	6,093
Michigan Trunk Line Rev	5.000%	10/1/2006 (4)	1,000	1,011
Michigan Trunk Line Rev	5.000%	10/1/2007 (4)	1,000	1,027
Michigan Trunk Line Rev	5.000%	9/1/2012 (4)	13,015	13,987
Univ. of Michigan Univ. Rev	5.000%	4/1/2008	2,705	2,801
Wayne Charter County MI Airport Rev	5.250%	12/1/2006 (1)	6,620	6,721
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County)	5.250%	12/1/2008 (3)	7,065	7,367
Western Township MI Sewage Disposal System Rev	5.250%	1/1/2008 (1)	3,700	3,829

				243,820

Minnesota (0.7%)
Minnesota GO	5.500%	6/1/2006	8,730	8,796
Minnesota GO	5.250%	11/1/2012	6,375	6,850
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,780
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.200%	3/2/2006	20,000	20,000
Southern Minnesota Muni. Power Agency Power Supply System Rev	5.000%	1/1/2009 (2)	5,000	5,223

				45,649

Mississippi (1.2%)
Madison County MS School Dist	5.000%	9/1/2010 (3)	4,370	4,624
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/2009	7,000	6,746
Mississippi GO	5.000%	10/1/2006	10,160	10,269
Mississippi GO	5.750%	11/1/2007	5,000	5,195
Mississippi GO	5.000%	10/1/2009	5,770	6,055
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	7,890
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,754
Mississippi GO	5.250%	12/1/2010	8,800	9,424
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.500%	10/1/2006	21,000	20,965

				82,922

Missouri (0.8%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.250%	6/1/2006	10,230	10,292
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	5,700	5,985
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2011	11,500	12,305
Missouri Highways & Transp. Comm. Road Rev	5.000%	2/1/2015	10,000	10,663
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	11,847

				51,092

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	21,224

Nebraska (0.7%)
Nebraska Public Power Dist. Rev	5.000%	1/1/2007 (1)	9,000	9,142
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	15,870	16,577
Nebraska Public Power Dist. Rev	5.250%	1/1/2009 (1)	4,130	4,311
Nebraska Public Power Dist. Rev	5.000%	1/1/2010 (3)	11,635	12,290
Nebraska Public Power Dist. Rev	5.000%	1/1/2011 (3)	3,560	3,794

				46,114

Nevada (2.9%)
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2007	4,410	4,513
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	13,475	13,780
Clark County NV School Dist. GO	5.250%	6/15/2007 (4)	12,335	12,655
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	31,849
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,221
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	35,170
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	12,265	12,480
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	17,888
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,419
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,249
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,442
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/2011 (1)	6,735	7,175
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	4,000	4,159
Nevada GO	5.000%	3/1/2007 (Prere.)	4,625	4,755
Nevada GO	5.000%	3/1/2008	375	385
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	7,934

				195,074

New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,715
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	6,950	6,894
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	22,000	21,539
New Hampshire GO	5.000%	11/1/2008	6,000	6,260

				49,408

New Jersey (4.9%)
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,787
New Jersey Building Auth. Rev	5.250%	12/15/2006 (2)	5,000	5,086
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	24,800	25,405
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	15,685
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,701
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,053
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2011	3,000	3,180
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	6,163
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,612
New Jersey GO	5.000%	2/1/2007	4,500	4,577
New Jersey GO	5.000%	7/15/2007	10,000	10,243
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	21,526
New Jersey TRAN	4.000%	6/23/2006	45,000	45,124
New Jersey Transit Corp. Capital GAN	5.750%	2/1/2007 (2)	15,000	15,361
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,895
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	26,281
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2006	26,000	26,365
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	10,000	10,301
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007	5,665	5,825
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007	25,530	26,432
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2011 (3)	30,000	32,454
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.140%	2/7/2006	2,594	2,594
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.170%	2/7/2006	9,995	9,995
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,143

				328,788

New Mexico (1.5%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	12,206
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	8,004
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	6,000	5,979
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	13,000	12,953
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	20,000	19,892
New Mexico GO	5.000%	3/1/2007	12,130	12,354
New Mexico GO	5.000%	9/1/2007	9,515	9,766
New Mexico Highway Comm. Tax Rev	5.000%	6/15/2007 (2)	2,500	2,557
New Mexico Highway Comm. Tax Rev	5.250%	6/15/2007	7,540	7,734
New Mexico Severance Tax Rev	5.000%	7/1/2010 (2)	2,000	2,123
New Mexico Severance Tax Rev	5.000%	7/1/2011	1,000	1,067
New Mexico Severance Tax Rev	5.000%	7/1/2011 (2)	2,000	2,139
New Mexico Severance Tax Rev	5.000%	7/1/2012	1,550	1,665

				98,439

New York (9.5%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,295
Long Island NY Power Auth. Electric System Rev	5.000%	6/1/2006	10,000	10,059
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2011	22,080	23,723
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2012	3,500	3,726
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2012	14,110	15,231
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2013	3,325	3,549
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	9,700	10,063
New York City NY Cultural Resources Rev. (American Museum of Natural History) ARS	3.100%	4/4/2007 (1)	5,000	4,981
New York City NY GO	5.000%	8/1/2008	25,535	26,489
New York City NY GO	5.250%	8/1/2008	7,670	8,002
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,452
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,860
New York City NY GO	5.250%	8/1/2008	14,670	15,305
New York City NY GO	5.000%	8/1/2009	7,000	7,330
New York City NY GO	5.000%	8/1/2009	14,700	15,392
New York City NY GO	5.250%	8/1/2009	35,110	37,050
New York City NY GO	5.000%	6/1/2010	8,000	8,425
New York City NY GO	5.000%	8/1/2010	7,150	7,540
New York City NY GO	5.000%	3/1/2011	6,000	6,340
New York City NY GO	5.000%	8/1/2012	8,000	8,504
New York City NY GO	5.250%	8/1/2012	4,230	4,511
1 New York City NY GO TOB VRDO	3.140%	2/7/2006	21,545	21,545
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2010 (3)	3,090	3,274
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2012 (3)	5,000	5,353
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.250%	6/15/2006	30,000	30,221
New York City NY Transitional Finance Auth. Rev	5.500%	11/1/2011	7,000	7,627
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2009	5,000	5,274
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,390
New York State Dormitory Auth. Rev	5.000%	8/15/2009 (4)	1,900	1,991
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,588
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/2008 (2)	8,300	8,136
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	4/24/2006 (1)	14,650	14,484
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,782
New York State GO	5.000%	4/15/2009	2,900	3,038
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.500%	12/1/2015	5,410	5,904
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	6/1/2018	7,000	7,482
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	12/1/2018	8,415	8,995
New York State Power Auth. Rev	5.500%	11/15/2007	13,565	14,080
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (1)	4,000	4,090
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)(ETM)	6,000	6,208
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,749
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,879
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)(ETM)	4,000	4,195
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,673
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2013 (3)	15,000	16,183
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2007	21,370	21,784
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	13,100	13,534
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	24,272
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	6,014
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2007	14,865	15,079
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/2006	10,000	10,142
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2012	6,500	6,931
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,113
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	5,000	5,158
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2013	4,325	4,494
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2017	14,950	16,173
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2021 (2)	4,000	4,302
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2021	17,250	18,914
3 Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2022 (2)	10,000	10,715
1 Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	3.140%	2/7/2006	1,872	1,872
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2008	14,000	14,692

				634,157

North Carolina (1.4%)
Durham NC COP	5.000%	6/1/2010	2,170	2,289
Durham NC COP	5.000%	6/1/2011	1,080	1,146
Durham NC COP	5.000%	6/1/2013	1,000	1,066
Durham NC GO	5.000%	2/1/2008	5,340	5,519
Greensboro NC GO	5.000%	3/1/2010	5,425	5,757
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/2008 (1)	9,875	10,521
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010	25,745	27,236
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2010	5,400	5,737
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2011	10,500	11,249
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2012	2,500	2,700
North Carolina GO	5.000%	3/1/2008	5,000	5,174
Wake County NC Public Improvement GO	4.500%	3/1/2007	8,500	8,617
Wake County NC Public Improvement GO	5.000%	4/1/2007	8,000	8,163

				95,174

Ohio (3.6%)
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,228
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,162
Cleveland OH Airport System Rev	5.500%	1/1/2008 (4)	8,070	8,353
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	10/1/2006	5,000	5,051
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2007	5,000	5,142
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,239
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	5,000	4,972
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	12,205
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,310
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,277
Ohio Common Schools GO	5.000%	3/15/2007	3,370	3,434
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,303
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,814
Ohio GO	0.000%	9/1/2007	5,000	4,738
Ohio GO	5.000%	3/15/2008	3,000	3,102
Ohio GO	5.000%	8/1/2008	14,800	15,387
Ohio Higher Educ. Capital Fac. Rev	5.750%	5/1/2007	6,930	7,140
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2007	24,500	25,456
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2008	18,440	19,499
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,757
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,812
Ohio Highway Capital Improvements Rev	5.500%	5/1/2006	22,500	22,629
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,000	5,109
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,590	5,710
Ohio Highway Capital Improvements Rev	5.000%	5/1/2008	4,000	4,146
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	3,060	3,129
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,995	4,035
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,780	3,818
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,235
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	5,475	5,680
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,574
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	4,055
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,866

				241,367

Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev	5.750%	6/1/2006 (4)	18,250	18,403
Grand River Dam Auth. Oklahoma Rev	5.000%	6/1/2012 (4)	3,500	3,764
Oklahoma County OK GO	5.000%	2/1/2007 (3)	5,700	5,797
Tulsa County OK Ind. Auth. Rev	5.000%	7/1/2006 (2)	6,450	6,497
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/2007 (2)	6,450	6,550
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2007	6,610	6,751
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008	5,000	5,176
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2011 (4)	5,300	5,662

				58,600

Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	5/1/2007	6,000	6,149
Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	10,900	11,190

				17,339

Pennsylvania (2.9%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.500%	6/15/2007	3,000	3,071
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2008	4,365	4,527
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) PUT	2.250%	1/15/2007 LOC	4,200	4,134
Pennsylvania GO	5.000%	2/1/2007	7,260	7,385
Pennsylvania GO	5.000%	2/1/2008	7,930	8,185
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,505
Pennsylvania GO	5.000%	7/1/2009	7,570	7,960
Pennsylvania GO	5.000%	7/1/2009	8,135	8,554
Pennsylvania GO	5.250%	2/1/2011 (1)	6,500	7,012
Pennsylvania GO	5.500%	2/1/2012	20,950	23,039
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	4.000%	8/15/2006	1,900	1,906
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,042
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,583
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2011 (2)	4,000	4,271
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2006 (3)	26,400	26,572
Pennsylvania State Univ. Rev	5.000%	3/1/2008	8,025	8,293
Philadelphia PA Gas Works Rev	5.250%	7/1/2007 (4)	4,525	4,642
Philadelphia PA Gas Works Rev	5.250%	7/1/2009 (4)	8,885	9,384
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	18,250	18,625
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.000%	7/1/2006 (3)	3,700	3,724
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2007 (3)	3,905	4,006
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2009 (3)	4,085	4,300
Pittsburgh PA GO	5.000%	9/1/2009 (1)	14,465	15,148
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,613
York County PA Solid Waste & Refuse Auth. Rev	5.250%	12/1/2008 (3)	2,485	2,612

				193,093

Puerto Rico (2.3%)
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	484
Puerto Rico GO	5.000%	7/1/2009	3,595	3,749
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,814
Puerto Rico Govt. Dev. Bank CP	3.350%	2/3/2006	10,432	10,433
Puerto Rico Govt. Dev. Bank CP	3.600%	2/9/2006	19,472	19,473
Puerto Rico Govt. Dev. Bank CP	3.700%	3/15/2006	14,202	14,203
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	8,272	8,273
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	4,523	4,523
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007 (ETM)	2,215	2,265
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007	12,785	13,056
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2011 (2)	5,550	6,085
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2012 (2)	3,000	3,320
Puerto Rico Muni. Finance Agency	5.000%	8/1/2010	5,000	5,257
Puerto Rico Muni. Finance Agency	5.000%	8/1/2011	7,000	7,390
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,170
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	14,000	15,228

				150,723

Rhode Island (0.4%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2006	5,000	5,032
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2007	5,000	5,114
Rhode Island Housing & Mortgage Finance Corp. Rev	2.250%	3/15/2007	3,615	3,560
Rhode Island Housing & Mortgage Finance Corp. Rev	2.500%	3/15/2007	4,945	4,873
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	3,946
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,699

				26,224

South Carolina (0.8%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2008	1,745	1,817
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2009	2,245	2,359
South Carolina GO	5.500%	4/1/2008	14,515	15,189
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/2006 (ETM)	2,640	2,717
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,609
South Carolina Public Service Auth. Rev	5.000%	1/1/2007	5,000	5,073
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	10,790	11,740
South Carolina Transp. Infrastructure Rev. ARS	3.150%	2/23/2006 (10)	7,200	7,200

				51,704

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) PUT	4.850%	5/1/2006	15,000	15,047

Tennessee (2.5%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,431
Memphis TN Electric System Rev	5.000%	12/1/2007 (4)	13,875	14,279
Memphis TN Electric System Rev	5.000%	12/1/2008 (4)	43,050	44,874
Memphis TN Electric System Rev	5.000%	12/1/2011 (1)	17,000	18,172
Memphis TN GO	4.000%	10/1/2006	4,200	4,221
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	1,380	1,399
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	8,620	8,741
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,522
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	16,610
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,121
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	3,925	4,092
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	30,890	32,511
Shelby County TN GO	5.000%	4/1/2008	4,550	4,707
Shelby County TN GO	5.000%	4/1/2011 (2)	5,000	5,339

				164,019

Texas (8.8%)
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,814
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	20,000	20,102
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	5,695	6,022
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) P	4.750%	5/15/2007	11,050	11,240
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) P	5.200%	5/15/2008	9,000	9,249
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2007 (2)	2,500	2,538
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2008 (2)	2,975	3,064
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	15,040
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.500%	8/15/2006	10,000	10,056
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	13,043
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2006 (3)	2,150	2,181
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2007 (3)	3,000	3,092
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	7,084
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,591
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,244
Fort Worth TX GO	5.000%	3/1/2006	1,250	1,252
Fort Worth TX GO	5.000%	3/1/2007	2,500	2,545
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,423
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,706
Garland TX Independent School Dist	5.000%	2/15/2012	4,210	4,501
Harlingen TX Independent School Dist. GO	5.500%	8/15/2009 (Prere.)	4,000	4,274
Harris County TX Flood Control Dist. GO	5.000%	10/1/2011	5,005	5,341
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,846
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2007	3,000	3,050
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,576
Harris County TX Toll Road Rev	6.000%	8/1/2009 (3)	4,750	5,145
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2012 (4)	5,000	5,311
Houston TX Airport System Rev	6.000%	7/1/2008 (4)	6,385	6,711
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	5,745	5,753
Houston TX GO	5.000%	3/1/2006 (1)	4,255	4,261
Houston TX GO	5.500%	3/1/2007	11,205	11,466
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,796
Houston TX Independent School Dist. GO	0.000%	2/15/2006 (ETM)	3,280	3,276
Houston TX Independent School Dist. GO	0.000%	2/15/2006	720	719
Houston TX Util. System Rev	5.250%	11/15/2011 (4)	4,425	4,784
Houston TX Util. System Rev	5.000%	11/15/2012 (4)	4,270	4,576
Houston TX Water & Sewer System Rev	0.000%	12/1/2006 (2)	5,000	4,865
Houston TX Water & Sewer System Rev	5.500%	12/1/2007 (4)(ETM)	12,500	12,983
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/2011	2,050	2,188
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2007 (4)	3,000	3,101
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2017 (2)	7,195	7,755
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	4.550%	11/1/2006	38,970	39,214
North East TX Independent School Dist. GO	6.500%	10/1/2006	4,350	4,442
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	5,000	5,176
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	6,000	6,211
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	12,100	12,080
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	10,000	9,972
Plano TX GO	5.250%	9/1/2006	5,030	5,087
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	5,942
San Antonio TX Electric & Gas Rev	5.000%	2/1/2008	14,000	14,437
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	2,045	2,119
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	10,000	10,360
San Antonio TX Electric & Gas Rev	5.000%	2/1/2009	7,400	7,726
San Antonio TX Electric & Gas Rev	5.250%	2/1/2011	4,350	4,670
San Antonio TX GO	5.000%	2/1/2007	4,545	4,621
San Antonio TX GO	5.000%	2/1/2008	1,815	1,872
San Antonio TX GO	6.000%	8/1/2008	2,145	2,278
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,356
Spring Branch TX Independent School Dist. GO	0.000%	2/1/2006	5,710	5,710
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,220
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,917
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,336
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2007	4,925	5,030
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,483
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,143
Texas Dept. of Housing & Community Affairs Single Mortgage Rev	5.350%	3/1/2033 (1)	8,765	9,020
Texas GO Public Finance Auth	5.500%	10/1/2006	4,000	4,059
Texas GO Public Finance Auth	5.250%	10/1/2007	15,240	15,717
Texas Public Building Auth. Building Rev. Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	9,511
Texas TRAN	4.500%	8/31/2006	50,000	50,349
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/2007	1,765	1,780
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,102
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,482
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2007	7,675	7,844
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	36,300	37,607
Univ. of Houston TX Rev	5.250%	2/15/2008 (4)	5,435	5,634
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2007	5,000	5,127
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,500	2,631
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,610	2,746

				585,575

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2007 (4)	5,000	5,117
Salt Lake County UT GO	5.500%	12/15/2007	5,870	6,106
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,691
Utah County UT Hosp. Rev. (Intermountain Health Care Health Services)	5.000%	5/15/2006	2,000	2,010
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2011 (4)	6,000	4,922

				27,846

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	5,016

Virginia (2.1%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,637
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.040%	2/1/2006 (Prere.)	3,705	3,705
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.040%	2/1/2006 (4)	9,380	9,380
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.080%	2/1/2006 (Prere.)	8,100	8,100
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2008	10,885	11,235
Virginia Commonwealth Transp. Board Federal Highway Rev	5.500%	10/1/2006	18,500	18,775
Virginia Commonwealth Transp. Board Federal Highway Rev	5.750%	10/1/2007	8,150	8,473
Virginia Commonwealth Transp. Board Federal Highway Rev	5.000%	10/1/2008	15,160	15,796
Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/2006	10,000	9,991
Virginia Public Building Auth. Rev	5.000%	8/1/2009	7,040	7,405
Virginia Public School Auth. Rev	5.250%	8/1/2007	5,185	5,333
Virginia Public School Auth. Rev	5.000%	8/1/2008	4,075	4,235
Virginia Public School Auth. Rev	5.250%	8/1/2008	6,950	7,264
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,000	2,104
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,720	2,861
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,500	2,657
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,865	3,044
Virginia Public School Auth. Rev	5.000%	8/1/2011	1,500	1,604
Virginia Public School Educ. Technology Notes	5.000%	4/15/2006	10,965	11,004

				137,603

Washington (2.6%)
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,734
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,299
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (2)	9,000	10,150
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (4)	10,000	11,278
King County WA GO	5.000%	6/1/2007	10,000	10,223
King County WA Sewer Rev	5.000%	1/1/2007 (4)	5,000	5,077
King County WA Sewer Rev	5.250%	1/1/2008 (4)	5,000	5,173
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	10,227
Port of Seattle WA GO	5.000%	11/1/2008 (4)	6,055	6,290
Port of Seattle WA GO	5.000%	11/1/2008 (4)	10,455	10,861
Port of Seattle WA Rev	5.250%	9/1/2007 (3)	3,000	3,081
Port of Seattle WA Rev	5.500%	9/1/2008 (3)	3,815	3,987
Port of Seattle WA Rev	5.000%	3/1/2011 (4)	8,275	8,807
Port of Seattle WA Rev	5.000%	3/1/2012 (4)	5,000	5,345
Seattle WA GO	5.000%	7/1/2007 (ETM)	550	563
Seattle WA GO	5.000%	7/1/2007	4,765	4,877
Seattle WA Muni. Light & Power Rev	4.000%	12/1/2006 (4)	5,000	5,030
Seattle WA Water System Rev	4.500%	9/1/2007 (1)	6,625	6,747
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2007 (2)	8,650	8,888
Washington GO	5.500%	9/1/2007	13,130	13,569
Washington GO	6.250%	9/1/2007	4,285	4,476
Washington GO	5.500%	9/1/2008 (4)	4,650	4,894
Washington GO	5.750%	9/1/2008	4,000	4,232
Washington GO	6.250%	9/1/2008	3,725	3,985
Washington GO	5.000%	7/1/2009	5,520	5,793
Washington GO	5.000%	7/1/2012 (2)	11,530	12,379

				169,965

West Virginia (0.2%)
West Virginia GO	0.000%	11/1/2006 (3)	6,850	6,686
West Virginia GO	5.500%	6/1/2007 (4)	5,000	5,146
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,146

				14,978

Wisconsin (1.4%)
Milwaukee WI GO	6.000%	2/1/2006	6,675	6,675
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,623
Wisconsin GO	4.000%	5/1/2006 (1)	16,820	16,852
Wisconsin GO	6.125%	11/1/2006	7,210	7,361
Wisconsin GO	5.000%	5/1/2007 (3)	6,200	6,330
Wisconsin GO	5.000%	5/1/2008	8,055	8,339
Wisconsin GO	5.000%	5/1/2009	13,745	14,410
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	16,930
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,335
Wisconsin Transp. Rev	5.000%	7/1/2008 (3)	8,750	9,082

				91,937

Total Municipal Bonds
(Cost $6,548,200)				6,514,756

Temporary Cash Investment (1.6%)			Shares

** Vanguard Municipal Cash Management Fund, 2.965%
(Cost $105,270)			105,269,621	105,270

Total Investments (99.6%)
(Cost $6,653,470)				6,620,026

Other Assets and Liabilities--Net (0.4%)				28,456

Net Assets (100%)				6,648,482

**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $42,112,000, representing 0.6% of net assets.
2 Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2006.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $6,654,760,000. Net unrealized depreciation of investment securities for tax purposes was $34,734,000, consisting of unrealized gains of $18,932,000 on securities that had risen in value since their purchase and $53,666,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5 Year Treasury Note	1,000	$105,734	($424)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (94.9%)

Alabama (1.0%)
1 Healthcare Auth. For Baptist Health Alabama TOB VRDO	3.120%	2/7/2006	11,000	11,000
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	30,000	30,732

				41,732

Alaska (0.1%)
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/2007 (4)	3,000	3,046

Arizona (3.6%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.040%	2/7/2006 (1)	69,500	69,500
Arizona School Dist. Financing Program COP TAN	4.000%	7/28/2006	10,000	10,033
Arizona School Fac. Board Rev. COP	5.000%	9/1/2006 (4)	2,500	2,525
Arizona Transp. Board Highway Rev	5.000%	7/1/2007	3,950	4,044
Arizona Transp. Board Highway Rev	5.000%	7/1/2009	4,000	4,206
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.080%	2/7/2006 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2008 (2)	5,500	5,711
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.100%	2/7/2006 (3)	19,200	19,200
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.750%	7/1/2006 (Prere.)	5,000	5,052
Tucson AZ USD	7.500%	7/1/2007 (3)	8,000	8,455

				153,726

California (8.3%)
California GO	5.000%	6/1/2008	16,820	17,418
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008	1,065	1,101
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	18,000	18,456
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	9,000	9,234
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/2008 (1)	33,000	34,249
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	34,816
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	18,935	19,364
California Statewide Community Dev. Auth. RAN (Vehicle License Fee Program)	4.000%	11/15/2006 (4)	10,000	10,059
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	8,000	8,064
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,693
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	4,987
Contra Costa CA TRAN	4.500%	12/7/2006	20,000	20,187
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	10,000	9,834
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	3.150%	8/1/2008 LOC	8,000	7,929
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.080%	2/7/2006 (2)	7,170	7,170
1 Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.100%	2/7/2006 (4)	18,980	18,980
Kings River Conservation Dist. California COP	4.000%	5/1/2008	2,020	2,040
Los Angeles CA Community College Dist. GO	5.000%	8/1/2006 (4)	10,000	10,095
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,000	4,037
Los Angeles CA USD COP PUT	4.000%	10/2/2006 (4)	8,000	8,038
Los Angeles County CA Public Works Financing Auth. Rev	4.000%	12/1/2006 LOC	38,000	38,236
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2008 (1)	6,225	6,516
Northern California Power Agency (Geothermal Project)	5.000%	7/1/2009 (ETM)	15,000	15,614
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/2006 (2)	15,000	15,081
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/2006 (2)	15,000	15,179
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2007 (3)	4,165	4,240

				351,617

Colorado (1.8%)
Colorado General Fund TRAN	3.750%	6/27/2006	50,000	50,090
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	3.430%	1/3/2007	15,000	15,000
1 Jefferson County CO School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	5,290	5,290
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	6,000	5,893

				76,273

Connecticut (1.3%)
Connecticut GO	5.000%	4/15/2007	12,110	12,353
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,651
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	4.000%	9/1/2006 (4)	19,875	19,968
New Britain CT BAN	4.000%	4/6/2006	15,000	15,012

				53,984

Delaware (0.4%)
Delaware GO	5.000%	7/1/2006	6,690	6,740
Delaware Transp. Auth. Transp. System Rev	4.625%	7/1/2007 (4)	8,525	8,685

				15,425

District of Columbia (0.4%)
District of Columbia GO	5.500%	6/1/2007 (4)	4,715	4,849
District of Columbia Water & Sewer Auth. Public Util. Rev. ARS	3.200%	2/23/2006 (2)	9,875	9,875

				14,724

Florida (2.5%)
Florida Board of Educ. Capital Outlay	5.000%	6/1/2006	6,765	6,804
Florida Board of Educ. Capital Outlay	5.500%	6/1/2006	5,575	5,617
Florida Board of Educ. Public Educ	5.250%	6/1/2006	4,740	4,772
Florida Board of Educ. Public Educ	5.000%	6/1/2009	3,945	4,142
Florida Correctional Privatization Comm. COP	5.000%	8/1/2006 (2)	2,380	2,400
Florida Dept. of Transp	5.000%	7/1/2006	2,325	2,342
Florida Dept. of Transp	5.000%	7/1/2006	4,970	5,006
1 Florida Dept. of Transp. TOB VRDO	3.060%	2/7/2006	2,635	2,635
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	5,000	5,136
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	13,000	13,486
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2008	10,000	10,399
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2007	4,500	4,615
Jacksonville FL Transp. Rev. ARS	3.150%	2/10/2006 (10)	9,125	9,125
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2006 (1)	10,000	10,105
Miami-Dade County FL Aviation - Miami International Airport	5.250%	10/1/2007 (3)	2,500	2,571
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.100%	2/7/2006 (1)	3,530	3,530
Miami-Dade County FL Water & Sewer Rev	5.000%	10/1/2007 (1)	4,000	4,109
Tampa FL Util. Rev	6.000%	10/1/2006 (2)	2,385	2,428
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/2008 LOC	2,500	2,481
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/2009 LOC	4,600	4,560

				106,263

Georgia (1.7%)
Atlanta GA Airport Fac. Rev	6.000%	1/1/2007 (2)	5,780	5,920
Cobb County GA School Dist	4.000%	2/1/2007	22,735	22,913
Coffee County GA School Dist. GO	6.000%	8/1/2007	1,425	1,481
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	2,009
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,319
Georgia GO	6.250%	4/1/2006	2,700	2,714
Gwinnett County GA School Dist. GO	6.400%	2/1/2006	3,500	3,500
Henry County GA GO	5.000%	7/1/2007	2,450	2,509
Henry County GA School Dist. GO	5.000%	4/1/2007	11,415	11,641
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2006 (1)	10,000	10,123
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,634

				70,763

Guam (0.1%)
Guam International Airport Auth. Rev	5.000%	10/1/2006 (1)	2,710	2,739
Guam International Airport Auth. Rev	5.000%	10/1/2007 (1)	2,850	2,919

				5,658

Hawaii (0.6%)
Hawaii GO	6.400%	3/1/2007	5,555	5,736
Hawaii GO	5.000%	4/1/2007 (1)	7,330	7,474
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,794
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,226
Honolulu HI City & County GO	5.000%	7/1/2010 (3)	4,065	4,316

				26,546

Illinois (3.9%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008	2,500	2,584
Chicago IL Park Dist. GO	5.000%	1/1/2010 (3)	8,145	8,582
Chicago IL School Finance Auth. GO	5.000%	6/1/2006 (4)	9,000	9,052
Chicago IL School Finance Auth. GO	5.500%	6/1/2007 (4)	10,020	10,305
Chicago IL Transit Auth. Rev	5.000%	6/1/2007 (2)	3,000	3,066
Chicago IL Transit Auth. Rev	5.250%	6/1/2008 (2)	4,540	4,729
Chicago IL Transit Auth. Rev	5.250%	6/1/2009 (2)	1,000	1,056
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.050%	7/1/2006	5,310	5,300
Illinois GO	5.500%	4/1/2006 (4)	3,000	3,011
Illinois GO	4.500%	5/30/2006	16,955	17,024
Illinois GO	4.500%	6/30/2006	25,000	25,127
Illinois GO	5.000%	8/1/2006	8,160	8,231
Illinois GO	5.250%	4/1/2007 (4)	9,325	9,534
Illinois GO	5.000%	3/1/2009	24,695	25,814
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.790%	9/7/2006	5,000	4,982
Illinois Sales Tax Rev	5.000%	6/15/2008	3,000	3,110
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/2006 (4)	4,750	4,820
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	7,280	6,710
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.100%	2/7/2006 (1)	4,370	4,370
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2006 (2)	2,350	2,372
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,687
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,487

				166,953

Indiana (0.8%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2007	5,000	5,124
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.500%	2/1/2006	18,000	18,000
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	3.380%	2/7/2006	10,000	10,000

				33,124

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	2,500	2,581

Kansas (0.3%)
Wyandotte County Kansas City KS Unified Govt. GO	3.250%	11/1/2006	12,000	11,971

Kentucky (1.4%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	3.140%	2/7/2006	32,635	32,635
Kentucky Property & Building Comm. Rev	5.500%	8/1/2006 (4)	10,520	10,638
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2007 (4)	4,315	4,446
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,502
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2007 (4)	4,355	4,464

				59,685

Louisiana (0.7%)
Louisiana GO	6.000%	10/15/2006 (2)	15,585	15,873
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,950
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	10,000	10,469

				31,292

Maine (0.5%)
Maine GO	4.000%	6/30/2006	22,500	22,564

Maryland (2.3%)
Anne Arundel County MD GO	5.000%	3/1/2007	6,000	6,112
Maryland Dept. of Housing & Community Dev. Rev	3.120%	11/24/2006	23,500	23,452
Maryland GO	5.250%	3/1/2007	10,000	10,216
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) ARS	3.450%	10/4/2006 (1)	14,100	14,097
Maryland Water Quality Financing Administration Revolving Loan Rev	5.000%	9/1/2008	5,000	5,212
Montgomery County MD Housing Opportunities Comm. (Single Family Mortgage) Rev	4.500%	12/29/2006	9,000	9,078
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	7,330	7,523
Washington Suburban Sanitation Dist. Maryland Water Supply GO	4.000%	6/1/2006	23,550	23,614

				99,304

Massachusetts (4.8%)
Avon MA BAN	3.500%	3/2/2006	14,500	14,501
Danvers MA BAN	3.750%	7/14/2006	16,000	16,035
Haverhill MA BAN	3.750%	3/30/2006	8,430	8,433
Massachusetts Bay Transp. Auth. Rev	6.000%	7/1/2006	5,000	5,057
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	26,421
Massachusetts GO	5.000%	2/1/2006	27,500	27,500
Massachusetts GO	5.500%	2/1/2007 (1)	7,150	7,306
Massachusetts GO	5.500%	1/1/2008	6,165	6,405
1 Massachusetts GO TOB VRDO	3.050%	2/7/2006 (2)	3,950	3,950
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	1.850%	4/1/2006	10,000	9,970
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2008	5,000	5,197
Needham MA BAN	4.000%	6/15/2007	14,200	14,338
Peabody MA BAN	3.250%	2/9/2006	5,000	5,000
Silver Lake MA Regional School Dist. BAN	4.000%	8/25/2006	38,000	38,138
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	5,953
Swampscott MA BAN	4.250%	10/20/2006	11,000	11,074

				205,278

Michigan (2.4%)
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2008 (2)	5,000	5,376
Michigan Building Auth. Rev	5.000%	10/15/2006	7,500	7,590
Michigan Building Auth. Rev	5.000%	10/15/2007	2,250	2,312
Michigan Building Auth. Rev	5.000%	10/15/2008 (4)	1,000	1,042
Michigan Building Auth. Rev	5.000%	10/15/2010 (4)	5,000	5,321
Michigan GO	4.500%	9/29/2006	50,000	50,400
Michigan Muni. Bond Auth. Rev	5.000%	6/1/2008 (4)	5,000	5,182
Michigan Muni. Bond Auth. Rev	4.250%	8/18/2006 LOC	25,000	25,121

				102,344

Minnesota (1.8%)
Minnesota GO	5.000%	8/1/2006	14,825	14,957
Minnesota GO	5.000%	8/1/2007	30,685	31,470
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/2006	12,000	12,044
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.300%	3/8/2006	18,100	18,100

				76,571

Mississippi (0.4%)
Jackson MS Water & Sewer System Rev	5.000%	9/1/2006 (4)	4,550	4,592
Mississippi GO	5.250%	8/15/2006	5,215	5,267
Mississippi GO	5.500%	11/1/2008	6,455	6,792

				16,651

Missouri (0.9%)
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2008	7,465	7,736
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	3,465	3,638
Missouri Third State Building GO	5.000%	10/1/2006	27,505	27,831

				39,205

Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	5,550	5,746

Nebraska (0.1%)
Omaha NE Public Power Dist. Electric Rev	5.500%	2/1/2007	5,000	5,109

Nevada (2.9%)
Clark County NV Airport Improvement Rev. VRDO	3.050%	2/7/2006 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/2007 (3)	4,775	4,910
Clark County NV GO	7.500%	6/1/2007 (2)	4,630	4,876
Clark County NV GO	7.500%	6/1/2007 (2)	4,920	5,182
Clark County NV School Dist. GO	5.000%	6/1/2007 (3)	29,020	29,658
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	14,710	15,043
Clark County NV School Dist. GO	5.500%	6/15/2007 (4)	10,000	10,293
Clark County NV School Dist. GO	5.000%	6/15/2008 (4)	7,575	7,854
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.060%	2/7/2006 (1)	11,920	11,920
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.060%	2/7/2006 (3)	5,310	5,310
Nevada GO	4.000%	8/1/2006	8,800	8,833
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,453

				122,062

New Hampshire (0.1%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	5,000	4,960

New Jersey (4.2%)
New Jersey COP	5.250%	6/15/2006 (4)	3,945	3,973
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2008	2,500	2,579
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,053
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.060%	2/7/2006 (2)	11,335	11,335
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.140%	2/7/2006	8,500	8,500
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2008	6,915	7,180
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2009	5,610	5,885
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2010	6,000	6,352
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2006	2,000	2,015
New Jersey GO	5.625%	7/15/2006 (Prere.)	11,025	11,308
New Jersey GO	5.000%	7/15/2007	11,000	11,268
New Jersey TRAN	4.000%	6/23/2006	55,000	55,152
New Jersey TRAN	4.500%	6/23/2006	15,000	15,074
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2006 (2)	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2006	7,500	7,560
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2007	4,870	5,009
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.140%	2/7/2006	2,400	2,400
Rutgers State Univ. New Jersey	5.000%	5/1/2006 (3)	6,840	6,870
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	3.750%	2/7/2006	7,100	7,100

				180,613

New Mexico (1.8%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	25,000	24,910
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	14,335	14,258
Los Alamos County NM Util. System Rev	5.000%	7/1/2006 (4)	2,965	2,986
New Mexico Finance Auth. Transp. Rev	5.000%	6/15/2006 (2)	21,515	21,656
New Mexico Severance Tax Rev	5.000%	7/1/2007	10,000	10,236
New Mexico Severance Tax Rev	5.000%	7/1/2009	1,000	1,051
New Mexico Severance Tax Rev	5.000%	7/1/2009 (2)	2,000	2,102
New Mexico Severance Tax Rev	5.000%	7/1/2010	1,000	1,062

				78,261

New York (7.8%)
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2006	10,000	10,144
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2008	7,775	8,142
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2009	2,755	2,892
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2009	22,260	23,565
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2010	2,000	2,114
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2010	12,730	13,593
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	3,000	3,112
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	2,000	2,075
New York City NY GO	5.000%	8/1/2006	2,000	2,018
New York City NY GO	5.000%	8/1/2007	23,510	24,078
New York City NY GO	5.000%	6/1/2008	13,375	13,845
New York City NY GO	5.000%	8/1/2008	17,000	17,635
New York City NY GO	5.000%	8/1/2008	20,715	21,489
New York City NY GO	5.000%	8/1/2009	6,895	7,220
New York City NY GO	5.000%	8/1/2009	3,930	4,115
New York City NY GO	5.000%	8/1/2010	3,000	3,164
1 New York City NY GO TOB VRDO	3.140%	2/7/2006	16,495	16,495
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2009 (3)	2,000	2,099
1 New York City NY IDA Special Fac. Rev. TOB VRDO	3.220%	2/7/2006	38,658	38,658
New York City NY Transitional Finance Auth. Rev	5.000%	11/1/2007	12,000	12,349
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/2006	6,775	6,813
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007 (ETM)	855	865
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007	145	147
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2007	10,790	11,104
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2008	1,000	1,023
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2007	3,515	3,599
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,331
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2006	3,000	3,006
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,947
Rochester NY BAN	4.000%	10/20/2006	5,000	5,020
Rockland County NY TAN	3.750%	3/23/2006	31,000	31,021
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	12,075	12,458
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	6,970	7,191
1 Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	3.140%	2/7/2006	9,195	9,195

				333,522

North Carolina (3.0%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/2007	6,590	6,640
Charlotte NC Water & Sewer System Rev. CP	2.900%	4/26/2006	7,000	6,996
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/2006	10,000	10,005
Fayetteville NC Public Works Comm. Rev	3.550%	1/15/2008 (4)	20,000	19,973
Mecklenburg County NC GO	5.500%	4/1/2006	11,625	11,669
North Carolina COP	4.000%	6/1/2006	2,500	2,506
North Carolina GO	5.000%	3/1/2006	2,000	2,003
North Carolina GO	5.000%	3/1/2007	5,000	5,095
North Carolina GO	5.000%	2/1/2008	27,585	28,511
North Carolina GO	5.000%	3/1/2008	20,000	20,696
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	13,000	13,018

				127,112

Ohio (2.6%)
Cuyahoga Falls OH BAN	4.250%	12/14/2006	13,000	13,088
Kent State Univ. Ohio VRDO	3.050%	2/7/2006 (1)	10,920	10,920
Logan County OH BAN	4.000%	9/1/2006	4,000	4,015
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2006 (1)	1,500	1,523
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	10,000	9,944
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,771
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/2007 (2)	4,640	4,785
Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/2006	6,465	6,518
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,156
Ohio GO	5.000%	3/15/2006	9,000	9,019
Ohio GO	5.000%	8/1/2006	5,000	5,044
Ohio Highway Capital Improvements Rev	5.000%	5/1/2006	2,500	2,511
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	6,750	7,003
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2007 (1)	5,010	5,137
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,398
Ohio State Univ. General Receipts Rev	5.000%	6/1/2008	6,595	6,838
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,068
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/25/2007	15,000	15,167

				111,905

Oklahoma (0.7%)
Oklahoma City OK GO	5.000%	7/1/2006	2,055	2,070
Oklahoma GO	5.000%	7/15/2007 (3)	2,000	2,049
Tulsa County OK Ind. Auth. Rev	4.000%	5/15/2006	3,275	3,282
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008 (4)	4,700	4,869
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2009 (4)	4,620	4,847
Tulsa County OK Ind. Auth. Rev. PUT	3.130%	5/15/2006	14,140	14,134

				31,251

Oregon (1.3%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.450%	3/15/2006	35,000	34,947
Oregon State Dept. Administrative Services	5.000%	9/1/2010 (4)	5,000	5,324
Portland OR Sewer System Rev	6.000%	6/1/2006 (3)	14,720	14,855

				55,126

Pennsylvania (4.7%)
Bethlehem PA Area School Dist	5.375%	9/1/2009 (3)	4,855	5,005
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2007	4,865	4,979
Pennsylvania GO	5.000%	2/1/2006	10,865	10,865
Pennsylvania GO	5.000%	2/1/2006	11,810	11,810
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	16,570	16,918
Pennsylvania GO	5.500%	6/1/2006	8,985	9,052
Pennsylvania GO	5.000%	10/1/2006	13,685	13,844
Pennsylvania GO	5.000%	1/15/2007	3,150	3,202
Pennsylvania GO	5.500%	7/1/2007 (1)	20,000	20,623
Pennsylvania GO	5.000%	9/1/2009	8,235	8,675
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) PUT	3.625%	5/1/2006 LOC	4,000	4,004
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) PUT	3.625%	5/1/2006 LOC	5,000	5,003
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) PUT	3.200%	11/1/2006 LOC	9,200	9,200
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2009 (3)	6,150	6,465
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	11,000	11,226
Philadelphia PA Muni. Auth. Rev	5.000%	5/15/2006 (4)	3,660	3,677
Pittsburgh PA GO	5.000%	9/1/2008 (1)	14,425	14,941
Pittsburgh PA Water & Sewer Auth. Rev	1.900%	9/1/2006 (4)	11,930	11,794
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,613
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	4.000%	4/28/2006	26,000	26,043

				201,939

Puerto Rico (3.8%)
Puerto Rico Govt. Dev. Bank CP	3.350%	2/3/2006	20,223	20,224
Puerto Rico Govt. Dev. Bank CP	3.700%	3/15/2006	40,488	40,491
Puerto Rico Govt. Dev. Bank CP	4.000%	7/24/2006	23,000	23,022
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	6,000	6,001
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	17,001	17,002
Puerto Rico Govt. Dev. Bank CP	3.850%	10/6/2006	40,000	40,003
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2009	9,500	9,984
Puerto Rico Muni. Finance Agency	4.000%	8/1/2006 (4)	2,000	2,008
Puerto Rico Muni. Finance Agency	5.000%	8/1/2009	5,000	5,219

				163,954

Rhode Island (0.1%)
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2006 (3)	2,705	2,724
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2007 (3)	2,830	2,894

				5,618

South Carolina (0.5%)
Beaufont County SC School Dist. BAN	2.480%	3/1/2006	20,000	19,982

Tennessee (2.0%)
Knox County TN GO	5.000%	4/1/2008	3,115	3,221
Memphis TN Electric System Rev	5.000%	12/1/2006	35,770	36,259
Memphis TN Electric System Rev	5.000%	12/1/2008 (4)	15,000	15,635
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.000%	2/7/2006	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) P	3.400%	1/3/2007	8,750	8,750
Sevier County TN Public Building Auth. (Public Projects Construction Notes) PUT	3.200%	4/3/2006	3,000	3,000
Tennessee GO	5.250%	3/1/2010 (Prere.)	6,500	6,942

				83,807

Texas (10.0%)
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,090
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/2008	10,000	9,963
Dallas TX GO	5.000%	2/15/2010	8,965	9,477
Denton TX Independent School Dist. GO	5.200%	8/15/2008 (Prere.)	10,180	10,624
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	10,953
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,081
Garland TX GO	4.000%	2/15/2007 (4)	1,950	1,964
Grand Prairie TX Independent School Dist	3.050%	7/31/2007	5,200	5,173
Harris County TX Toll Road Rev	5.000%	8/15/2006 (3)	5,000	5,046
Harris County TX Toll Road Rev	5.000%	8/15/2008 (3)	9,355	9,722
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	26,193
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	4,010	4,016
Houston TX GO	5.000%	3/1/2006 (1)	3,050	3,054
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,801
Houston TX Independent School Dist. GO	5.000%	2/15/2008	4,500	4,646
Lewisville TX Independent School Dist	5.250%	8/15/2006	5,000	5,053
Mesquite TX Independent School Dist. GO	5.000%	8/15/2006	1,825	1,842
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/2008	16,810	16,810
Plano TX Independent School Dist	5.500%	2/15/2006 (Prere.)	3,505	3,508
Plano TX Independent School Dist	5.000%	2/15/2008	6,300	6,504
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007	6,820	6,951
San Antonio TX Electric & Gas Rev	5.650%	2/1/2007 (Prere.)	10,740	11,096
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	34,320	35,556
San Antonio TX Electric & Gas Rev	5.000%	2/1/2010	9,185	9,680
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	5,760	6,124
Spring Branch TX Independent School Dist. GO PUT	3.000%	9/8/2006	15,700	15,700
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2006 (4)	7,000	7,059
Tarrant County TX Health Resources ARS	3.190%	2/24/2006 (2)	28,125	28,125
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	2,967
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,714
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,311
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,097
Texas Dept. of Transp. COP	5.000%	8/15/2007	5,000	5,127
Texas GO Public Finance Auth	5.750%	10/1/2006 (Prere.)	15,855	16,119
Texas GO Public Finance Auth	5.250%	10/1/2007	3,000	3,094
Texas TRAN	4.500%	8/31/2006	50,000	50,349
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	32,615	33,789
Texas Water Dev. Board GO	5.000%	8/1/2006	6,425	6,481
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.000%	11/1/2006	20,000	20,111
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	2,500	2,599
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	7,000	7,278

				424,847

Utah (1.2%)
Intermountain Power Agency Utah Power Supply Rev	4.500%	7/1/2007 (2)	10,000	10,166
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2010 (4)	6,290	6,668
Utah GO	5.000%	7/1/2006	17,875	18,007
Utah GO	5.000%	7/1/2006	7,785	7,843
Utah GO	5.000%	7/1/2007	8,300	8,499

				51,183

Vermont (0.2%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	3.160%	11/1/2006	9,050	9,050

Virginia (1.9%)
Norfolk VA GO	5.000%	7/1/2006 (4)	8,810	8,876
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/2008	2,500	2,471
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2007	5,185	5,274
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.000%	2/1/2006	11,285	11,285
Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/2006	10,000	9,991
Virginia Public Building Auth. Rev	5.000%	8/1/2006	5,080	5,125
Virginia Public School Auth. Rev	4.000%	2/1/2006	15,000	15,000
Virginia Public School Auth. Rev	4.000%	8/1/2006	7,500	7,529
Virginia Public School Auth. Rev	5.000%	8/1/2007	6,930	7,102
Virginia Public School Auth. Rev	5.000%	8/1/2007	2,260	2,316
Virginia Public School Auth. Rev	5.500%	8/1/2010	4,645	5,032

				80,001

Washington (1.5%)
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,154
King County WA GO	5.000%	6/1/2007	6,130	6,266
Port of Seattle WA GO	5.000%	11/1/2006 (4)	5,490	5,560
Port of Seattle WA GO	5.000%	11/1/2006 (4)	9,485	9,606
Port of Seattle WA GO	5.000%	11/1/2007 (4)	5,765	5,922
Port of Seattle WA Rev	5.250%	9/1/2006 (3)	3,000	3,032
Port of Seattle WA Rev	5.000%	3/1/2009 (4)	3,415	3,570
Port of Seattle WA Rev	5.000%	3/1/2010 (4)	3,230	3,410
Washington GO	5.500%	6/1/2006 (Prere.)	6,050	6,095
Washington GO	5.000%	1/1/2007 (4)	8,605	8,739
Washington GO	5.000%	1/1/2008 (4)	5,320	5,482
Washington GO	4.000%	7/1/2008	5,180	5,254

				66,090

West Virginia (0.1%)
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2007 (1)	500	510
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2008 (1)	2,500	2,586

				3,096

Wisconsin (2.2%)
Kenosha WI GO	4.000%	9/1/2006 (4)	2,100	2,109
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,713
Madison WI Metro. School Dist. TRAN	4.000%	9/8/2006	25,000	25,076
Wisconsin GO	5.000%	5/1/2007	12,405	12,663
Wisconsin GO	6.250%	5/1/2007	5,000	5,179
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.400%	2/6/2006	14,800	14,800
Wisconsin School Dist. Cash Flow Management Program COP	4.250%	9/20/2006 LOC	12,775	12,845
Wisconsin School Dist. Cash Flow Management Program COP	4.250%	9/20/2006 LOC	6,475	6,511
Wisconsin Transp. Rev	5.000%	7/1/2008	12,385	12,852

				93,748

Total Municipal Bonds
(Cost $4,069,692)				4,046,262

Temporary Cash Investment (5.0%)			Shares

** Vanguard Municipal Cash Management Fund, 2.965%
(Cost $213,067)			213,067,237	213,067

Total Investments (99.9%)
(Cost $4,282,759)				4,259,329

Other Assets and Liabilities--Net (0.1%)				6,332

Net Assets (100%)				4,265,661

**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $204,938,000, representing 4.8% of net assets.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance)
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $4,282,759,000. Net unrealized depreciation of investment securities for tax purposes was $23,430,000, consisting of unrealized gains of $737,000 on securities that had risen in value since their purchase and $24,167,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (95.6%)

Alabama (0.3%)
Alabama GO	5.250%	6/1/2012	5,105	5,504
Alabama GO	5.250%	6/1/2013	5,105	5,503
Alabama GO	5.250%	6/1/2014	5,155	5,557
Alabama GO	5.250%	6/1/2015	3,455	3,709
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/2025	5,000	5,014
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	16,239

				41,526

Alaska (0.2%)
Anchorage AK Electric Rev	8.000%	12/1/2011 (1)	5,395	6,581
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,528
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	6,789

				19,898

Arizona (1.7%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.040%	2/7/2006 (1)	10,100	10,100
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	11,030	12,081
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,000	5,476
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,500	6,024
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,676
Arizona Transp. Board Highway Rev	6.000%	7/1/2010	25,000	27,558
Arizona Transp. Board Highway Rev	5.000%	7/1/2017	11,960	12,939
Arizona Transp. Board Highway Rev	5.250%	7/1/2018	4,000	4,308
Arizona Transp. Board Highway Rev	5.250%	7/1/2019	4,110	4,427
Arizona Transp. Board Highway Rev	5.000%	7/1/2022	8,630	9,115
Arizona Transp. Board Highway Rev	5.000%	7/1/2023	8,180	8,622
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	2,000	2,104
Maricopa County AZ USD	0.000%	1/1/2007 (3)	6,000	5,823
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2009 (4)	4,795	5,033
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2010 (4)	2,500	2,612
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2011 (4)	3,000	3,135
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2012 (3)	9,645	10,424
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2013 (3)	5,000	5,404
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2014 (3)	6,820	7,371
Phoenix AZ Civic Improvement Corp. Water System Rev	5.950%	7/1/2006 (Prere.)	6,600	6,674
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2014 (3)	4,215	4,625
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,469
Phoenix AZ Highway Rev. GO	9.250%	7/1/2007	4,000	4,321
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2024	4,000	4,254
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2026	7,350	7,778
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2027	7,780	8,220
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2028	6,210	6,545
Tucson AZ GO	7.375%	7/1/2013	4,500	5,528
Tucson AZ USD	7.500%	7/1/2006 (3)	8,840	8,992

				215,638

California (11.2%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	19,665	6,144
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	1,665	1,673
California GO	11.000%	3/1/2006	13,185	13,267
California GO	5.700%	8/1/2007	1,000	1,012
California GO	5.750%	8/1/2008 (3)	855	866
California GO	6.300%	9/1/2010	4,000	4,457
California GO	5.000%	5/1/2013	37,835	40,587
California GO	5.250%	10/1/2013 (1)	6,115	6,740
California GO	5.250%	2/1/2014	20,000	21,737
California GO	5.250%	11/1/2014	10,000	10,872
California GO	5.000%	3/1/2015	11,910	12,788
California GO	5.250%	11/1/2015	10,225	11,103
California GO	6.000%	4/1/2018	11,980	13,980
California GO	5.000%	12/1/2018	8,665	9,185
California GO	5.000%	3/1/2022 (2)	10,000	10,568
California GO	5.125%	11/1/2023	7,000	7,377
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2006 (1)(ETM)	1,075	1,088
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2006 (1)(Prere.)	1,135	1,172
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2006 (1)	3,925	3,974
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2007 (1)	4,155	4,287
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	8,000	8,387
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2019	3,135	3,270
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2020	4,180	4,347
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2021	6,165	6,387
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.000%	3/1/2006	31,000	30,947
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2011	6,500	6,715
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2012	7,990	8,254
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,711
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	6,863
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,166
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2014	8,370	9,069
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2015	10,105	10,975
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2016	8,750	9,458
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2017	7,085	7,605
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2018	6,500	6,941
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2019	11,820	12,566
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2020	10,000	10,599
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2021	15,230	16,095
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2022	15,985	16,830
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2023	11,465	12,036
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2024	10,000	10,467
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2025	7,500	7,833
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2026	7,500	7,809
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	37,000	41,050
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	77,880	86,946
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	8,000	8,852
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	15,000	17,163
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	20,000	22,567
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	10,000	11,075
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	61,875	68,527
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	101,101
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,494
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	1,445	1,505
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	995	1,029
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	73,000	74,280
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	8,750	9,040
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,163
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	56,416
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	22,848
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	5,960
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2017 (1)	8,110	8,705
Fresno CA Sewer Rev	6.250%	9/1/2014 (2)	12,000	14,148
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2021 (2)	15,000	15,706
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2029 (2)	40,000	41,067
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,580
Long Beach CA Harbor Rev	5.750%	5/15/2013	7,630	8,255
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015	20,000	21,422
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2011 (2)	5,865	6,329
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2012 (2)	6,190	6,714
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2013 (2)	6,535	7,076
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	10,105	10,981
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	46,690	49,494
Los Angeles CA USD GO	5.000%	7/1/2024 (1)	19,915	21,048
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.500%	7/1/2010 (4)	51,070	57,466
Northern California Power Agency (Hydroelectric Project)	6.200%	7/1/2006 (1)	5,940	6,014
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/2007 (1)	6,685	6,961
Port of Oakland CA Rev	5.250%	11/1/2006 (3)	6,700	6,797
Saddleback Valley CA USD	5.000%	8/1/2023 (4)	5,460	5,762
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	9,833
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	10,843
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	12,049
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,679
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	17,068
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	27,875
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,620
San Francisco CA City & County International Airport Rev	5.500%	5/1/2011 (1)	4,215	4,535
San Francisco CA City & County International Airport Rev	5.500%	5/1/2012 (1)	4,930	5,275
San Francisco CA City & County International Airport Rev	5.500%	5/1/2013 (1)	5,115	5,452
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014 (1)	5,565	5,956
San Francisco CA City & County International Airport Rev	5.500%	5/1/2015 (1)	5,880	6,268
San Francisco CA City & County International Airport Rev	5.500%	5/1/2016 (1)	6,215	6,625
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2006 (1)	500	511
Univ. of California Rev	5.000%	5/15/2033 (2)	20,000	20,614

				1,449,951

Colorado (3.2%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	18,935	20,938
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	11,058
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	11,058
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	22,116
1 Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	25,185	27,778
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	20,795	22,936
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,185	6,822
Colorado Dept. of Transp. Rev	5.375%	6/15/2012 (Prere.)	8,500	9,414
Colorado Dept. of Transp. Rev	5.500%	6/15/2012 (1)	11,780	12,990
Colorado Dept. of Transp. Rev	5.500%	6/15/2013 (1)	14,500	16,114
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,693
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	6,039
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,104
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,821
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,569
Colorado Springs CO Util. System Rev	5.000%	11/15/2009	5,000	5,266
Colorado Springs CO Util. System Rev	5.375%	11/15/2012	12,620	13,725
Colorado Springs CO Util. System Rev	5.375%	11/15/2014	12,745	13,819
Denver CO City & County Airport Rev	5.500%	11/15/2010 (3)	10,000	10,716
Denver CO City & County Airport Rev	5.500%	11/15/2011 (3)	15,070	16,243
Denver CO City & County Airport Rev	6.000%	11/15/2011 (2)	14,895	16,262
Denver CO City & County Airport Rev	5.625%	11/15/2012 (3)	6,000	6,464
Denver CO City & County Airport Rev	6.000%	11/15/2012 (2)	10,460	11,433
Denver CO City & County Airport Rev	5.500%	11/15/2013 (3)	15,085	16,105
Denver CO City & County Airport Rev	5.500%	11/15/2014 (3)	35,820	38,157
Denver CO City & County Airport Rev	5.500%	11/15/2015 (3)	23,520	25,150
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,682
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)(Prere.)	8,100	6,192
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)	8,000	6,460
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)(ETM)	6,600	5,342
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2017 (1)	24,490	14,804
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	15,100	8,283
Northern Colorado Water Conservation Dist. Rev	6.350%	12/1/2007 (2)	4,155	4,338
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2021 (3)	6,605	7,035

				417,926

Connecticut (1.7%)
Connecticut GO	5.300%	11/15/2006	1,290	1,292
Connecticut GO	5.400%	11/15/2007	685	686
Connecticut GO	5.000%	4/15/2008	4,510	4,668
Connecticut GO	5.250%	6/15/2008	7,000	7,302
Connecticut GO	5.000%	4/15/2009	6,810	7,135
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,647
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,423
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	27,311
Connecticut GO	5.500%	12/15/2011 (1)	9,000	9,914
Connecticut GO	5.125%	11/15/2013	5,675	6,108
Connecticut GO	5.125%	11/15/2013	19,000	20,448
Connecticut GO	5.500%	12/15/2013	4,705	5,242
Connecticut GO	5.500%	12/15/2014	8,700	9,764
Connecticut GO	5.000%	6/1/2017 (1)	25,000	26,888
Connecticut GO	5.000%	12/1/2017 (1)	35,000	37,617
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010	12,000	13,539
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,662
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,789

				218,435

District of Columbia (1.1%)
District of Columbia GO	5.500%	6/1/2006 (4)	6,205	6,251
District of Columbia GO	5.300%	6/1/2007 (2)(Prere.)	4,600	4,808
District of Columbia GO	5.375%	6/1/2007 (2)(Prere.)	5,255	5,498
District of Columbia GO	5.500%	6/1/2007 (4)(ETM)	1,265	1,301
District of Columbia GO	5.500%	6/1/2007 (4)	2,195	2,257
District of Columbia GO	5.500%	6/1/2007 (2)(Prere.)	5,750	6,025
District of Columbia GO	5.750%	6/1/2007 (2)	340	341
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,566
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	8,182
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,234
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,335
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,901
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,471
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	2,030
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	16,172
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,310
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	16,821
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,288
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	4,935
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	8,164
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	11,827
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	3,100
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,351
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,810
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,393

				148,371

Florida (4.3%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,744
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,108
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	22,437
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,492
Dade County FL School Board COP	5.375%	5/1/2006 (2)(Prere.)	4,775	4,848
Florida Board of Educ. Capital Outlay	6.000%	6/1/2006	6,605	6,665
Florida Board of Educ. Capital Outlay	5.250%	1/1/2008 (Prere.)	15,775	16,486
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,185
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	5,029
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,208
Florida Board of Educ. Public Educ	5.250%	6/1/2013 (4)	17,825	19,459
Florida Board of Educ. Public Educ	5.375%	6/1/2013	6,820	7,493
Florida Board of Educ. Public Educ	5.000%	6/1/2014	5,040	5,463
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	6,093
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,388
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	11,987
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,811
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	11,914
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,697
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,507
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	4,040
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	11,056
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,400
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,555
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2020 (2)	12,845	13,828
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2021 (2)	13,390	14,368
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (4)	18,580	19,531
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (1)	14,330	15,063
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2010 (3)	3,615	3,948
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/2013 (1)	7,645	8,405
Florida Dept. of Environmental Protection & Preservation Rev	5.500%	7/1/2013 (4)	11,920	13,259
Florida Dept. of Transp	5.250%	7/1/2015	4,000	4,263
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protectio	6.000%	7/1/2012 (2)	11,500	12,991
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,294
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (3)	2,185	2,296
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (4)	5,000	5,408
Florida Turnpike Auth. Rev	5.000%	7/1/2016 (4)	10,000	10,761
Florida Turnpike Auth. Rev	5.000%	7/1/2019 (2)	4,425	4,775
Florida Turnpike Auth. Rev	5.000%	7/1/2020 (2)	4,645	5,000
Florida Turnpike Auth. Rev	5.000%	7/1/2025 (2)	5,885	6,233
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2011 (3)	10,415	10,966
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,041
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,041
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,000	1,038
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,100	1,142
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,034
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,034
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	500	516
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	1,500	1,548
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2027	10,000	10,170
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,877
Hillsborough County FL Util. Rev	5.500%	8/1/2013 (2)	10,000	11,133
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2019 (1)	5,000	5,341
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,329
Jacksonville FL Sales Taxes Rev	5.500%	10/1/2013 (3)	3,045	3,395
Lakeland FL Electric & Water Rev	6.050%	10/1/2012 (4)	10,000	11,361
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	11,906
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,754
Orange County FL Tourist Dev. Rev	5.000%	10/1/2027 (2)	12,630	13,282
Orange County FL Tourist Dev. Rev	5.000%	10/1/2028 (2)	13,125	13,770
Orlando & Orange County FL Expressway Auth	5.000%	7/1/2008 (2)	11,745	12,188
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2014 (2)	4,000	4,366
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2013	10,000	10,984
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014	5,000	5,527
Palm Beach County FL School Board COP	6.000%	8/1/2006 (2)	6,480	6,566
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/2020	10,000	10,770
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,191
Tampa-Hillsborough County FL Expressway Auth. Rev	5.000%	7/1/2024 (2)	15,350	16,271

				549,029

Georgia (2.8%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	32,540	26,532
Atlanta GA Airport Fac. Rev	6.000%	1/1/2011 (3)	7,000	7,581
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012 (3)	7,500	8,151
Atlanta GA Airport Fac. Rev	6.250%	1/1/2014 (3)	5,000	5,456
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	11,930	12,985
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016 (3)	5,000	5,431
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2033 (4)	9,000	9,268
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2010 (3)	10,000	10,786
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2011 (3)	10,000	10,875
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	37,992
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,596
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,649
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	7,027
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,194
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	16,193
Georgia GO	6.250%	4/1/2006	12,200	12,262
Georgia GO	7.250%	9/1/2006	7,860	8,041
Georgia GO	7.000%	11/1/2006	16,780	17,242
Georgia GO	6.250%	8/1/2007	5,500	5,741
Georgia GO	6.750%	8/1/2007	6,100	6,408
Georgia GO	7.400%	8/1/2007 (ETM)	325	344
Georgia GO	7.400%	8/1/2007	10,875	11,524
Georgia GO	7.000%	11/1/2007	17,960	19,082
Georgia GO	7.400%	8/1/2008 (ETM)	170	186
Georgia GO	7.400%	8/1/2008	5,730	6,285
Georgia GO	7.100%	9/1/2009	7,900	8,880
Georgia GO	7.450%	1/1/2010	4,000	4,584
Georgia GO	6.250%	8/1/2010	7,800	8,719
Georgia GO	6.750%	9/1/2010	8,000	9,117
Georgia GO	5.700%	7/1/2011	4,470	4,954
Georgia GO	5.750%	9/1/2011	2,500	2,783
Georgia GO	5.400%	4/1/2013	7,525	8,351
Georgia GO	5.000%	9/1/2019	7,580	8,197
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,250
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,569
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,840
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	9,770

				358,845

Hawaii (2.6%)
Hawaii Airport System Rev	5.750%	7/1/2010 (3)	10,780	11,627
Hawaii Airport System Rev	6.375%	7/1/2012 (3)	9,140	10,154
Hawaii Airport System Rev	6.900%	7/1/2012 (ETM)	20,195	22,738
Hawaii Airport System Rev	5.750%	7/1/2013 (3)	23,000	24,745
Hawaii Airport System Rev	5.750%	7/1/2014 (3)	12,510	13,516
Hawaii Airport System Rev	5.750%	7/1/2015 (3)	19,450	20,916
Hawaii GO	5.625%	9/1/2009 (4)(Prere.)	3,510	3,799
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,873
Hawaii GO	5.750%	10/1/2010 (1)(Prere.)	115	126
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,201
Hawaii GO	6.000%	11/1/2010 (4)	10,000	11,075
Hawaii GO	5.750%	10/1/2011 (1)	2,095	2,286
Hawaii GO	5.000%	7/1/2012 (2)	15,000	16,104
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,425
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,717
Hawaii GO	5.625%	9/1/2012 (4)	1,490	1,606
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,323
Hawaii GO	5.000%	7/1/2013 (2)	28,850	31,107
Hawaii GO	5.375%	8/1/2013 (3)	16,595	17,949
Hawaii GO	5.375%	8/1/2013 (3)	14,700	15,899
Hawaii GO	5.000%	7/1/2014 (2)	30,000	32,482
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,452
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,600
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,703
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,392
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,269
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	4,176
Honolulu HI City & County GO	5.000%	7/1/2023 (1)	10,000	10,577

				340,842

Illinois (3.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	20,652
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	24,808
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2013	5,540	5,977
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2014	13,425	14,437
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2015	7,150	7,664
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2017	15,715	16,780
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/2006	4,450	4,545
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,273
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2009 (2)	15,890	16,655
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2014 (2)	13,540	14,410
* Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/2007	63,000	35,930
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,595	3,949
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,200	3,515
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	4,035	4,433
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	2,000	2,197
Chicago IL Water Rev	0.000%	11/1/2014 (2)	7,460	5,200
Chicago IL Water Rev	0.000%	11/1/2015 (2)	7,555	5,011
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	25,000	25,205
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,195
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/2010	9,750	10,071
Illinois GO	5.000%	10/1/2010	9,000	9,558
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,051
Illinois GO	5.250%	10/1/2012	14,000	15,224
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,560
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,450
Illinois GO	5.250%	10/1/2014	40,000	43,574
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,192
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,554
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,233
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,180
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,473
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	5,895	6,618
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	945	1,061
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	3,225	3,774
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	1,030	1,205
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,250	4,696
Illinois Sales Tax Rev	6.125%	6/15/2014	6,850	7,542
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (2)	25,000	27,653
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2016 (1)	8,330	5,241
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2019 (3)	39,340	21,925
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2023 (1)	32,515	14,424
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2024 (1)	15,895	6,676
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2016 (1)	15,270	9,928

				469,699

Indiana (0.0%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010 (1)	4,500	4,878

Kentucky (1.0%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,135	6,719
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	3,500	3,833
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	9,725	10,541
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	11,815	12,806
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011 (1)(Prere.)	5,000	5,459
Kentucky Property & Building Comm. Rev	5.500%	8/1/2012 (4)	10,000	11,016
Kentucky Property & Building Comm. Rev	5.250%	8/1/2013 (4)	27,540	29,617
Kentucky Property & Building Comm. Rev	5.250%	8/1/2015 (4)	15,480	16,647
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	3.030%	2/7/2006 (4)	26,360	26,360
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2012 (4)	4,495	4,892
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2013 (4)	4,755	5,156

				133,046

Louisiana (1.2%)
Louisiana Gasoline and Fuel Tax Rev	5.250%	5/1/2020 (3)	6,200	6,704
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2030 (3)	46,465	48,061
Louisiana GO	7.750%	8/1/2006 (1)	10,970	11,205
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	11,949
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	19,606
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	20,659
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,328
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,649
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,742
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2008 (1)(Prere.)	4,990	5,259

				152,162

Maryland (0.4%)
Maryland GO	5.500%	7/15/2009	16,490	17,653
Maryland GO	5.500%	3/1/2016	8,035	9,159
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2015	3,915	4,143
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2016	2,980	3,139
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2010 (Prere.)	4,000	4,543
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/2013	7,800	8,474

				47,111

Massachusetts (7.6%)
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	5,785	6,361
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,204
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,275
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,275
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2021	6,840	7,892
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2022	13,000	14,257
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2024	10,000	10,991
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	10,525	12,237
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024 (1)	5,000	5,814
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,392
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,069
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,108
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,825
Massachusetts GAN	5.125%	6/15/2010	10,755	11,314
Massachusetts GAN	5.250%	6/15/2010	23,675	24,986
Massachusetts GAN	5.125%	12/15/2010	5,000	5,260
Massachusetts GAN	5.250%	12/15/2010	26,275	27,669
Massachusetts GAN	5.125%	6/15/2011	8,555	9,000
Massachusetts GAN	5.250%	6/15/2011	15,000	15,796
Massachusetts GAN	5.250%	12/15/2011	14,820	15,606
Massachusetts GAN	5.750%	12/15/2011	20,000	21,852
Massachusetts GAN	5.750%	6/15/2012	11,280	12,298
Massachusetts GAN	5.125%	12/15/2012	5,000	5,260
Massachusetts GAN	5.125%	6/15/2013	5,000	5,260
Massachusetts GAN	5.750%	6/15/2013	10,000	10,903
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	10,750
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	5,989
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,908
Massachusetts GO	5.500%	11/1/2016	25,000	28,214
Massachusetts GO	5.500%	11/1/2016 (1)	75,000	84,781
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	56,521
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	22,755
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	7,964
Massachusetts GO	5.500%	10/1/2018	10,000	11,393
Massachusetts GO	5.250%	8/1/2021	10,000	11,224
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,504
Massachusetts GO	5.250%	8/1/2022	20,000	22,456
Massachusetts GO	5.250%	8/1/2023	20,000	22,504
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,412
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,653
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,886
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,936
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	10,978
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,855
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,690
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	22,865	24,777
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	20,000	21,689
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2021 (4)	41,095	43,790
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2023 (4)	6,800	7,202
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	8,685	9,514
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2019 (3)	5,000	5,593
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2026 (3)	32,360	37,567
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2028 (3)	11,075	12,931
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,694
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,479
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	457
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,274
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,056
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,644
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,268
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,176
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	7,018
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	873
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,461
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	310
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,382
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,174
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	147
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	30,838
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,836
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,336
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2010	30,220	33,900
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	37,515	44,827
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2019 (2)	25,625	27,483

				982,973

Michigan (2.5%)
Detroit MI Sewer System Rev	0.000%	7/1/2016 (3)	7,500	4,820
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	31,165	32,633
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	13,500	13,837
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	10,175	10,429
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	6,070	6,382
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	5,000	5,257
Michigan Building Auth. Rev	5.375%	10/15/2007 (Prere.)	5,880	6,136
Michigan Building Auth. Rev	6.000%	10/15/2007 (ETM)	9,000	9,399
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	8,440	9,256
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	6,010	6,591
Michigan Building Auth. Rev	5.500%	10/15/2012	6,695	7,286
Michigan Building Auth. Rev	5.250%	10/15/2013	2,500	2,641
Michigan Building Auth. Rev	5.250%	10/15/2013 (4)	12,000	13,155
Michigan Building Auth. Rev	5.500%	10/15/2013	6,000	6,530
Michigan Building Auth. Rev	5.250%	10/15/2014 (4)	15,000	16,386
Michigan Building Auth. Rev	5.500%	10/15/2014	10,000	10,883
Michigan Building Auth. Rev	5.250%	10/15/2015 (4)	22,445	24,492
Michigan Building Auth. Rev	5.500%	10/15/2015	5,000	5,455
Michigan Building Auth. Rev	5.250%	10/15/2016 (4)	9,000	9,833
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,482
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,777
Michigan GO	5.500%	12/1/2013	6,125	6,835
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2006 (ETM)	3,340	3,389
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	4,046
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,454
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,234
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,628
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,448
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,503
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	11,891
Wayne Charter County MI Airport Rev	5.250%	12/1/2010 (1)	12,000	12,560
Wayne Charter County MI Airport Rev	5.250%	12/1/2012 (1)	15,270	15,993

				316,641

Minnesota (1.2%)
Minnesota GO	5.000%	8/1/2008	12,965	13,495
Minnesota GO	5.000%	10/1/2012	28,800	31,143
Minnesota GO	5.000%	11/1/2012	21,920	23,716
Minnesota GO	5.000%	10/1/2013	35,445	38,507
Minnesota GO	5.000%	11/1/2013	28,270	30,725
Northern Minnesota Muni. Power Agency Electric System Rev	5.250%	1/1/2012 (4)	6,000	6,392
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,768

				149,746

Mississippi (0.8%)
Mississippi GO	6.500%	9/1/2006	5,125	5,215
Mississippi GO	6.000%	12/1/2006	6,380	6,513
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	10,039
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,584
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,613
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,704
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	6,071
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	5,112
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,287
Mississippi GO	5.750%	12/1/2011	6,000	6,625
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,515
Mississippi GO	5.500%	12/1/2016	8,435	9,469
Mississippi GO	5.500%	12/1/2017	4,000	4,505
Mississippi GO	5.250%	11/1/2022	8,245	9,278

				98,530

Missouri (0.6%)
Missouri Board Public Building Special Obligation Rev	5.250%	10/15/2009	10,640	11,322
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,620
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,833
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,657
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,876
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,083
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2013	3,000	3,279
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2014	3,430	3,749
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2016	2,000	2,179
Missouri Highways & Transp. Comm. Road Rev	5.250%	2/1/2017	11,410	12,240
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	12,572
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	11,127

				78,537

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,480
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,559
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,204
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,848

				14,091

Nebraska (0.6%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	6,130	6,403
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	3,980	4,157
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	41,000	42,826
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	1,825	1,906
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	5,360	5,589
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	2,045	2,132
Nebraska Public Power Dist. Rev	5.250%	1/1/2012 (1)	1,020	1,063
Nebraska Public Power Dist. Rev	5.250%	1/1/2013 (1)	10,565	11,015

				75,091

Nevada (1.9%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010 (1)	8,470	8,894
Clark County NV Airport Improvement Rev	5.250%	7/1/2012 (1)	4,225	4,421
Clark County NV GO	7.500%	6/1/2006 (2)	3,575	3,624
Clark County NV GO	5.500%	12/1/2006 (3)(Prere.)	6,365	6,545
Clark County NV GO	5.600%	12/1/2006 (3)(Prere.)	7,175	7,383
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	7,668
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,816
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	5,051
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,253
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,415
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,742
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	9,896
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,691
Clark County NV School Dist. GO	5.600%	6/15/2006 (3)(Prere.)	9,640	9,819
Clark County NV School Dist. GO	5.900%	6/15/2006 (3)(Prere.)	10,000	10,197
Clark County NV School Dist. GO	5.500%	6/15/2007 (3)(Prere.)	16,325	16,960
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,406
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	31,213
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	32,730
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	5,000	5,340
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	5,000	5,454
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	4,500	4,908
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2011 (2)	10,000	10,870
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	6,015
Nevada GO	6.000%	5/15/2010	6,680	7,312
Nevada GO	5.250%	5/15/2011	6,000	6,233
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2012 (4)	5,335	5,801
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2013 (4)	4,790	5,208

				250,865

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021	25,800	26,906
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	21,600	22,780
New Hampshire IDA	5.900%	8/1/2018	7,000	7,336

				57,022

New Jersey (9.1%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,000	6,951
Essex County NJ Solid Waste Util. Auth	5.500%	4/1/2006 (4)(Prere.)	3,000	3,071
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	140,220	168,842
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,377
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.000%	7/1/2008 (1)	17,000	17,641
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	26,261
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,834
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,503
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	94,617
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	69,652
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	21,095
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	11,003
New Jersey GO	6.000%	7/15/2006	3,300	3,341
New Jersey GO	5.500%	8/1/2011	3,500	3,826
New Jersey GO	5.250%	7/1/2014 (4)	25,000	27,533
New Jersey GO	5.250%	7/1/2015 (4)	50,000	55,317
New Jersey GO	5.250%	7/15/2015 (2)	9,000	9,960
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2010 (1)	8,050	8,503
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,681
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2012 (1)	2,000	2,103
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2014 (1)	2,850	2,997
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,501
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	16,079
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	31,164
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	27,366
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	10,986
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,592
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	34,660	36,602
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	37,000	39,073
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)(ETM)	7,510	8,581
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)	12,490	14,182
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	19,720	22,237
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	10,280	11,592
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	30,000	33,830
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	20,000	22,553
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)(ETM)	7,510	8,928
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)	12,490	14,735
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/2014 (3)(Prere.)	16,400	18,122
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	83,500	95,812
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	25,000	29,641
New Jersey Turnpike Auth. Rev	6.500%	1/1/2009 (2)(ETM)	23,200	25,180
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	12,775	13,780
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	3,440	3,710
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(ETM)	7,475	8,097
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)	27,745	30,031
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	5,000	5,814
New Jersey Turnpike Auth. Rev	5.250%	1/1/2026 (4)	10,000	11,291
New Jersey Turnpike Auth. Rev	5.250%	1/1/2027 (4)	12,035	13,619
New Jersey Turnpike Auth. Rev	5.250%	1/1/2028 (4)	12,000	13,607
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029 (4)	5,000	5,656
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,248

				1,169,717

New Mexico (0.7%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	30,000	29,838
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	28,000	30,514
New Mexico Highway Comm. Tax Rev	5.750%	6/15/2010 (Prere.)	16,310	17,802
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	12,780	14,077

				92,231

New York (8.5%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,899
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,231
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,385
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	6,000	6,432
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2012 (1)	25,195	26,334
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2012	40,505	43,581
Long Island NY Power Auth. Electric System Rev. VRDO	3.020%	2/7/2006 LOC	21,410	21,410
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,726
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,892
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	17,419
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	10,000	10,682
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2012 (1)	5,530	6,125
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	49,703
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	21,190
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2006	7,000	7,080
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,380
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2008	10,000	10,566
New York City NY GO	8.000%	4/1/2006 (2)	5,955	6,000
New York City NY GO	5.700%	8/1/2006 (Prere.)	4,605	4,730
New York City NY GO	5.900%	8/1/2006 (Prere.)	4,750	4,883
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,880	2,961
New York City NY GO	5.875%	8/15/2006 (3)(Prere.)	7,000	7,202
New York City NY GO	5.700%	8/1/2007	5,195	5,329
New York City NY GO	5.900%	8/1/2009	3,245	3,332
New York City NY GO	5.250%	8/1/2010	27,000	28,749
New York City NY GO	5.250%	8/1/2011	30,000	32,152
New York City NY GO	5.250%	8/1/2013	18,015	19,495
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,496
New York City NY GO	5.750%	8/1/2015 (2)	38,000	42,060
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2019	7,500	8,132
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2028 (1)	10,000	10,472
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2031	5,000	5,189
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,203
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,657
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	3,550	3,713
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	6,375	6,667
New York City NY Transitional Finance Auth. Rev	5.500%	5/15/2008 (Prere.)	2,000	2,114
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,570	8,048
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,245	7,703
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	4,000	4,253
New York City NY Transitional Finance Auth. Rev	5.125%	5/15/2009 (3)(Prere.)	5,195	5,522
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	12,585	13,434
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	5,000	5,337
New York City NY Transitional Finance Auth. Rev	5.750%	8/15/2009 (3)(Prere.)	14,740	16,022
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2010 (Prere.)	3,500	3,806
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	4,365	4,787
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	5,960	6,536
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	6,000	6,633
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	14,000	15,148
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014	5,000	5,394
New York City NY Transitional Finance Auth. Rev	5.250%	8/1/2018 (2)	5,000	5,402
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,248
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	75
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	334
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,257
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2010 (Prere.)	1,785	1,941
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2012	4,160	4,493
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2012	2,235	2,383
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,492
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	12,641
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	16,209
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,525
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/2010 (1)	4,000	4,198
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/2011 (1)	7,365	7,722
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2023 (3)	6,415	6,788
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2024 (3)	6,740	7,111
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023	5,000	5,265
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2010 (4)	4,500	4,696
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (4)	6,285	6,571
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	6,000	6,273
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,224
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	15,290
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,179
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,840
New York State Power Auth. Rev	5.250%	11/15/2017	20,710	22,466
New York State Power Auth. Rev	5.250%	11/15/2018	35,425	38,429
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (2)(Prere.)	10,000	10,422
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)(ETM)	6,725	7,461
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,186
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,509
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	22,014
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,321
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,569
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	16,791
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,157
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2007	4,900	5,010
Port Auth. of New York & New Jersey Rev	5.500%	9/15/2008 (3)	5,810	5,935
Port Auth. of New York & New Jersey Rev	5.250%	7/15/2010	11,095	11,519
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	10,000	10,348
Port Auth. of New York & New Jersey Rev	5.000%	12/1/2029	29,405	30,799
Suffolk County NY Water Auth. Rev	6.800%	6/1/2012 (ETM)	10,660	12,045
Triborough Bridge & Tunnel Auth. New York Rev	6.600%	1/1/2010 (ETM)	55,325	60,712
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2012 (ETM)	19,290	20,631
Triborough Bridge & Tunnel Auth. New York Rev	6.000%	1/1/2012 (ETM)	12,000	13,201
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	20,000	21,696

				1,091,577

North Carolina (2.5%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2019	10,000	10,332
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011	25,000	26,646
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012	14,875	15,967
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	25,000	26,918
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	15,000	16,343
North Carolina Eastern Muni. Power Agency Rev	5.300%	1/1/2015	4,000	4,259
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016	3,000	3,197
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017	4,700	4,988
North Carolina GO	5.250%	6/1/2011	10,375	11,260
North Carolina Muni. Power Agency Rev	5.250%	1/1/2009 (1)	8,500	8,926
North Carolina Muni. Power Agency Rev	5.250%	1/1/2014 (2)	26,585	28,792
North Carolina Muni. Power Agency Rev	5.250%	1/1/2016 (4)	10,000	10,836
North Carolina Muni. Power Agency Rev	5.250%	1/1/2017 (4)	15,290	16,473
North Carolina Muni. Power Agency Rev	5.250%	1/1/2018 (1)	69,720	75,113
North Carolina Muni. Power Agency Rev	5.250%	1/1/2019 (1)	38,600	41,586
North Carolina Muni. Power Agency Rev	5.250%	1/1/2020 (1)	10,000	10,774
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	2,380	2,624
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,970	2,172
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2013	1,500	1,647
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2014	1,240	1,361

				320,214

Ohio (2.4%)
Cincinnati OH GO	5.250%	12/1/2015 (4)	14,710	16,073
Cincinnati OH GO	5.250%	12/1/2016 (4)	9,185	10,003
Cincinnati OH GO	5.250%	12/1/2017 (4)	5,000	5,445
Cincinnati OH GO	5.250%	12/1/2018 (4)	8,150	8,875
Cleveland OH Airport System Rev	5.250%	1/1/2009 (4)	8,535	8,897
Cleveland OH Airport System Rev	5.250%	1/1/2010 (4)	9,010	9,484
Cleveland OH Airport System Rev	5.250%	1/1/2012 (4)	5,000	5,263
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,612
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	3,255	3,400
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	1,160	1,212
Cleveland OH Water Works Rev	5.250%	1/1/2009 (4)	1,340	1,399
Cleveland OH Water Works Rev	5.250%	1/1/2010 (4)	3,745	3,905
Cleveland OH Water Works Rev	5.375%	1/1/2013 (4)	3,455	3,762
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,407
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,149
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,391
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,498
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,317
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030	20,000	20,474
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2013 (4)	6,605	7,199
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	4,760
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/2007 (2)(Prere.)	5,055	5,247
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/2006	4,360	4,432
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,375	5,579
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,485	5,693
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/2007 (2)(Prere.)	3,710	3,861
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/2007	2,500	2,604
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,463
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,270
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,194
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,493
Ohio GO	7.625%	8/1/2010	3,510	4,099
Ohio GO	5.375%	2/1/2011 (Prere.)	7,255	7,860
Ohio GO	5.375%	2/1/2011 (Prere.)	7,645	8,283
Ohio GO	5.375%	2/1/2011 (Prere.)	5,000	5,417
Ohio GO	5.375%	2/1/2011 (Prere.)	3,485	3,776
Ohio GO	5.375%	2/1/2011 (Prere.)	5,500	5,959
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,666
Ohio GO	5.500%	8/1/2013	2,945	3,280
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/2007	5,000	5,150
Ohio Higher Educ. Capital Fac. Rev	5.250%	11/1/2014	3,710	4,027
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,270
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/2031	10,695	10,904
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	6,120	6,259
Ohio Infrastructure Improvement GO	5.000%	9/1/2024	8,720	9,208
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2006 (1)(Prere.)	4,435	4,528
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,395
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,433
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	2,964
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,095

				307,934

Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev	6.250%	6/1/2011 (2)	7,600	8,556
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2025 (2)	15,070	15,891
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2026 (2)	12,000	12,625
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2027 (2)	20,110	21,142
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2028 (2)	17,920	18,797
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2029 (2)	13,930	14,590
Oklahoma Turnpike Auth	5.500%	1/1/2009 (3)	6,000	6,352

				97,953

Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2009	7,715	8,130
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2010	9,955	10,624
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2012	2,955	3,233
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2013	5,580	6,078
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2014	5,825	6,329
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2015	4,395	4,761
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,386
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,693
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,231
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	8,144
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.000%	7/1/2013 (3)	2,520	2,614
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (2)	5,325	5,591
Portland OR Sewer System Rev	6.000%	6/1/2007 (3)	5,600	5,799

				76,613

Pennsylvania (2.9%)
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.100%	1/1/2007	7,955	8,100
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/2009	5,355	5,600
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	3,000	3,556
Pennsylvania GO	5.250%	2/1/2008	15,440	16,011
Pennsylvania GO	6.000%	7/1/2008	8,220	8,723
Pennsylvania GO	5.000%	9/15/2008	7,150	7,446
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	11,072
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,304
Pennsylvania GO	5.000%	1/1/2022	37,805	40,299
Pennsylvania GO	5.000%	1/1/2023	39,695	42,214
Pennsylvania GO	5.000%	1/1/2025	23,760	25,169
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2006 (1)	4,375	4,427
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,687
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,918
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,234
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/2024	2,200	2,220
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2011 (3)	10,000	10,536
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2012 (3)	6,660	7,017
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2013 (3)	5,000	5,268
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	2,875	3,041
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	2,125	2,244
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	4,095	4,332
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	1,905	2,012
Philadelphia PA Airport Parking Auth	5.250%	9/1/2010 (2)	4,875	5,044
Philadelphia PA Gas Works Rev	5.500%	7/1/2007 (4)	8,025	8,260
Philadelphia PA Gas Works Rev	5.500%	7/1/2009 (4)	10,820	11,302
Philadelphia PA Gas Works Rev	5.250%	7/1/2010 (4)	10,180	10,575
Philadelphia PA Gas Works Rev	5.250%	7/1/2011 (4)	5,000	5,194
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,106
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,857
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,385
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,818
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	12,973
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,173
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,252
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,278
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,918
Philadelphia PA Muni. Auth. Rev	5.250%	5/15/2013 (4)	11,105	12,002
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	5,965	6,441
Philadelphia PA School Dist. GO	6.250%	9/1/2006 (2)	2,000	2,034
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,279
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,136
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,272
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	11,895
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2007 (1)	5,000	5,214
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/2020	4,860	5,262

				377,100

Puerto Rico (2.3%)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (1)	35,430	38,157
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (4)	5,000	5,385
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2020 (1)	38,245	41,096
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	17,800	20,045
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,319
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,579
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,623
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2011 (1)	2,835	3,211
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2013 (1)	7,220	8,399
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2015 (1)	5,590	6,661
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2016 (3)	8,885	9,708
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2022 (3)	7,580	8,536
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	4,000	4,364
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,677
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2011 (3)	48,810	39,849
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2012 (3)	34,465	26,933
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2017 (2)	6,390	7,261
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2018 (2)	6,430	7,346
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	17,110	21,153
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	25,000	27,193

				298,495

Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	20,533
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	9,023
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,531
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,212
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,408
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,443
Rhode Island GO	6.000%	8/1/2006 (1)	3,000	3,041

				50,191

South Carolina (1.6%)
Berkeley County SC Water & Sewer System Rev	5.000%	6/1/2007 (1)	4,140	4,234
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2026	10,000	10,582
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2027	33,070	34,940
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	5,330	5,623
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.250%	8/15/2012 (Prere.)	13,000	14,971
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)(ETM)	1,400	1,427
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)	1,800	1,833
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2022 (3)	9,950	4,824
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2023 (3)	8,780	4,041
South Carolina GO	5.000%	7/1/2008	2,750	2,860
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,647
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,208
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	8,530	8,963
South Carolina Public Service Auth. Rev	5.375%	1/1/2013 (4)	7,300	7,948
South Carolina Public Service Auth. Rev	5.500%	1/1/2013 (4)	5,000	5,535
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	6,245	6,795
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	9,020	9,814
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	8,495	9,243
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2011 (1)	6,925	7,502
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2028 (2)	10,005	10,418
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2033 (2)	30,125	31,130

				202,538

South Dakota (0.0%)
South Dakota Building Auth. Lease Rev	5.250%	12/1/2010 (2)	4,800	4,967

Tennessee (1.0%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/2011	3,465	3,624
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2012	2,660	2,782
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2013	4,495	4,685
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014	2,000	2,095
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/2019	13,000	13,606
Memphis TN Electric System Rev	5.000%	12/1/2009 (1)	60,140	63,354
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	33,000	35,069
Shelby County TN GO	0.000%	12/1/2011	10,000	8,012

				133,227

Texas (8.9%)
Austin TX Combined Util. System Rev	0.000%	11/15/2010 (2)	5,000	4,189
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (2)	16,050	12,882
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (1)	18,100	14,527
Austin TX Combined Util. System Rev	6.000%	11/15/2013 (1)	16,000	17,942
Austin TX Combined Util. System Rev	5.125%	5/15/2014 (4)	28,900	29,734
Austin TX Combined Util. System Rev	0.000%	5/15/2018 (3)	25,215	14,745
Austin TX Combined Util. System Rev	0.000%	5/15/2019 (3)	28,160	15,690
Austin TX Independent School Dist. GO	5.750%	8/1/2006 (Prere.)	3,470	3,513
Austin TX Independent School Dist. GO	5.750%	8/1/2012	1,530	1,549
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	58,000	59,607
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	2,966
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,337
Harris County TX Health Fac. Dev. Corp. Medical Fac. Rev. (Baylor College of Medicine) VRDO	3.030%	2/7/2006 (2)	12,500	12,500
Harris County TX Sports Auth. Rev	0.000%	11/15/2023 (1)	7,000	2,990
Harris County TX Sports Auth. Rev	0.000%	11/15/2025 (1)	11,000	4,229
Harris County TX Sports Auth. Rev	0.000%	11/15/2027 (1)	11,000	3,792
Harris County TX Sports Auth. Rev	0.000%	11/15/2031 (1)	7,570	2,146
Harris County TX Toll Road Rev	5.375%	8/15/2012 (4)	10,000	10,936
Houston TX Airport System Rev	5.750%	7/1/2011 (4)	6,560	7,012
Houston TX Airport System Rev	6.000%	7/1/2011 (3)	4,200	4,442
Houston TX Airport System Rev	5.875%	7/1/2012 (4)	7,015	7,545
Houston TX Airport System Rev	6.000%	7/1/2012 (3)	4,460	4,717
Houston TX Airport System Rev	5.875%	7/1/2014 (4)	5,000	5,378
Houston TX GO	7.000%	3/1/2006 (Prere.)	4,125	4,138
Houston TX GO	7.000%	3/1/2008	44,280	45,699
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	5,074
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,528
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,295
Houston TX GO	5.250%	3/1/2011	1,185	1,239
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,133
Houston TX GO	5.000%	3/1/2012 (1)	4,735	5,069
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,203
Houston TX GO	5.750%	3/1/2013 (4)	375	408
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	9,900
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,815
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,790
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,380
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	15,246
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,696
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,601
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	6,094
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	8,309
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,426
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,586
Houston TX Util. System Rev	5.125%	5/15/2028 (1)	15,950	16,683
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,181
Houston TX Water & Sewer System Rev	5.750%	12/1/2012 (2)(Prere.)	8,000	8,947
Houston TX Water & Sewer System Rev	5.500%	12/1/2014 (4)	22,500	24,552
Houston TX Water & Sewer System Rev	5.500%	12/1/2015 (4)	7,250	7,891
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2011 (4)	14,200	15,262
Lower Colorado River Auth. Texas Rev	5.000%	1/1/2012 (4)(ETM)	2,520	2,700
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012 (1)	3,975	4,290
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013 (1)	3,000	3,229
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014 (1)	4,475	4,828
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014 (4)	5,000	5,393
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	24,000	25,926
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2016 (1)	2,000	2,160
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017 (1)	3,000	3,221
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019 (1)	3,000	3,221
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020 (1)	2,000	2,144
North Texas Health Fac. Dev.	5.750%	2/15/2010 (1)	4,115	4,362
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006 (ETM)	180	180
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006 (ETM)	825	825
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006	3,275	3,275
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	610	628
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	725	746
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	7,635	7,859
San Antonio TX Electric & Gas Rev	5.600%	2/1/2007 (Prere.)	745	769
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	5,910	6,274
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,985	3,169
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,110	2,240
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	6,140	6,313
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	20,440	22,190
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	10,205	11,079
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	12,100	13,136
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	9,200	9,988
San Antonio TX Electric & Gas Rev	5.500%	2/1/2011	12,225	13,264
San Antonio TX Electric & Gas Rev	5.000%	2/1/2012 (4)	5,000	5,337
San Antonio TX Electric & Gas Rev	5.250%	2/1/2012	5,515	5,830
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	8,140	8,859
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,883
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	6,490	7,034
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	5,445	5,901
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	3,890	4,112
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	5,000	5,434
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013	10,000	10,944
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015	7,250	8,042
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016	16,825	18,239
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017	7,580	8,160
San Antonio TX Electric & Gas Rev	5.000%	2/1/2024	17,600	18,431
San Antonio TX Electric & Gas Rev	5.000%	2/1/2025	39,660	41,473
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	9,133
Tarrant County TX Health Resources	5.750%	2/15/2013 (1)	7,670	8,130
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,291
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,808
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,808
Texas GO Public Finance Auth	5.500%	10/1/2009	7,000	7,495
Texas GO Public Finance Auth	5.500%	10/1/2012	13,455	14,702
Texas GO Public Finance Auth	5.500%	10/1/2013	19,175	20,953
Texas GO Public Finance Auth	5.375%	10/1/2014	21,310	23,341
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	705	596
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)	11,135	9,410
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)(ETM)	360	279
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)	4,815	3,730
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	125	92
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	11,375	8,403
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	125	88
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	5,540	3,903
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	110	74
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	13,140	8,814
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	110	70
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	22,795	14,535
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	415	253
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	31,295	18,961
Texas TRAN	4.500%	8/31/2006	50,000	50,349
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	53,195	55,111
Tomball TX Hosp. Auth. Rev	5.750%	7/1/2014	8,500	8,860
Tomball TX Hosp. Auth. Rev	6.000%	7/1/2019	3,600	3,773
Univ. of Houston TX Rev	5.250%	2/15/2009 (4)	3,080	3,239
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011 (Prere.)	8,290	8,997
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2014	7,590	8,360

				1,146,159

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)(ETM)	5,180	5,471
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)	36,060	37,866
Utah GO	5.000%	7/1/2012	5,000	5,395
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2010 (4)	7,000	5,999

				54,731

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	5,865	6,524

Virginia (0.3%)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,055
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,064
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	643
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	611
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	8,157
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,205
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,519
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,233
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2010 (Prere.)	4,310	4,720
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2011	4,085	4,462
Virginia Public School Auth. Rev	5.000%	8/1/2008	7,675	7,976
Virginia Public School Auth. Rev	5.250%	8/1/2008	5,585	5,837

				43,482

Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	6,660
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,853
Port of Seattle WA Rev	6.000%	2/1/2015 (1)	2,370	2,679
Snohomish County WA Mukilteo School Dist	6.500%	12/1/2011	5,825	6,593
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2008 (2)	3,500	3,688
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2009 (2)	3,000	3,233
Washington GO	6.250%	2/1/2011	6,680	7,208
Washington GO	5.500%	7/1/2011	6,755	7,272
Washington GO	5.700%	10/1/2015 (4)	10,000	11,162
Washington GO	5.000%	1/1/2028 (4)	19,295	20,126

				74,474

West Virginia (0.2%)
West Virginia Building Comm. Rev	5.250%	7/1/2008 (1)	2,150	2,241
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,661
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,408
West Virginia School Building Auth. Rev	5.300%	7/1/2009 (2)	8,000	8,364

				26,674

Wisconsin (1.3%)
Wisconsin GO	5.200%	5/1/2006 (Prere.)	4,150	4,170
Wisconsin GO	5.000%	5/1/2010	14,420	15,268
Wisconsin GO	5.000%	5/1/2011	15,180	16,190
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,381
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	19,887
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	22,444
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	22,096
Wisconsin GO	5.250%	5/1/2012	15,975	17,338
Wisconsin GO	5.250%	5/1/2013	16,810	18,352
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,766
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	16,869

				165,761

Total Municipal Bonds
(Cost $12,028,090)				12,331,415

Temporary Cash Investment (3.7%)			Shares

** Vanguard Municipal Cash Management Fund, 2.965%
(Cost $474,313)			474,312,696	474,313

Total Investments (99.3%)
(Cost $12,502,403)				12,805,728

Other Assets and Liabilities (0.7%)				94,663

Net Assets (100%)				12,900,391

*Non-income-producing security — interest payments in default.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 Securities with a value of $23,824,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $12,536,465,000. Net unrealized appreciation of investment securities for tax purposes was $269,263,000, consisting of unrealized gains of $331,975,000 on securities that had risen in value since their purchase and $62,712,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10 Year Treasury Note	(2,350)	254,828	308

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (93.3%)

Arizona (1.5%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	9,610	10,526
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	5,000	5,259
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,223
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	4,970
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2029	7,115	7,487

				32,465

California (12.7%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	5,000	1,562
Anaheim CA Public Finance Auth. Lease Rev	6.000%	9/1/2014 (4)	2,500	2,894
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	895	899
California GO	6.250%	9/1/2012	5,000	5,573
California GO	5.250%	11/1/2021	2,000	2,162
California GO	5.125%	11/1/2023	3,000	3,161
California GO	5.000%	8/1/2025 (4)	6,645	6,978
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2009 (Prere.)	5,000	5,553
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,108
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,620
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,802
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	5,000	5,547
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	10,000	11,164
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	2,500	2,860
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	5,000	5,642
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	6,000	6,645
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,401
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,331
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,580
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2031 (4)	12,500	13,043
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015 (2)	4,670	5,023
Los Angeles CA USD GO	5.000%	7/1/2025 (3)	10,000	10,545
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	3,220	3,370
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	4,345	4,547
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2011	1,780	1,857
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	2,405	2,509
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,408
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,441
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,349
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	23,306
San Francisco CA City & County International Airport Rev	5.500%	5/1/2017 (1)	6,570	7,003
San Francisco CA City & County International Airport Rev	5.500%	5/1/2018 (1)	6,945	7,403
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	5,927
Univ. of California Rev	5.000%	5/15/2033 (2)	5,000	5,154

				267,367

Colorado (3.4%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	22,116
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,000	6,618
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,682
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	10,000	7,371
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2016 (1)	10,185	6,474
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	5,000	2,743
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2020 (1)	15,165	7,902
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	9,700	3,890
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	10,000	3,123

				70,919

Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.950%	9/1/2028	3,700	3,911
Connecticut GO	5.000%	12/1/2017 (1)	6,035	6,486

				10,397

District of Columbia (0.2%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,450

Florida (2.2%)
Florida Educ. System Fac. Rev	5.000%	5/1/2035 (1)	11,335	11,824
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2024	2,000	2,054
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2025	1,500	1,537
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2030	5,000	5,069
Orange County FL School Board COP	5.375%	8/1/2007 (1)(Prere.)	2,355	2,449
Orange County FL School Board COP	5.375%	8/1/2017 (1)	2,645	2,743
Sunrise FL Util. System Rev	5.500%	10/1/2018 (2)	12,000	13,499
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	6,000	6,419

				45,594

Georgia (4.5%)
Atlanta GA Airport Fac. Rev	6.250%	1/1/2013 (3)	8,000	8,730
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,435
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	8,154
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2034 (4)	9,500	9,796
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2022 (3)	10,000	11,340
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2025 (4)	8,350	10,025
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	11,500	12,469
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,340
Georgia Muni. Electric Power Auth. Rev	6.375%	1/1/2016 (1)	5,000	5,971
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2018	12,170	14,303

				94,563

Hawaii (2.1%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	5,000	5,377
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	5,000	5,377
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.750%	12/1/2018 (2)	12,470	13,352
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,544
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,147
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	12,980	14,058

				44,855

Illinois (5.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,588
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,649
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,482
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	22,347
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	16,690	18,350
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	6,400	6,955
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,690
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	8,750	9,583
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	4,973
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (1)	6,000	6,588
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2014 (1)	16,100	11,194
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2012 (1)	5,795	4,567
Will County IL Community School Dist	0.000%	11/1/2013 (4)	10,000	7,314

				112,280

Indiana (0.9%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	16,875	18,508

Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev	5.000%	9/1/2032 (4)	5,000	5,201

Kentucky (1.3%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,405	7,014
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	8,775
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,286
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	5,000	5,400

				27,475

Louisiana (1.8%)
Louisiana Gasoline and Fuel Tax Rev	5.375%	6/1/2018 (2)	5,000	5,326
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2024 (3)	6,880	7,196
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2025 (3)	5,000	5,222
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	10,815
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,637
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,435

				38,631

Maryland (1.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	6,889
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	15,218
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	7,500	8,557

				30,664

Massachusetts (6.4%)
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2021	15,000	18,678
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2029 (1)	3,085	3,608
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,747
Massachusetts GO	5.500%	11/1/2017 (4)	13,250	15,075
Massachusetts GO	5.250%	8/1/2022	5,000	5,614
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,511
Massachusetts Port Auth. Rev	5.000%	7/1/2008 (Prere.)	3,500	3,662
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2030 (4)	13,160	13,769
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	7,295	7,991
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027 (3)	7,190	8,372
1 Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	32,000	38,237

				135,264

Michigan (3.3%)
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,452
Detroit MI Sewer System Rev	5.500%	7/1/2029 (3)	18,000	20,904
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	10,000	10,471
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,729
Michigan Building Auth. Rev	5.500%	10/15/2016	5,500	5,991
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,241
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	8,835

				69,623

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,508

Nebraska (1.7%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,676
Omaha NE GO	5.250%	4/1/2025	7,500	8,519
Omaha NE GO	5.250%	4/1/2026	7,580	8,621
Omaha NE GO	5.250%	4/1/2027	10,730	12,201

				35,017

Nevada (0.4%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	2,000	2,136
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2016 (4)	5,000	5,442

				7,578

New Hampshire (1.7%)
Manchester NH General Airport Rev	5.625%	1/1/2010 (4)(Prere.)	23,000	24,808
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	10,000	10,546

				35,354

New Jersey (4.1%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,419
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,628
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	9,000	10,495
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (4)	10,000	11,225
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	14,368
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	12,500	14,343
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	5,000	5,617
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,795	6,871
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	2,060	2,222

				87,188

New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	10,000	10,898
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,304
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	10,000	10,966

				25,168

New York (9.9%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,533
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,293
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	5,980
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,739
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	8,000	8,864
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	5,033
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,338
New York City NY GO	5.250%	8/1/2012	8,535	9,195
New York City NY GO	5.000%	8/1/2026	5,000	5,192
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (Prere.)	3,500	3,649
New York City NY Transitional Finance Auth. Rev	6.250%	5/15/2010 (Prere.)	265	297
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2021 (3)	12,550	14,480
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2024 (2)	10,000	10,546
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,639
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,792
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	10,340	11,600
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	40,183
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	8,097
Port Auth. of New York & New Jersey Rev	5.000%	7/15/2030	12,215	12,691
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	10,000	10,848
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	12,175
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,750	8,938

				209,102

North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev	7.500%	1/1/2010 (ETM)	4,935	5,633
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	4,625	5,732
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,220	1,345
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2016	1,780	1,950

				14,660

Ohio (1.8%)
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,231
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,434
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,483
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,270
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,633
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,403
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2020	5,355	6,164

				37,618

Oregon (1.1%)
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (3)	3,865	4,152
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2016 (3)	4,305	4,619
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,491

				24,262

Pennsylvania (2.9%)
Pennsylvania GO	5.000%	1/1/2025	20,000	21,186
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	20,000	22,763
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	4,005
Pittsburgh PA Water & Sewer Auth. Rev	6.500%	9/1/2013 (3)	10,000	11,561
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	2,335	2,510

				62,025

Puerto Rico (1.0%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (4)	2,000	2,112
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (1)	2,000	2,112
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2034 (2)	15,305	4,018
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,161
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,060	11,931

				21,334

South Carolina (3.0%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	20,000	21,099
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2012 (Prere.)	7,750	8,981
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)	12,210	14,510
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)(ETM)	2,035	2,432
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	5,863
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	10,000	10,508

				63,393

Texas (11.0%)
Austin TX Combined Util. System Rev	0.000%	5/15/2017 (3)	4,900	3,009
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	5,987
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.200%	5/15/2008	10,000	10,277
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	3,895
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	2,993
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,492
Houston TX GO	5.750%	3/1/2014 (4)	260	283
Houston TX GO	5.750%	3/1/2015 (4)	265	288
Houston TX GO	5.750%	3/1/2016 (4)	395	430
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	9,363
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	11,191
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	20,500	15,716
Lewisville TX Independent School Dist	0.000%	8/15/2016	5,630	3,598
Lewisville TX Independent School Dist	0.000%	8/15/2017	6,940	4,213
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2011 (4)	12,605	13,645
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,500	29,725
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	4,057
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	11,435	12,414
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,883
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	21,980
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	940	694
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	38,730	28,612
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	225
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,405	11,005
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	800	489
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	39,170	23,732

				233,196

Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2007 (1)(Prere.)	995	1,048
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2019 (1)	2,005	2,103

				3,151

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev	6.500%	10/1/2024	5,000	5,548

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,651

Washington (1.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,505
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	7,021
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	5,722
Port of Seattle WA Rev	5.625%	2/1/2030 (1)	7,735	8,285
Washington GO	6.750%	2/1/2015	3,450	4,028
Washington GO	5.625%	7/1/2025	7,030	7,528

				36,089

West Virginia (0.5%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	10,983

Wisconsin (1.6%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	23,043
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	11,048

				34,091

Total Municipal Bonds
(Cost $1,839,922)				1,969,172

Temporary Cash Investment (6.0%)			Shares

** Vanguard Municipal Cash Management Fund, 2.965%
(Cost $127,710)			127,709,905	127,710

Total Investments (99.3%)
(Cost $1,967,632)				2,096,882

Other Assets and Liabilities--Net (0.7%)				15,522

Net Assets (100%)				2,112,404

**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 Securities with a value of $4,780,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $1,985,971,000. Net unrealized appreciation of investment securities for tax purposes was $110,911,000, consisting of unrealized gains of $114,307,000 on securities that had risen in value since their purchase and $3,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30 Year Treasury Bond	(405)	$45,702	($202)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.5%)

Alabama (0.9%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2006(1)(Prere.)	5,000	5,198
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,316
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/2029	9,500	10,157
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/2025	10,000	10,065
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,353

				46,089

Arizona (1.3%)
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/2010	17,500	17,876
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	15,944
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	30,993

				64,813

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.500%	7/1/2015(1)	3,450	4,035

California (13.2%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,340
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011(Prere.)	830	917
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011(Prere.)	1,670	1,845
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,557
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	9,137
California GO	5.000%	8/1/2023(4)	20,000	21,114
California GO	5.125%	2/1/2025	13,975	14,681
California GO	5.500%	2/1/2025	25,000	28,551
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013(2)	30,000	33,130
California PCR Financing Auth. Rev. (Pacific Gas & Electric Co.) PUT	3.500%	6/1/2007(3)	25,000	24,959
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	17,155	18,114
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/2025	3,000	3,113
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/2027	6,185	6,152
1California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007	7,000	7,123
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	7,675	8,066
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,227
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2023	2,870	2,994
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2006	8,445	8,491
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2019	7,000	7,631
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012(1)	25,000	27,661
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	10,890
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	33,039
California State Univ. Rev. Systemwide	5.000%	11/1/2020(2)	20,995	22,453
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,807
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/2008	5,000	5,139
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,139
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,729
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	37,785	39,039
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	13,500	13,608
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,446
City of Carlsbad CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,163
City of Carlsbad CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,720	2,711
1Clipper Tax-exempt TOB VRDO	3.170%	2/7/2006	34,065	34,065
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028(1)	25,000	22,935
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013(2)(Prere.)	20,885	22,540
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2013(Prere.)	7,000	7,833
Lincoln CA Special Tax Communities Fac. Dist	5.450%	9/1/2017	1,000	1,029
Lincoln CA Special Tax Communities Fac. Dist	5.750%	9/1/2020	1,000	1,044
Lincoln CA Special Tax Communities Fac. Dist	5.900%	9/1/2024	1,000	1,051
Lincoln CA Special Tax Communities Fac. Dist	5.950%	9/1/2028	4,000	4,230
Lincoln CA Special Tax Communities Fac. Dist	6.000%	9/1/2034	3,000	3,177
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2022(4)	13,530	14,386
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2024(4)	11,175	11,811
Rocklin CA Special Tax Communities Fac. Dist	5.000%	9/1/2035	7,335	7,040
Roseville CA North Central Roseville Community Fac. Dist	5.400%	9/1/2008	1,860	1,916
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,442
San Bernardino County CA Medical Center COP	6.875%	8/1/2024(ETM)	25,220	32,844
San Diego CA USD GO	5.500%	7/1/2019(1)	10,140	11,605
San Diego CA USD GO	5.500%	7/1/2021(1)	12,725	14,651
San Diego CA USD GO	5.500%	7/1/2023(1)	7,500	8,685
San Francisco CA City & County Redev. Agency Community Fac. Dist. (Mission Bay South)	5.150%	8/1/2035	1,500	1,470
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2009(1)	3,000	2,706
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025(1)	12,900	5,367
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2026(1)	28,135	11,116
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2030	3,000	3,152

				667,061

Colorado (2.9%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011	7,775	8,414
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2012	8,200	8,822
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2013	3,000	3,214
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2015	5,130	5,466
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2017	5,215	5,541
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2024	10,000	10,396
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/2025	17,500	17,972
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008(1)	14,000	12,768
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2009(1)	16,195	14,213
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010(1)	7,185	6,058
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2012(1)	26,795	20,703
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013(1)	5,000	3,686
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2014(1)	8,000	5,617
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015(1)	5,000	3,342
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2018(1)	5,000	2,878
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2023(1)	7,500	3,337
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025(1)	10,000	4,011
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025(4)	10,000	8,587

				145,025

Connecticut (1.8%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	33,250	35,222
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/2008(2)	8,000	7,880
Connecticut GO	5.375%	4/15/2012(Prere.)	7,180	7,858
Connecticut GO	5.375%	4/15/2012(Prere.)	10,000	10,944
Connecticut GO	5.375%	4/15/2012(Prere.)	5,000	5,495
Connecticut GO	5.375%	4/15/2012(Prere.)	5,000	5,495
Connecticut GO	5.375%	11/15/2012(Prere.)	5,000	5,527
Connecticut GO	5.375%	11/15/2021	5,000	5,431
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.250%	11/1/2008(4)(Prere.)	5,880	6,220

				90,072

District of Columbia (1.0%)
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2009(3)	6,795	7,056
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010(3)	7,270	7,549
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2013(1)	2,500	2,687
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2016(1)	2,775	2,979
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2017(1)	2,000	2,147
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2018(1)	2,000	2,147
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2027(1)	24,000	25,608

				50,173

Florida (3.6%)
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	18,500	19,470
Brevard County FL School Board COP	5.000%	7/1/2027(2)	12,895	13,521
Broward County FL School Board COP	5.375%	7/1/2011(4)(Prere.)	8,240	8,975
Florida Board of Educ. Public Educ	5.000%	6/1/2019(3)	20,230	21,821
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2011	1,475	1,547
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2014	1,000	1,040
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2038(11)	8,770	8,890
Miami-Dade County FL School Board COP	5.250%	10/1/2018(3)	7,915	8,597
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009(Prere.)	1,750	1,849
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009(Prere.)	2,000	2,160
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/2026	1,000	1,006
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	4.750%	11/15/2036	13,000	12,689
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.375%	7/1/2020	1,100	1,098
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/2010	855	858
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,026
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017(ETM)	2,200	2,649
Palm Beach County FL Airport System Rev	5.750%	10/1/2012(1)	9,560	10,651
Palm Beach County FL Airport System Rev	5.750%	10/1/2014(1)	8,500	9,640
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	18,000	19,257
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2015(3)	1,180	1,310
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2016(3)	1,720	1,920
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2023(3)	24,820	28,849

				180,823

Georgia (1.5%)
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,734
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2017(1)	5,000	5,480
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	2,049
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018(1)	95	113
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018(1)	4,060	4,847
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018(1)(ETM)	845	1,015
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009(2)	27,300	28,394
Richmond County GA Dev. Auth. Environmental Improvement Rev	5.750%	11/1/2027	3,000	3,083
Winder-Barrow County GA Joint Dev. Auth. Solid Waste Disposal Rev. (Republic Services Inc.) VRDO	3.380%	2/7/2006	23,800	23,800

				74,515

Guam (0.1%)
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	6.000%	7/1/2025	2,000	2,139
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	5.875%	7/1/2035	5,000	5,256

				7,395

Hawaii (1.7%)
Hawaii GO	5.000%	7/1/2019(2)	14,055	15,034
Hawaii GO	5.000%	7/1/2020(2)	14,850	15,849
Hawaii Harbor Capital Improvement Rev	5.500%	7/1/2027(1)	18,500	19,067
Honolulu HI City & County GO	5.250%	7/1/2012(3)	4,950	5,385
Honolulu HI City & County GO	0.000%	7/1/2017(3)	6,000	3,659
Honolulu HI City & County GO	0.000%	7/1/2018(3)	2,000	1,161
Honolulu HI City & County GO	5.250%	7/1/2020(3)	15,360	16,778
Honolulu HI City & County GO	5.000%	7/1/2022(3)	8,115	8,602

				85,535

Illinois (3.1%)
Chicago IL GO	0.000%	1/1/2026(1)	10,550	8,949
Chicago IL GO	0.000%	1/1/2027(1)	10,075	8,533
*Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/2007	17,570	10,021
Chicago IL Public Building Comm. GO	7.000%	1/1/2015(1)(ETM)	7,155	8,150
Chicago IL Public Building Comm. GO	7.000%	1/1/2020(1)(ETM)	10,000	12,816
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011(2)(Prere.)	20,000	21,903
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,195
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	9,000	9,560
Illinois Finance Auth. Rev. (Friendship Village Schaumburg)	5.625%	2/15/2037	3,000	3,015
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/2025	7,635	7,772
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/2035	4,000	4,020
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011(2)	3,105	3,234
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018(2)	2,500	2,609
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.070%	2/1/2006(1)	8,200	8,200
Illinois Sales Tax Rev	5.500%	6/15/2016(3)	3,000	3,378
Illinois Sales Tax Rev	5.750%	6/15/2019(3)	5,000	5,837
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2029(1)	30,000	9,805
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2033(1)	26,195	7,040
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2035(1)	37,000	9,002

				154,039

Indiana (1.8%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023(ETM)	19,400	26,029
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	15,660	17,175
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	21,914
Indianapolis IN Local Public Improvement Rev	6.750%	2/1/2014	21,500	24,958

				90,076

Iowa (0.5%)
Tobacco Settlement Financing Corp. Iowa Rev	0.000%	6/1/2034	25,000	22,903

Kansas (0.6%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,743
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,856

				31,599

Kentucky (1.3%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/2017(2)	8,000	8,296
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/2021(2)	2,000	2,076
Kentucky Asset/Liability Comm. General Fund Rev	5.000%	9/1/2017(1)	7,500	8,059
Kentucky Property & Building Comm. Rev	5.250%	10/1/2015(4)	5,300	5,858
Kentucky Property & Building Comm. Rev	5.250%	10/1/2016(4)	7,000	7,784
Kentucky Property & Building Comm. Rev	5.000%	10/1/2017(2)	6,000	6,563
Kentucky Property & Building Comm. Rev	5.250%	10/1/2017(4)	2,000	2,234
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/2011(4)(Prere.)	6,000	6,459
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,746

				64,075

Louisiana (0.5%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,010
Louisiana GO	5.000%	10/15/2011(2)	20,015	21,344

				26,354

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.200%	9/1/2019	9,250	9,805

Maryland (2.4%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/2031	25,000	26,937
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038(4)	32,055	36,201
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010(Prere.)	15,000	17,114
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,199
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,280
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,326
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	7,053
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	15,919
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/2020	420	429
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	2,079

				121,537

Massachusetts (4.2%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,176
Massachusetts GO	5.250%	8/1/2022(1)	25,000	28,166
Massachusetts GO	5.250%	8/1/2023	30,000	33,757
Massachusetts GO	5.500%	12/1/2023(2)	18,780	21,822
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,249
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	6,900	7,496
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,400
*Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/2012	5,098	13
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2015(1)	7,535	8,104
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014(3)(Prere.)	15,000	16,939
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	43,700	52,217

				212,339

Michigan (0.3%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012(Prere.)	11,000	12,575
Michigan GO PUT	3.150%	2/1/2006	4,000	4,000

				16,575

Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,096
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2024(2)	7,000	7,258
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/2023	7,000	7,659
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/2032	39,000	41,563
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,259
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,700

				73,535

Missouri (1.0%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev	5.000%	6/1/2035	4,000	4,026
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016(1)	7,000	7,246
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2027(1)	10,000	11,531
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2028(1)	10,000	11,542
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2029(1)	6,000	6,910
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,383

				52,638

Nebraska (1.0%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/2031(2)	5,500	5,691
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2016	21,345	22,992
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2017	22,370	23,929

				52,612

Nevada (0.8%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,172
1Las Vegas NV Convention & Visitors Auth. TOB VRDO	3.060%	2/7/2006(2)	14,750	14,750
Washoe County NV Water Fac. Rev. (Sierra Pacific Power Co.) PUT	5.000%	7/1/2009	15,000	15,166

				42,088

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	20,925	20,486

New Jersey (11.0%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,471
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,647
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2019	2,000	2,000
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.000%	1/1/2029	7,500	7,407
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	10,000	9,949
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	2,000	2,002
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,099
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,720
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014(Prere.)	2,250	2,663
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014(Prere.)	30,500	36,097
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	831
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	723
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,257
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024(1)	18,055	20,369
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,421
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019(2)	25,000	28,702
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021(3)	15,000	16,885
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026(2)	35,000	40,697
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027(3)	20,000	23,321
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	13,848
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013(ETM)	2,390	2,685
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013	12,610	14,155
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009(2)	61,405	61,519
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	29,088
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013(Prere.)	16,000	17,847
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013(Prere.)	20,000	22,309
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021(1)	79,000	90,906
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022(2)	10,990	12,346
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023(3)	10,000	11,843
New Jersey Turnpike Auth. Rev	5.000%	1/1/2022(4)	16,630	17,610
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035(2)	32,495	21,383

				553,800

New Mexico (1.2%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	17,000	16,942
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010(Prere.)	11,000	12,117
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011(Prere.)	27,550	30,213
Univ. of New Mexico Univ. Rev	5.000%	7/1/2032(4)	3,500	3,594

				62,866

New York (10.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020(4)	5,000	5,650
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021(4)	3,745	4,226
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022(4)	4,500	5,078
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/2023	2,750	2,765
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	22,000	24,377
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2012(4)	10,000	7,900
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2015(4)	10,000	6,921
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020(1)(ETM)	18,000	21,425
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008(ETM)	12,585	13,244
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	17,149
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,405
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018(2)	5,000	5,734
New York City NY GO	5.000%	8/1/2019	23,355	24,638
New York City NY GO	5.000%	3/1/2021	29,500	30,925
New York City NY GO	5.000%	3/1/2022	30,975	32,400
New York City NY IDA Special Fac. Rev	5.500%	1/1/2017	3,250	3,491
New York City NY IDA Special Fac. Rev	5.500%	1/1/2018	3,500	3,754
New York City NY IDA Special Fac. Rev	5.500%	1/1/2019	4,500	4,831
New York City NY IDA Special Fac. Rev	5.500%	1/1/2020	4,000	4,291
New York City NY IDA Special Fac. Rev	7.750%	8/1/2031	15,000	15,587
New York State Dormitory Auth. Rev	5.500%	3/15/2019(2)	10,000	11,453
New York State Dormitory Auth. Rev	5.500%	3/15/2020(2)	10,360	11,903
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	4,740	5,155
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2019(3)	21,610	24,756
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.020%	2/7/2006(4)	30,000	30,000
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2017(4)	8,000	8,623
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2022(4)	5,500	5,830
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	16,407
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010(1)	8,650	9,024
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/2011(1)	7,790	8,122
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/2012(1)	9,425	9,827
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2020(2)	20,000	23,032
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023(1)	14,600	16,900
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/2014	3,000	3,154
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/2008(1)	4,000	4,259
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2017(ETM)	10,000	11,249
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	15,000	16,272
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2020(1)	10,000	11,540
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/2010	8,505	9,226
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	11,500	11,582
Westchester County NY Health Care Corp. Rev	6.000%	11/1/2030	20,000	20,039

				534,144

North Carolina (3.2%)
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center)	5.750%	10/1/2006(2)(Prere.)	12,500	12,949
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2039	35,000	36,547
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	18,794
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	6,000	6,537
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2015	8,000	8,613
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2016	3,000	3,219
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2017	2,000	2,137
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018(ETM)	6,665	8,261
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.000%	10/1/2023	2,500	2,522
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/2035	22,500	22,751
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes)	6.875%	10/1/2021	4,000	4,273
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes)	7.000%	10/1/2031	15,000	15,971
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/2009(Prere.)	13,000	14,624
North Carolina Muni. Power Agency Rev	5.500%	1/1/2015(1)	3,500	3,901

				161,099

Northern Mariana Islands (0.2%)
2Northern Mariana Islands GO	7.375%	6/1/2030	10,500	11,295

Ohio (1.4%)
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.200%	12/1/2006(9)(ETM)	5,000	5,077
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007(9)(ETM)	3,300	3,431
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008(9)(ETM)	4,615	4,836
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009(9)(ETM)	3,850	4,100
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,262
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,648
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	12,129
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/2018	2,500	2,582
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	15,089

				70,154

Oklahoma (0.7%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.125%	11/15/2025	2,000	2,011
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.000%	11/15/2038	7,500	7,443
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2020(2)	4,250	4,539
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2021(2)	4,510	4,803
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	15,500	15,088

				33,884

Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/2021	5,000	5,255
Portland OR Sewer System Rev	5.500%	6/1/2006(1)(Prere.)	5,000	5,038
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020(ETM)	1,405	1,542
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,716
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,068

				16,619

Pennsylvania (3.1%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2011(1)	6,000	6,425
Allegheny County PA Port Auth. Rev	5.100%	7/1/2014	1,000	1,037
Allegheny County PA Port Auth. Rev	5.600%	7/1/2023	3,000	3,130
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/2009	1,005	1,018
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/2019	1,000	1,021
Bucks County PA IDA Retirement Community (Ann's Choice)	6.250%	1/1/2035	3,000	3,096
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	30,999
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/2020	1,000	1,003
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/2026	500	498
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014(2)	6,000	6,356
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015(2)	3,500	3,721
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018(2)	7,500	7,555
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/2036	10,000	10,650
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/2014(2)	10,000	10,789
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014(4)	10,000	10,798
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011(3)	21,500	24,954
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.030%	2/7/2006(2)	34,470	34,470

				157,520

Puerto Rico (2.8%)
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	24,000	24,002
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018(4)	23,570	26,421
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,170
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012(2)	33,000	35,313
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012LOC	34,000	36,982

				142,888

South Carolina (1.4%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2029	22,500	23,681
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	24,371
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010(Prere.)	19,500	23,080

				71,132

Tennessee (2.3%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.070%	2/1/2006(2)	1,300	1,300
Memphis TN Electric System Rev	5.000%	12/1/2016(1)	40,000	42,588
Memphis-Shelby County TN Airport Auth. Rev	5.050%	9/1/2012	5,100	5,377
Memphis-Shelby County TN Airport Auth. Rev	6.000%	3/1/2024(2)	7,450	8,023
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.200%	5/15/2023	17,000	17,874
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011(3)(Prere.)	10,865	11,944
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011(3)(Prere.)	9,235	10,152
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015(3)	4,070	4,438
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016(3)	4,310	4,704
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/2019(1)	8,395	8,993
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/2008	1,900	1,913

				117,306

Texas (6.3%)
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	10,970	11,026
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	24,770	24,897
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,467
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.200%	5/15/2008	35,200	36,175
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.000%	10/1/2006	28,500	28,170
Harris County TX GO	0.000%	10/1/2013(1)	9,630	7,083
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.070%	2/1/2006	4,800	4,800
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010(2)(ETM)	2,500	2,623
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010(2)	6,535	7,037
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2014(1)	13,985	15,258
Houston TX Water & Sewer System Rev	0.000%	12/1/2010(2)	5,000	4,182
Houston TX Water & Sewer System Rev	0.000%	12/1/2011(2)	24,810	19,879
Houston TX Water & Sewer System Rev	0.000%	12/1/2012(2)	26,000	19,932
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	11,000	12,284
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/2027	7,500	7,851
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.500%	2/15/2025	2,100	2,169
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.625%	2/15/2035	3,400	3,482
1Port Corpus Christi TX Auth. Rev. Solid Waste Disposal (Flint Hills Resources LP Project) VRDO	3.330%	2/7/2006	5,000	5,000
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	11,000	11,632
San Antonio TX Electric & Gas Rev	5.000%	2/1/2017(ETM)	2,560	2,749
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,633
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,395
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,662
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	6,006
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,380
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,492
Texas Muni. Power Agency Rev	0.000%	9/1/2016(1)(ETM)	280	179
Texas Muni. Power Agency Rev	0.000%	9/1/2016(1)	13,720	8,749
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,692
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,191
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2011(2)(ETM)	7,000	5,826
Texas Water Finance Assistance GO	5.750%	8/1/2031	21,395	23,346
Travis County TX Health Fac. Dev. Corp. Retirement Rev. (Querencia Barton Creek Project)	5.500%	11/15/2025	1,000	982
Travis County TX Health Fac. Dev. Corp. Retirement Rev. (Querencia Barton Creek Project)	5.650%	11/15/2035	1,600	1,563

				315,792

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.700%	7/1/2017(1)	10,000	10,288
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2021	12,500	12,707

				22,995

Virgin Islands (1.1%)
Virgin Islands Public Finance Auth. Rev	5.500%	10/1/2007	6,530	6,734
Virgin Islands Public Finance Auth. Rev	6.000%	10/1/2008	4,915	5,221
Virgin Islands Public Finance Auth. Rev	5.200%	10/1/2009	3,065	3,198
Virgin Islands Public Finance Auth. Rev	5.750%	10/1/2013	11,000	11,612
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	20,033
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	11,124

				57,922

Virginia (1.6%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,715	5,759
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	482
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	15,026	14,498
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	7,947
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008(Prere.)	2,985	3,109
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	527
Norfolk VA Redev. Housing Auth. Rev	6.000%	1/1/2025	500	516
Norfolk VA Redev. Housing Auth. Rev	6.125%	1/1/2035	1,100	1,133
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2007	4,600	4,684
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2009	6,000	6,223
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.500%	8/15/2028	24,000	24,683
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2009(Prere.)	9,000	10,317
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	5.250%	11/1/2026	750	758
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	5.375%	11/1/2032	1,000	1,010

				81,646

Washington (1.0%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010(1)	19,550	16,574
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011(1)	11,400	9,245
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012(1)	19,650	15,218
Washington (Motor Vehicle Fuel Tax) GO	5.750%	7/1/2006(3)(Prere.)	6,790	6,861
Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care) VRDO	3.050%	2/7/2006LOC	4,250	4,250

				52,148

West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	20,000	20,408
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013(1)(ETM)	8,390	10,111

				30,519

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,787

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/2007	18,900	18,522

Total Municipal Bonds (Cost $4,719,563)				4,922,235

			Shares

Temporary Cash Investment (1.4%)

**Vanguard Municipal Cash Management Fund, 2.965%
(Cost $71,410)			71,410,449	71,410

Total Investments (98.9%)
(Cost $4,790,973)				4,993,645

Other Assets and Liabilities--Net (1.1%)				56,909

Net Assets (100%)				5,050,554

*Non-income-producing security — interest payments in default. **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $60,938,000, representing 1.2% of net assets.
2 Securities with a value of $9,681,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $4,820,205,000. Net unrealized appreciation of investment securities for tax purposes was $173,440,000, consisting of unrealized gains of $198,284,000 on securities that had risen in value since their purchase and $24,844,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30 Year Treasury Bond	(550)	62,064	(153)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.4%)

Alabama (0.8%)
1 Alabama Public School & College Auth. TOB VRDO	3.060%	2/7/2006 (3)	5,000	5,000
Alabama Special Care Fac. Financing Auth. VRDO	2.980%	2/7/2006	11,800	11,800
Birmingham AL GO VRDO	3.030%	2/7/2006 (2)	32,393	32,393
1 Healthcare Auth. For Baptist Health Alabama TOB VRDO	3.120%	2/7/2006 LOC	35,000	35,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.050%	2/7/2006	33,550	33,550
1 Univ. of Alabama General Rev. TOB VRDO	3.060%	2/7/2006 (1)	16,910	16,910
1 Univ. of Alabama General Rev. TOB VRDO	3.060%	2/7/2006 (1)	2,500	2,500
1 Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	3.060%	2/7/2006 (3)	7,900	7,900

				145,053

Alaska (0.7%)
Alaska Housing Finance Corp. (State Capital) VRDO	3.020%	2/7/2006 (1)	10,000	10,000
Alaska Housing Finance Corp. Governmental Purpose VRDO	3.050%	2/7/2006 (1)	26,810	26,810
Alaska Housing Finance Corp. Home Mortgage VRDO	3.100%	2/7/2006 (4)	50,000	50,000
1 Alaska Housing Finance Corp. TOB VRDO	3.060%	2/7/2006 (1)	25,195	25,195
1 Alaska Housing Finance Corp. TOB VRDO	3.060%	2/7/2006 (3)	4,965	4,965
1 Alaska Housing Finance Corp. TOB VRDO	3.090%	2/7/2006	5,785	5,785
1 Anchorage AK GO TOB VRDO	3.060%	2/7/2006 (1)	3,050	3,050
1 Anchorage AK GO TOB VRDO	3.060%	2/7/2006 (1)	7,955	7,955

				133,760

Arizona (2.5%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.040%	2/7/2006 (1)	45,460	45,460
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.040%	2/7/2006 (3)	68,900	68,900
1 Arizona School Fac. Board COP TOB VRDO	3.060%	2/7/2006 (3)	10,350	10,350
1 Arizona School Fac. Board Rev. TOB VRDO	3.050%	2/7/2006	7,700	7,700
1 Arizona School Fac. Board Rev. TOB VRDO	3.060%	2/7/2006 (3)	3,655	3,655
1 Arizona School Fac. Board Rev. TOB VRDO	3.060%	2/7/2006 (3)	9,170	9,170
1 Arizona School Fac. Board Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,385	5,385
1 Arizona State Univ. COP TOB VRDO	3.060%	2/7/2006 (2)	5,390	5,390
1 Arizona State Univ. COP TOB VRDO	3.060%	2/7/2006 (2)	5,490	5,490
1 Arizona Transp. Board Highway Rev. TOB VRDO	3.060%	2/7/2006	5,000	5,000
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.080%	2/7/2006 LOC	69,465	69,465
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.030%	2/7/2006 (2)	15,000	15,000
1 Mesa AZ Util. System Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,230	5,230
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.030%	2/7/2006 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	3.060%	2/7/2006 (2)	24,000	24,000
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,675	4,675
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,405	5,405
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,485	6,485
Pima County AZ IDA Single Family Mortgage Rev. FR	4.530%	2/23/2006	37,824	37,824
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.110%	3/1/2006	9,600	9,600
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.140%	3/6/2006	20,000	20,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.090%	3/7/2006	18,000	18,000
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.060%	2/7/2006	7,000	7,000
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.060%	2/7/2006	11,000	11,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	4.530%	2/23/2006	43,924	43,924

				463,283

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	3.020%	2/7/2006	34,600	34,600

California (2.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.830%	6/1/2006 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.950%	6/1/2006 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.020%	2/7/2006 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.020%	2/7/2006 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.070%	2/7/2006 (2)	25,000	25,000
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.060%	2/7/2006	17,530	17,530
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.090%	2/7/2006	74,995	74,995
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.090%	2/7/2006	16,500	16,500
California State Dept. of Water Resources Power Supply Rev. PUT	3.150%	2/2/2006 LOC	17,500	17,500
California State Dept. of Water Resources Power Supply Rev. PUT	3.180%	2/2/2006 (4)	5,000	5,000
California State Dept. of Water Resources Power Supply Rev. PUT	3.180%	2/2/2006 (4)	50,000	50,000
California State Dept. of Water Resources Power Supply Rev. PUT	3.170%	2/16/2006 (4)	27,500	27,500
California State Dept. of Water Resources Power Supply Rev. PUT	3.170%	3/2/2006 (3)	50,000	50,000
Los Angeles CA TRAN	4.000%	6/30/2006	25,000	25,135
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.090%	2/7/2006	15,000	15,000

				391,110

Colorado (5.5%)
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	3.010%	2/7/2006	5,390	5,390
Colorado General Fund TRAN	3.750%	6/27/2006	250,000	251,095
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.020%	2/7/2006	35,070	35,070
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.020%	2/7/2006	71,100	71,100
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.050%	2/7/2006	35,760	35,760
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	3.020%	2/7/2006	14,400	14,400
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.050%	2/7/2006 (1)	30,310	30,310
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.050%	2/7/2006	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.100%	2/7/2006	19,715	19,715
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	2.800%	7/5/2006	71,770	71,770
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	42,925	42,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	22,235	22,235
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	17,300	17,300
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.050%	2/7/2006	9,820	9,820
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.100%	2/7/2006	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.100%	2/7/2006	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.100%	2/7/2006	17,000	17,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.100%	2/7/2006	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.100%	2/7/2006	40,275	40,275
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.060%	2/7/2006	4,250	4,250
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.060%	2/7/2006	11,700	11,700
Colorado Springs CO Util. System Rev. VRDO	2.980%	2/7/2006	17,300	17,300
Colorado Student Obligation Bond Auth. VRDO	3.070%	2/7/2006 (2)	26,600	26,600
1 Denver CO City & County Airport Rev. TOB VRDO	3.060%	2/7/2006 (10)	7,250	7,250
1 Denver CO City & County Airport Rev. TOB VRDO	3.060%	2/7/2006 (10)	5,295	5,295
1 Denver CO City & County Airport Rev. TOB VRDO	3.100%	2/7/2006 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.080%	2/7/2006 (11)	22,000	22,000
Denver CO City & County Airport Rev. VRDO	3.100%	2/7/2006 (1)	50,590	50,590
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	3.030%	2/7/2006 (2)	39,900	39,900
1 Jefferson County CO School Dist. TOB VRDO	3.060%	2/7/2006 (4)	11,420	11,420
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.030%	2/7/2006 LOC	3,465	3,465
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,620	4,620

				998,695

Connecticut (0.8%)
1 Connecticut GO TOB VRDO	3.060%	2/7/2006 (2)	11,195	11,195
1 Connecticut GO TOB VRDO	3.060%	2/7/2006 (1)	19,000	19,000
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.020%	2/7/2006 (3)	49,935	49,935
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.050%	2/7/2006 (2)	14,405	14,405
1 Connecticut State Housing Finance Auth. TOB VRDO	3.130%	2/7/2006	9,000	9,000
Fairfield CT BAN	4.000%	7/27/2006	19,850	19,972
North Haven CT BAN	4.000%	4/26/2006	32,725	32,815

				156,322

Delaware (0.2%)
1 Delaware GO TOB VRDO	3.060%	2/7/2006	4,740	4,740
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	3.060%	2/7/2006	16,600	16,600
Univ. of Delaware Rev. VRDO	3.050%	2/1/2006	18,040	18,040

				39,380

District of Columbia (2.3%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	3.080%	2/7/2006	12,000	12,000
District of Columbia (National Geographic Society) VRDO	3.000%	2/7/2006	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	3.030%	2/7/2006 LOC	19,030	19,030
1 District of Columbia GO TOB PUT	2.950%	7/20/2006 (1)	5,460	5,460
1 District of Columbia GO TOB VRDO	3.060%	2/7/2006 (4)	3,750	3,750
1 District of Columbia GO TOB VRDO	3.060%	2/7/2006 (4)	5,230	5,230
1 District of Columbia GO TOB VRDO	3.060%	2/7/2006 (2)	4,490	4,490
District of Columbia GO VRDO	3.030%	2/7/2006 (3)	61,800	61,800
District of Columbia GO VRDO	3.050%	2/7/2006 (1)	39,495	39,495
District of Columbia Rev. (American College of Cardiology) VRDO	3.030%	2/7/2006 LOC	13,000	13,000
District of Columbia TRAN	4.000%	9/29/2006	25,000	25,117
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	3.020%	2/7/2006 (1)	47,565	47,565
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.060%	2/7/2006 (4)	18,770	18,770
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	3.060%	2/7/2006 (4)	4,645	4,645
Metro. Washington Airports Auth. Airport System Rev. CP	3.230%	3/16/2006 LOC	8,500	8,500
Metro. Washington Airports Auth. Airport System Rev. CP	3.230%	3/16/2006 LOC	22,000	22,000
Metro. Washington Airports Auth. Airport System Rev. CP	3.230%	3/16/2006 LOC	23,000	23,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.090%	2/7/2006 (1)	19,195	19,195
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (4)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (4)	22,600	22,600
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (1)	19,000	19,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (1)	9,000	9,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (1)	6,510	6,510
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.100%	2/7/2006 (1)	2,495	2,495

				416,322

Florida (3.3%)
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.050%	2/7/2006	6,960	6,960
1 Broward County FL School Board COP TOB VRDO	3.060%	2/7/2006 (4)	5,185	5,185
1 Broward County FL School Board COP TOB VRDO	3.060%	2/7/2006 (4)	6,625	6,625
1 Collier County FL School Board COP TOB VRDO	3.050%	2/7/2006 (4)	3,945	3,945
1 Collier County FL School Board COP TOB VRDO	3.060%	2/7/2006 (4)	5,170	5,170
Dade County FL Water & Sewer System Rev. VRDO	3.030%	2/7/2006 (3)	20,700	20,700
1 Florida Board of Educ. Capital Outlay TOB VRDO	3.050%	2/7/2006	7,980	7,980
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.060%	2/7/2006	15,000	15,000
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.060%	2/7/2006	5,410	5,410
1 Florida Board of Educ. Public Educ. TOB VRDO	3.060%	2/7/2006 (1)	7,880	7,880
1 Florida Board of Educ. Public Educ. TOB VRDO	3.060%	2/7/2006 (1)	6,940	6,940
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.060%	2/7/2006 (3)	11,215	11,215
1 Florida Board of Educ. TOB VRDO	3.060%	2/7/2006	4,900	4,900
1 Florida Board of Educ. TOB VRDO	3.060%	2/7/2006	3,875	3,875
1 Florida Board of Educ. TOB VRDO	3.060%	2/7/2006	18,255	18,255
1 Florida Board of Educ. TOB VRDO	3.060%	2/7/2006	44,400	44,400
1 Florida Correctional Privatization Comm. COP TOB VRDO	3.060%	2/7/2006 (2)	7,955	7,955
1 Florida Dept. of Transp. TOB PUT	3.350%	11/14/2006	34,980	34,980
1 Florida Dept. of Transp. TOB VRDO	3.060%	2/7/2006	6,815	6,815
1 Florida Dept. of Transp. TOB VRDO	3.060%	2/7/2006	7,515	7,515
1 Florida Housing Finance Agency Rev. TOB VRDO	3.130%	2/7/2006	8,085	8,085
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.020%	2/7/2006 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,460	5,460
1 Florida Turnpike Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	6,895	6,895
1 Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.020%	2/7/2006 (2)	10,095	10,095
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.050%	2/7/2006 (3)	2,090	2,090
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.060%	2/7/2006 (3)	2,675	2,675
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.060%	2/7/2006 (3)	5,000	5,000
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.090%	2/7/2006 (10)	13,000	13,000
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.100%	2/7/2006 (1)	5,370	5,370
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.100%	2/7/2006 (11)	2,000	2,000
1 Miami-Dade County FL School Board TOB VRDO	3.060%	2/7/2006 (3)	4,170	4,170
1 Miami-Dade County FL School Board TOB VRDO	3.060%	2/7/2006 (3)	9,230	9,230
1 Miami-Dade County FL School Board TOB VRDO	3.060%	2/7/2006 (3)	3,100	3,100
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	4,580	4,580
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	10,715	10,715
1 Orange County FL Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (3)	3,930	3,930
Orlando & Orange County FL Expressway Auth. VRDO	2.980%	2/7/2006 (2)	19,940	19,940
Orlando & Orange County FL Expressway Auth. VRDO	2.990%	2/7/2006 (2)	10,000	10,000
Orlando & Orange County FL Expressway Auth. VRDO	2.990%	2/7/2006 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	2/7/2006 (4)	5,400	5,400
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	2/7/2006 (4)	12,900	12,900
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	2/7/2006 (4)	18,800	18,800
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	2/7/2006 (2)	17,300	17,300
1 Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	3.060%	2/7/2006	4,260	4,260
1 Palm Beach County FL School Board COP TOB VRDO	3.060%	2/7/2006 (3)	395	395
1 Palm Beach County FL School Board COP TOB VRDO	3.060%	2/7/2006 (3)	6,300	6,300
Palm Beach County FL School Dist. Sales Tax Rev. CP	3.000%	3/9/2006 LOC	5,000	5,000
Pinellas County FL School Dist. TAN	4.000%	6/30/2006	44,500	44,635
Port St. Lucie FL Rev. VRDO	3.030%	2/7/2006 (1)	57,400	57,400
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.050%	2/7/2006 (2)	12,900	12,900
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.050%	2/7/2006 (2)	23,200	23,200
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	3.050%	2/7/2006 (3)(Prere.)	2,500	2,500
1 West Palm Beach FL Util. System Rev. TOB VRDO	3.050%	2/7/2006 (3)	3,500	3,500

				599,460

Georgia (4.1%)
Atlanta GA Airport General Rev. VRDO	3.010%	2/7/2006 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	3.020%	2/7/2006 (1)	62,710	62,710
1 Atlanta GA Water & Wastewater Rev. TOB PUT	2.950%	7/20/2006 (4)	11,625	11,625
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (4)	6,275	6,275
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (4)	13,100	13,100
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (3)	18,495	18,495
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.060%	2/7/2006 (1)	9,995	9,995
Atlanta GA Water & Wastewater Rev. VRDO	3.040%	2/7/2006 (4)	125,030	125,030
1 Augusta GA Water & Sewer Rev. TOB VRDO	3.060%	2/7/2006 (4)	17,640	17,640
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.080%	2/1/2006 (2)	8,090	8,090
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.050%	2/7/2006 (3)	53,265	53,265
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.030%	2/7/2006 LOC	20,700	20,700
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.010%	2/7/2006	10,000	10,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.020%	2/7/2006 LOC	13,100	13,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.050%	2/7/2006 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	3.010%	2/7/2006	43,280	43,280
1 Fulton County GA Fac. Corp. COP (Fulton County GA Public Purpose Project) TOB VRDO	3.060%	2/7/2006 (2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	3.060%	2/7/2006	21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	3.060%	2/7/2006 (3)	3,300	3,300
1 Georgia GO TOB VRDO	3.050%	2/7/2006	1,100	1,100
1 Georgia GO TOB VRDO	3.060%	2/7/2006	10,580	10,580
1 Georgia GO TOB VRDO	3.060%	2/7/2006	31,330	31,330
1 Georgia GO TOB VRDO	3.060%	2/7/2006	2,795	2,795
1 Georgia GO TOB VRDO	3.060%	2/7/2006	6,185	6,185
1 Georgia GO TOB VRDO	3.060%	2/7/2006	7,150	7,150
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.060%	2/7/2006 (1)	6,780	6,780
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.060%	2/7/2006 (1)	7,830	7,830
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.030%	2/7/2006 LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.030%	2/7/2006 LOC	31,000	31,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.020%	2/7/2006 (2)	25,000	25,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	3.030%	2/7/2006 LOC	20,865	20,865
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (4)	3,190	3,190
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	3.030%	2/7/2006 LOC	23,800	23,800

				730,405

Hawaii (0.6%)
1 Hawaii Airport System Rev. TOB VRDO	3.100%	2/7/2006 (3)	1,350	1,350
1 Hawaii Airport System Rev. TOB VRDO	3.110%	2/7/2006 (3)	5	5
Hawaii GO	6.000%	3/1/2006 (3)	9,315	9,339
Hawaii GO	5.000%	6/1/2006	9,365	9,430
1 Hawaii GO TOB VRDO	3.060%	2/7/2006 (4)	8,435	8,435
1 Hawaii GO TOB VRDO	3.060%	2/7/2006 (1)	5,305	5,305
1 Hawaii GO TOB VRDO	3.060%	2/7/2006 (1)	6,085	6,085
1 Hawaii GO TOB VRDO	3.060%	2/7/2006 (1)	6,370	6,370
1 Hawaii GO TOB VRDO	3.060%	2/7/2006 (2)	4,620	4,620
Honolulu HI City & County CP	2.900%	2/16/2006 LOC	15,000	15,000
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (1)	4,605	4,605
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (1)	3,655	3,655
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (1)	13,170	13,170
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (1)	7,500	7,500
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (3)	3,410	3,410
1 Honolulu HI City & County TOB VRDO	3.060%	2/7/2006 (3)	6,145	6,145

				104,424

Idaho (0.7%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	8,950	8,950
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	6,185	6,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	11,100	11,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	10,375	10,375
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	10,375	10,375
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	11,495	11,495
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	12,900	12,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	12,410	12,410
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	9,450	9,450

				122,640

Illinois (10.2%)
1 Chicago IL Board of Educ. TOB VRDO	3.060%	2/7/2006 (2)	12,095	12,095
1 Chicago IL Board of Educ. TOB VRDO	3.060%	2/7/2006 (1)	5,275	5,275
1 Chicago IL Board of Educ. TOB VRDO	3.060%	2/7/2006 (1)	3,870	3,870
1 Chicago IL Board of Educ. TOB VRDO	3.060%	2/7/2006 (2)	5,865	5,865
1 Chicago IL Board of Educ. TOB VRDO	3.060%	2/7/2006 (2)	7,425	7,425
Chicago IL Board of Educ. VRDO	3.010%	2/7/2006 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	3.010%	2/7/2006 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.040%	2/7/2006 (4)	40,910	40,910
1 Chicago IL GO TOB PUT	2.950%	7/20/2006 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	3.050%	2/7/2006 (3)	7,905	7,905
1 Chicago IL GO TOB VRDO	3.050%	2/7/2006 (1)	5,000	5,000
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (1)	2,500	2,500
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (1)	5,490	5,490
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (4)	4,970	4,970
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (4)	5,280	5,280
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (4)	8,080	8,080
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (2)	3,280	3,280
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (4)	4,065	4,065
1 Chicago IL GO TOB VRDO	3.060%	2/7/2006 (2)	19,995	19,995
Chicago IL GO VRDO	3.030%	2/7/2006 (3)	45,000	45,000
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.060%	2/7/2006	5,290	5,290
Chicago IL Metro. Water Reclamation Dist. GO VRDO	3.050%	2/7/2006	33,600	33,600
1 Chicago IL Park Dist. TOB VRDO	3.060%	2/7/2006 (3)	5,235	5,235
1 Chicago IL Park Dist. TOB VRDO	3.060%	2/7/2006 (3)	5,590	5,590
1 Chicago IL Park Dist. TOB VRDO	3.060%	2/7/2006 (3)	9,990	9,990
1 Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	3.060%	2/7/2006 (3)	5,400	5,400
1 Chicago IL Public Building Comm. GO TOB VRDO	3.060%	2/7/2006 (3)	2,800	2,800
1 Chicago IL Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (4)	3,760	3,760
1 Chicago IL Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (4)	7,990	7,990
Chicago IL Sales Tax Rev. VRDO	3.050%	2/7/2006 (3)	69,500	69,500
1 Chicago IL Water Rev. TOB VRDO	3.060%	2/7/2006 (2)	2,840	2,840
Chicago IL Water Rev. VRDO	3.010%	2/7/2006 (1)	38,000	38,000
Chicago IL Water Rev. VRDO	3.020%	2/7/2006 LOC	72,130	72,130
1 Cook County IL GO TOB VRDO	3.060%	2/7/2006 (2)	13,315	13,315
1 Cook County IL GO TOB VRDO	3.060%	2/7/2006 (1)	5,595	5,595
1 Cook County IL GO TOB VRDO	3.060%	2/7/2006 (3)	5,110	5,110
1 Cook County IL GO TOB VRDO	3.060%	2/7/2006 (1)	6,905	6,905
1 Cook County IL GO TOB VRDO	3.060%	2/7/2006 (3)	11,500	11,500
Cook County IL GO VRDO	3.050%	2/7/2006	62,300	62,300
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	3.030%	2/7/2006	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.030%	2/7/2006 (3)	19,280	19,280
1 Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	3.060%	2/7/2006	7,005	7,005
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.040%	2/7/2006 LOC	9,700	9,700
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	3.050%	2/7/2006 LOC	26,500	26,500
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	3.060%	2/7/2006	5,995	5,995
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.060%	2/7/2006	5,840	5,840
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.060%	2/7/2006	4,860	4,860
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.010%	2/7/2006	18,500	18,500
Illinois Finance Auth. Rev. (Public Project Construction Notes) PUT	2.850%	4/1/2006	7,500	7,500
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.010%	2/7/2006	54,500	54,500
1 Illinois Finance Auth. Student Housing Rev. TOB VRDO	3.050%	2/7/2006	4,060	4,060
Illinois GO	5.000%	3/1/2006	3,500	3,506
Illinois GO	4.500%	4/28/2006	86,150	86,423
Illinois GO	4.500%	5/30/2006	30,000	30,127
Illinois GO	4.500%	6/30/2006	48,000	48,246
1 Illinois GO TOB PUT	2.820%	6/22/2006 (1)	12,480	12,480
1 Illinois GO TOB VRDO	3.050%	2/7/2006 (2)	5,000	5,000
1 Illinois GO TOB VRDO	3.050%	2/7/2006	6,675	6,675
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (3)	22,000	22,000
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	5,305	5,305
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	8,450	8,450
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	5,100	5,100
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	3,775	3,775
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (4)	3,995	3,995
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (4)	4,980	4,980
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (4)	3,560	3,560
1 Illinois GO TOB VRDO	3.060%	2/7/2006	2,880	2,880
1 Illinois GO TOB VRDO	3.060%	2/7/2006	7,720	7,720
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (2)	11,565	11,565
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (2)	3,140	3,140
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	4,750	4,750
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	2,945	2,945
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (2)	2,500	2,500
1 Illinois GO TOB VRDO	3.060%	2/7/2006	8,745	8,745
1 Illinois GO TOB VRDO	3.060%	2/7/2006 (1)	5,650	5,650
1 Illinois GO TOB VRDO	3.120%	2/7/2006 (2)	2,940	2,940
Illinois GO VRDO	3.080%	2/7/2006	232,835	232,835
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	2.970%	2/7/2006 LOC	25,300	25,300
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.070%	2/1/2006 (1)	9,105	9,105
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	4,950	4,950
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,255	5,255
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	2,895	2,895
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (3)	12,895	12,895
1 Illinois Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,285	5,285
1 Illinois Sales Tax Rev. TOB VRDO	3.060%	2/7/2006	3,500	3,500
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,000	4,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.060%	2/7/2006	7,100	7,100
1 Metro. Pier & Exposition Auth. Illinois Dedicated Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	10,000	10,000
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.050%	2/7/2006 (3)	64,400	64,400
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.060%	2/7/2006 (3)	18,880	18,880
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.060%	2/7/2006 (4)	26,170	26,170
1 Schaumburg IL GO TOB VRDO	3.060%	2/7/2006 (3)	9,765	9,765
Schaumburg IL GO VRDO	3.060%	2/7/2006	970	970
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.010%	2/7/2006	105,280	105,280
1 Will County IL Community School Dist. TOB VRDO	3.060%	2/7/2006 (3)	7,055	7,055

				1,834,727

Indiana (2.2%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	3.050%	2/7/2006 (2)	32,700	32,700
1 Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	3.060%	2/7/2006	8,315	8,315
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	3.050%	2/7/2006 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.030%	2/7/2006 LOC	29,940	29,940
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.720%	6/1/2006	14,500	14,500
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.740%	7/3/2006	20,000	20,000
Indiana Housing Finance & Community Dev. Auth. Single Family Mortgage Rev	3.500%	12/14/2006	75,450	75,450
Indiana Housing Finance & Community Dev. Auth. Single Family Mortgage Rev. PUT	3.050%	4/6/2006	15,000	15,000
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	3.020%	2/7/2006	14,700	14,700
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	3.040%	2/7/2006	60,800	60,800
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	3.020%	2/7/2006	31,800	31,800
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.050%	2/7/2006 (3)	4,310	4,310
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,130	5,130
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,290	5,290
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	2,775	2,775
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	7,985	7,985
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,995	4,995
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,075	4,075
Indiana Univ. Rev. Student Residence VRDO	3.020%	2/7/2006	19,775	19,775
1 Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	3.060%	2/7/2006 (1)	9,745	9,745
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.060%	2/7/2006	6,320	6,320

				392,705

Iowa (0.5%)
Iowa Finance Auth. Single Family Rev. PUT	2.750%	2/1/2006	16,500	16,500
Iowa Finance Auth. Single Family Rev. PUT	3.090%	2/7/2006	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	3.020%	2/7/2006	25,000	25,000
Iowa TRAN	4.500%	6/30/2006	40,000	40,207

				93,707

Kansas (0.5%)
1 Kansas Dept. of Transp. Highway Rev. TOB VRDO	3.060%	2/7/2006	3,805	3,805
1 Kansas Dev. Finance Auth. TOB VRDO	3.060%	2/7/2006	5,275	5,275
1 Koch Industries Kansas TOB VRDO	3.220%	2/7/2006 (2)	27,494	27,494
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	3.060%	2/7/2006	34,000	34,000
Wyandotte County Kansas City KS Unified Govt. GO	3.000%	4/1/2006	7,000	7,000
1 Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	3.060%	2/7/2006 (2)	6,000	6,000

				83,574

Kentucky (1.1%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	3.070%	2/7/2006 LOC	4,200	4,200
1 Kentucky Asset/Liability Comm. General Fund Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,045	5,045
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	4.000%	6/28/2006	75,000	75,394
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.060%	2/7/2006 (4)	8,010	8,010
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.060%	2/7/2006 (4)	3,000	3,000
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,340	5,340
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,825	6,825
Kentucky Rural Water Finance Corp. Rev. PUT	2.850%	4/1/2006	3,000	3,000
Kentucky Rural Water Finance Corp. Rev. PUT	2.850%	4/1/2006	8,000	8,000
1 Kentucky Turnpike Auth. Econ. Dev. Road Rev. TOB VRDO	3.050%	2/7/2006 (2)	5,400	5,400
1 Louisville & Jefferson County KY TOB VRDO	3.060%	2/7/2006 (1)	15,000	15,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.040%	2/7/2006 LOC	63,510	63,510

				202,724

Louisiana (0.3%)
1 Lafayette LA Public Improvement Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	3,230	3,230
1 Louisiana GO TOB VRDO	3.060%	2/7/2006 (1)	8,350	8,350
1 Louisiana GO TOB VRDO	3.060%	2/7/2006 (2)	5,225	5,225
1 Louisiana GO TOB VRDO	3.060%	2/7/2006 (3)	30,000	30,000

				46,805

Maine (0.8%)
1 Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	11,360	11,360
1 Maine Housing Auth. General. Rev. TOB VRDO	3.070%	2/7/2006	7,240	7,240
1 Maine Housing Auth. General. Rev. TOB VRDO	3.110%	2/7/2006	13,085	13,085
1 Maine Housing Auth. General. Rev. TOB VRDO	3.110%	2/7/2006	26,140	26,140
1 Maine Housing Auth. General. Rev. TOB VRDO	3.110%	2/7/2006	10,880	10,880
Maine Housing Auth. Mortgage Rev	3.370%	11/15/2006	76,000	76,000

				144,705

Maryland (1.3%)
1 Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	3.070%	2/7/2006	13,960	13,960
Maryland Dept. of Housing & Community Dev. Rev	3.200%	11/24/2006	43,000	43,000
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	3.070%	2/7/2006	50,420	50,420
1 Maryland Dept. of Transp. TOB VRDO	3.060%	2/7/2006	4,800	4,800
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.050%	2/6/2006	9,500	9,500
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.050%	2/14/2006	10,000	10,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	3.020%	2/7/2006 (2)	32,800	32,800
Montgomery County MD Consolidated Public Improvement CP	3.140%	3/8/2006	27,500	27,500
Montgomery County MD Consolidated Public Improvement CP	2.870%	3/9/2006	24,000	24,000
Montgomery County MD Housing Opportunities Comm. (Single Family Mortgage) Rev	4.500%	12/29/2006	9,500	9,588

				225,568

Massachusetts (3.2%)
Bedford MA BAN	4.000%	7/28/2006	3,550	3,567
Framingham MA BAN	4.000%	6/30/2006	13,264	13,319
Marblehead MA BAN	4.000%	8/18/2006	7,711	7,754
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006	28,000	28,000
Massachusetts GO CP	2.850%	2/10/2006	6,400	6,400
1 Massachusetts GO TOB VRDO	3.060%	2/7/2006	5,800	5,800
1 Massachusetts GO TOB VRDO	3.060%	2/7/2006 (4)	7,495	7,495
Massachusetts GO VRDO	3.000%	2/7/2006	42,600	42,600
Massachusetts GO VRDO	3.050%	2/7/2006	36,965	36,965
Massachusetts GO VRDO	3.050%	2/7/2006	55,200	55,200
Massachusetts GO VRDO	3.050%	2/7/2006	135,900	135,900
Massachusetts Health & Educ. Fac. Auth. Rev. (Bentley College) VRDO	3.020%	2/7/2006 LOC	10,150	10,150
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	2.870%	3/7/2006	23,000	23,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	2.870%	3/8/2006	9,000	9,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.000%	2/7/2006	23,615	23,615
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.000%	2/7/2006	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.000%	2/7/2006	44,700	44,700
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	3.160%	2/7/2006	2,965	2,965
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.000%	2/7/2006	45,635	45,635
Massachusetts Ind. Finance Agency Rev. (Buckingham Browne) VRDO	3.020%	2/7/2006 LOC	5,200	5,200
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	9,800	9,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.060%	2/7/2006 (4)	15,000	15,000
1 Massachusetts Water Pollution Abatement TOB VRDO	3.060%	2/7/2006	2,640	2,640
Massachusetts Water Resources Auth. Rev. VRDO	3.020%	2/7/2006 (3)	2,190	2,190
Needham MA BAN	3.750%	6/15/2006	2,507	2,516
Peabody MA BAN	3.300%	2/9/2006	17,343	17,347
Pembroke MA BAN	4.000%	8/3/2006	13,500	13,575

				580,333

Michigan (4.6%)
1 Detroit MI City School Dist. TOB VRDO	3.060%	2/7/2006 (4)	26,720	26,720
1 Detroit MI Sewer System Rev. TOB VRDO	3.050%	2/7/2006 (4)	14,025	14,025
1 Detroit MI Sewer System Rev. TOB VRDO	3.060%	2/7/2006 (1)	20,100	20,100
Detroit MI Sewer System Rev. VRDO	3.040%	2/7/2006 (3)	35,240	35,240
1 Detroit MI Water Supply System TOB VRDO	3.050%	2/7/2006 (1)	15,135	15,135
Detroit MI Water Supply System VRDO	3.010%	2/7/2006 (3)	86,150	86,150
Detroit MI Water Supply System VRDO	3.050%	2/7/2006 (3)	80,000	80,000
Detroit MI Water Supply System VRDO	3.050%	2/7/2006 (1)	14,970	14,970
1 Huron Valley MI School Dist. TOB VRDO	3.060%	2/7/2006	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	3.020%	2/7/2006 LOC	10,000	10,000
1 Michigan Building Auth. Rev. TOB VRDO	3.050%	2/7/2006 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	3.050%	2/7/2006	5,110	5,110
1 Michigan Building Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,275	4,275
1 Michigan Building Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	12,195	12,195
Michigan Building Auth. Rev. VRDO	3.010%	2/7/2006	100,175	100,175
1 Michigan Environmental Program GO TOB VRDO	3.050%	2/7/2006	4,395	4,395
1 Michigan Environmental Program GO TOB VRDO	3.080%	2/7/2006	39,975	39,975
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	3.040%	2/7/2006 LOC	7,000	7,000
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.050%	2/7/2006	7,580	7,580
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.050%	2/7/2006	8,410	8,410
Michigan Muni. Bond Auth. Rev. Notes	4.000%	8/18/2006	19,200	19,315
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	3.060%	2/7/2006	10,885	10,885
1 Michigan Trunk Line Rev. TOB VRDO	3.060%	2/7/2006 (4)	7,975	7,975
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	3.080%	2/7/2006	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.020%	2/7/2006	39,160	39,160
Univ. of Michigan Hosp. Rev. VRDO	3.070%	2/1/2006	2,000	2,000
Univ. of Michigan Hosp. Rev. VRDO	3.010%	2/7/2006	42,660	42,660
Univ. of Michigan Hosp. Rev. VRDO	3.020%	2/7/2006	85,905	85,905
Univ. of Michigan Univ. Rev. VRDO	3.010%	2/7/2006	64,465	64,465
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.090%	2/7/2006 (1)	13,685	13,685
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.090%	2/7/2006 (1)	2,860	2,860
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.090%	2/7/2006 (1)	2,745	2,745
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.100%	2/7/2006 (1)	6,795	6,795

				817,040

Minnesota (1.3%)
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.060%	2/7/2006 (2)	5,245	5,245
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.090%	2/7/2006 (2)	3,030	3,030
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	3.020%	2/7/2006 LOC	20,000	20,000
1 Minneapolis MN TOB VRDO	3.060%	2/7/2006	3,980	3,980
1 Minnesota GO TOB VRDO	3.060%	2/7/2006	3,645	3,645
1 Minnesota GO TOB VRDO	3.060%	2/7/2006	3,855	3,855
Minnesota Housing Finance Agency Residential Housing Finance Rev	3.300%	12/4/2006	30,000	30,000
Minnesota Housing Finance Agency Residential Housing Finance VRDO	3.090%	2/7/2006	4,800	4,800
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/2006	38,000	38,236
Regents of the Univ. of Minnesota GO VRDO	3.080%	2/7/2006	121,650	121,650

				234,441

Mississippi (1.0%)
1 Mississippi Dev. Bank GO TOB VRDO	3.060%	2/7/2006 (3)	6,515	6,515
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.030%	2/7/2006	98,433	98,433
Mississippi GO	4.000%	4/1/2006	8,000	8,013
1 Mississippi GO TOB VRDO	3.060%	2/7/2006 (3)	2,195	2,195
1 Mississippi GO TOB VRDO	3.060%	2/7/2006 (3)	4,000	4,000
1 Mississippi GO TOB VRDO	3.060%	2/7/2006	12,515	12,515
1 Mississippi GO TOB VRDO	3.060%	2/7/2006 (4)	9,200	9,200
Mississippi GO VRDO	3.030%	2/7/2006	26,330	26,330
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.060%	2/7/2006 (3)	2,260	2,260
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.100%	2/7/2006	4,875	4,875

				174,336

Missouri (0.8%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.040%	2/7/2006 (4)	18,500	18,500
1 Kansas City MO GO TOB VRDO	3.060%	2/7/2006	7,330	7,330
1 Missouri Board Public Building Special Obligation Rev. TOB VRDO	3.060%	2/7/2006	9,245	9,245
1 Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	3.050%	2/7/2006	7,480	7,480
1 Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) TOB VRDO	3.060%	2/7/2006	3,195	3,195
1 Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	3.060%	2/7/2006	9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.070%	2/1/2006	6,510	6,510
Missouri Higher Educ. Student Loan Auth. VRDO	3.070%	2/7/2006 (1)	30,200	30,200
Missouri Highways & Transp. Comm. Road Rev. VRDO	3.010%	2/7/2006 LOC	7,500	7,500
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.100%	2/7/2006	2,885	2,885
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.100%	2/7/2006	4,345	4,345
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.130%	2/7/2006	4,050	4,050
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.130%	2/7/2006	11,055	11,055
St. Louis MO General Fund TRAN	4.000%	6/30/2006	22,500	22,622

				144,817

Nebraska (1.5%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.030%	2/7/2006	37,791	37,791
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.030%	2/7/2006	65,000	65,000
Lincoln NE Lincoln Electric System CP	3.130%	2/8/2006	15,000	15,000
Lincoln NE Lincoln Electric System CP	3.190%	5/10/2006	26,250	26,250
1 Nebraska Higher Educ. Loan Program VRDO	3.170%	2/7/2006 (1)	24,700	24,700
1 Nebraska Higher Educ. Loan Program VRDO	3.170%	2/7/2006 (1)	27,675	27,675
1 Nebraska Higher Educ. Loan Program VRDO	3.170%	2/7/2006 (1)	20,575	20,575
1 Nebraska Higher Educ. Loan Program VRDO	3.170%	2/7/2006 (1)	24,280	24,280
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.060%	2/7/2006 (2)	3,200	3,200
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,330	5,330
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.060%	2/7/2006	8,060	8,060
1 Omaha NE TOB VRDO	3.060%	2/7/2006	8,000	8,000

				265,861

Nevada (0.8%)
Clark County NV Airport Improvement Rev. VRDO	3.040%	2/7/2006 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.050%	2/7/2006 (3)	13,000	13,000
1 Clark County NV Airport System Rev. TOB VRDO	3.060%	2/7/2006 (3)	10,095	10,095
Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.870%	2/9/2006 LOC	23,000	23,000
Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.900%	2/9/2006 LOC	500	500
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	5,645	5,645
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (1)	5,915	5,915
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (3)	10,625	10,625
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (3)	10,865	10,865
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (3)	7,200	7,200
1 Clark County NV School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	17,455	17,455
Las Vegas Valley Water Dist. Nevada CP	3.180%	3/8/2006	14,000	14,000
1 Nevada GO TOB VRDO	3.060%	2/7/2006	5,125	5,125
1 Nevada GO TOB VRDO	3.060%	2/7/2006 (4)	2,605	2,605

				146,030

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	3.050%	2/7/2006	34,080	34,080

New Jersey (2.8%)
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.160%	3/9/2006 LOC	30,000	30,000
New Jersey TRAN	4.000%	6/23/2006	221,880	222,863
New Jersey TRAN	4.500%	6/23/2006	195,000	195,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1) (3)	33,000	33,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	10,665	10,665
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	8,330	8,330
New Jersey Turnpike Auth. Rev. VRDO	3.000%	2/7/2006 (4)	2,200	2,200

				503,053

New Mexico (0.9%)
1 New Mexico Finance Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	8,020	8,020
1 New Mexico Finance Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	8,870	8,870
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.060%	2/7/2006 (1)	15,500	15,500
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,205	5,205
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.060%	2/7/2006 (1)	17,765	17,765
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,235	5,235
1 New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	3.100%	2/7/2006	3,720	3,720
New Mexico TRAN	4.500%	6/30/2006	22,500	22,613
Univ. of New Mexico Univ. Rev. VRDO	3.050%	2/7/2006	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.050%	2/7/2006	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.070%	2/7/2006	21,500	21,500

				157,368

New York (2.9%)
Metro. New York Transp. Auth. Rev. VRDO	3.020%	2/7/2006 LOC	10,000	10,000
1 New York City NY GO TOB VRDO	3.060%	2/7/2006 (4)	7,295	7,295
1 New York City NY GO TOB VRDO	3.080%	2/7/2006	17,460	17,460
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.020%	2/1/2006 (3)	6,800	6,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.070%	2/1/2006	26,500	26,500
1 New York City NY Transitional Finance Auth. Rev. TOB PUT	2.850%	7/13/2006 (1)	6,295	6,295
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.060%	2/7/2006	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	3.000%	2/1/2006	1,955	1,955
New York City NY Transitional Finance Auth. Rev. VRDO	3.020%	2/1/2006	22,000	22,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.030%	2/1/2006	33,460	33,460
New York City NY Transitional Finance Auth. Rev. VRDO	2.980%	2/7/2006	30,175	30,175
New York City NY Transitional Finance Auth. Rev. VRDO	2.980%	2/7/2006	36,910	36,910
New York City NY Transitional Finance Auth. Rev. VRDO	3.000%	2/7/2006	38,800	38,800
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	9,155	9,155
1 New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	3.050%	2/7/2006 (3)	4,050	4,050
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.970%	2/7/2006	14,700	14,700
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.990%	2/7/2006 (4)	13,550	13,550
New York State Local Govt. Assistance Corp. VRDO	2.950%	2/7/2006 (4)	12,725	12,725
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.060%	2/7/2006 (2)	10,000	10,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.070%	2/7/2006	10,000	10,000
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.060%	2/7/2006 (1)	9,000	9,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.980%	2/7/2006	28,200	28,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.980%	2/7/2006 (4)	5,800	5,800
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.990%	2/7/2006	48,200	48,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.040%	2/7/2006	29,500	29,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.040%	2/7/2006	61,615	61,615
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.060%	2/7/2006	18,000	18,000

				524,320

North Carolina (3.5%)
1 Charlotte NC COP TOB VRDO	3.060%	2/7/2006	5,320	5,320
Charlotte NC Water & Sewer System Rev. CP	2.800%	2/28/2006	2,240	2,240
Charlotte NC Water & Sewer System Rev. CP	3.280%	7/26/2006	9,200	9,200
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/2006	9,000	9,000
Charlotte NC Water & Sewer System Rev. VRDO	3.020%	2/7/2006	58,200	58,200
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	9,000	9,000
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	7,000	7,000
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	6,600	6,600
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	7,000	7,000
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	10,000	10,000
Mecklenburg County NC GO VRDO	3.050%	2/7/2006	13,500	13,500
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	3.030%	2/7/2006 LOC	11,925	11,925
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.060%	2/7/2006	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.060%	2/7/2006	8,600	8,600
1 North Carolina Capital Housing Finance Agency Rev. TOB VRDO	3.060%	2/7/2006	15,700	15,700
1 North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	3.050%	2/7/2006 (2)	3,415	3,415
1 North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,075	4,075
1 North Carolina GO TOB VRDO	3.050%	2/7/2006	2,500	2,500
1 North Carolina GO TOB VRDO	3.060%	2/7/2006	2,370	2,370
1 North Carolina GO TOB VRDO	3.060%	2/7/2006	14,590	14,590
1 North Carolina GO TOB VRDO	3.060%	2/7/2006	13,800	13,800
North Carolina Housing Finance Agency PUT	3.200%	11/1/2006	32,500	32,500
1 North Carolina Housing Finance Agency TOB VRDO	3.130%	2/7/2006	3,900	3,900
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.060%	2/7/2006	2,635	2,635
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.030%	2/7/2006	12,000	12,000
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	3.040%	2/7/2006	47,700	47,700
North Carolina State Educ. Assistance Rev. Student Loan VRDO	3.060%	2/7/2006 (2)	54,855	54,855
Raleigh NC Downtown Improvement Project COP VRDO	3.040%	2/7/2006	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	3.040%	2/7/2006	83,225	83,225
Union County NC GO VRDO	3.000%	2/7/2006	28,545	28,545
Union County NC GO VRDO	3.000%	2/7/2006	4,680	4,680
Union County NC GO VRDO	3.040%	2/7/2006	11,506	11,506
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.060%	2/7/2006	30,000	30,000
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	27,000	27,056
Winston-Salem NC Water & Sewer System Rev. VRDO	3.050%	2/7/2006	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	3.050%	2/7/2006	19,700	19,700

				628,937

North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	2.850%	4/1/2006	12,000	12,000

Ohio (2.8%)
Cleveland OH Airport System Rev. VRDO	3.030%	2/7/2006 (4)	30,200	30,200
Cleveland OH Water Works Rev. VRDO	3.000%	2/7/2006 (4)	15,000	15,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.120%	2/1/2006	6,100	6,100
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.120%	2/1/2006	12,500	12,500
Delaware City OH BAN	4.000%	7/27/2006	10,440	10,473
Independence OH BAN	4.250%	5/9/2006	4,400	4,416
Kent State Univ. Ohio VRDO	3.050%	2/7/2006 (1)	44,200	44,200
1 Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	3.060%	2/7/2006	7,920	7,920
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.060%	2/7/2006 (4)	4,180	4,180
1 Ohio Common Schools GO TOB VRDO	3.050%	2/7/2006	5,565	5,565
Ohio Common Schools GO VRDO	3.020%	2/7/2006	10,100	10,100
1 Ohio GO TOB VRDO	3.060%	2/7/2006	4,125	4,125
1 Ohio GO TOB VRDO	3.060%	2/7/2006	5,825	5,825
Ohio GO VRDO	3.010%	2/7/2006	47,240	47,240
Ohio GO VRDO	3.010%	2/7/2006	69,100	69,100
Ohio GO VRDO	3.020%	2/7/2006	29,200	29,200
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.010%	2/7/2006	7,710	7,710
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	3.040%	2/7/2006 LOC	4,600	4,600
1 Ohio Higher Educ. GO TOB VRDO	3.060%	2/7/2006	10,000	10,000
1 Ohio Higher Educ. GO TOB VRDO	3.060%	2/7/2006	7,510	7,510
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.070%	2/7/2006	8,900	8,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.090%	2/7/2006	24,500	24,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.100%	2/7/2006	7,250	7,250
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.160%	2/1/2006	12,885	12,885
1 Ohio State Univ. General Receipts Rev. TOB VRDO	3.050%	2/7/2006	11,185	11,185
Ohio State Univ. General Receipts Rev. VRDO	3.020%	2/7/2006	18,800	18,800
Ohio State Univ. General Receipts Rev. VRDO	3.020%	2/7/2006	22,150	22,150
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	3.170%	2/7/2006 LOC	7,700	7,700
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.100%	2/7/2006	6,430	6,430
Toledo OH City Services Special Assessment VRDO	3.020%	2/7/2006 LOC	7,200	7,200
Univ. of Cincinnati OH General Receipts VRDO	3.020%	2/7/2006 (2)	17,300	17,300
Univ. of Toledo OH General Receipts VRDO	3.070%	2/1/2006 (3)	17,000	17,000

				497,264

Oklahoma (0.3%)
Oklahoma State Water Resource Board State Loan PUT	2.850%	4/1/2006	6,120	6,120
Oklahoma State Water Resource Board State Loan PUT	2.850%	4/1/2006	34,865	34,865
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.050%	2/7/2006 (2)	8,000	8,000

				48,985

Oregon (0.6%)
Oregon GO VRDO	3.020%	2/7/2006	20,000	20,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.110%	2/7/2006	6,000	6,000
1 Oregon State Board of Higher Educ. TOB VRDO	3.060%	2/7/2006	2,755	2,755
1 Oregon State Dept. Administrative Services TOB VRDO	3.060%	2/7/2006 (4)	9,000	9,000
Oregon State Veteran Welfare Services GO VRDO	3.000%	2/7/2006	27,400	27,400
Oregon State Veteran Welfare Services VRDO	3.000%	2/7/2006	10,700	10,700
Oregon State Veteran Welfare Services VRDO	3.000%	2/7/2006	10,000	10,000
Oregon TAN	4.500%	11/27/2006	5,510	5,571
Portland OR Econ. Dev. (Broadway Project) VRDO	3.050%	2/7/2006 (2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	3.060%	2/7/2006 (4)	1,590	1,590

				99,291

Pennsylvania (2.9%)
Berks County PA IDA (Lutheran Health Care) VRDO	3.030%	2/7/2006 (2)	7,800	7,800
Erie PA Water Auth. Rev. VRDO	3.000%	2/7/2006 (4)	10,900	10,900
Owen J. Roberts School Dist. Pennsylvania GO VRDO	3.030%	2/7/2006 (4)	12,000	12,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.080%	2/7/2006 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.080%	2/7/2006 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.110%	2/7/2006 (4)	32,400	32,400
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.090%	2/7/2006	5,775	5,775
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.060%	2/7/2006 (1)	2,590	2,590
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	3.020%	2/7/2006 (4)	37,145	37,145
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.060%	2/7/2006 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.000%	2/7/2006	74,050	74,050
Pennsylvania Turnpike Comm. Rev. VRDO	3.020%	2/7/2006	4,520	4,520
Pennsylvania Turnpike Comm. Rev. VRDO	3.020%	2/7/2006	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	3.020%	2/7/2006	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	3.050%	2/7/2006 (4)	5,550	5,550
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.050%	2/1/2006 (1)	15,520	15,520
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.050%	2/1/2006 (1)	3,200	3,200
Philadelphia PA Water & Waste Water Rev. VRDO	3.040%	2/7/2006 (4)	31,200	31,200
Red Lion PA School Dist. VRDO	3.020%	2/7/2006 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.010%	2/7/2006 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.010%	2/7/2006 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.010%	2/7/2006 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.010%	2/7/2006 (2)	2,500	2,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.010%	2/7/2006 (2)	15,900	15,900
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.050%	2/7/2006 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.050%	2/7/2006 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.050%	2/7/2006 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.050%	2/7/2006 (2)	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.020%	2/7/2006	7,600	7,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.020%	2/7/2006	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.020%	2/7/2006	49,550	49,550

				522,920

Puerto Rico (0.7%)
Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/2006 LOC	27,000	27,000
Puerto Rico TRAN	4.500%	7/28/2006 LOC	100,000	100,607

				127,607

Rhode Island (0.2%)
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,950	5,950
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,415	5,415
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,810	4,810
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.060%	2/7/2006 (1)	2,160	2,160
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.090%	2/7/2006 (1)	1,740	1,740
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.100%	2/7/2006 (1)	2,255	2,255
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.100%	2/7/2006 (1)	3,925	3,925
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	3.100%	2/7/2006 (4)	5,995	5,995

				32,250

South Carolina (0.7%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	3.020%	2/7/2006	11,000	11,000
1 Horry County SC School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	3,770	3,770
1 Piedmont SC Muni. Power Agency Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,515	5,515
1 South Carolina GO TOB VRDO	3.060%	2/7/2006	11,940	11,940
South Carolina Public Service Auth. Rev. (Santee Cooper) CP	3.080%	2/1/2006	5,033	5,033
South Carolina Public Service Auth. Rev. (Santee Cooper) CP	3.180%	2/8/2006	10,000	10,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	4,545	4,545
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,725	5,725
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (1)	3,310	3,310
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	10,000	10,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	20,640	20,640
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.060%	2/7/2006 (2)	7,830	7,830
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.060%	2/7/2006 (2)	12,385	12,385
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.060%	2/7/2006 (2)	6,640	6,640

				129,333

South Dakota (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.070%	2/7/2006 LOC	17,090	17,090
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev	4.500%	12/15/2006	50,000	50,444
1 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.130%	2/7/2006	4,525	4,525
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	3.090%	2/7/2006	8,400	8,400
1 South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	3.070%	2/7/2006	490	490

				80,949

Tennessee (1.7%)
1 Knox County TN Public Improvement TOB VRDO	3.050%	2/7/2006	34,275	34,275
1 Memphis TN Electric System Rev. TOB VRDO	3.050%	2/7/2006 (1)	4,142	4,142
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.000%	2/7/2006	10,760	10,760
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.000%	2/7/2006	44,100	44,100
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.030%	2/7/2006 LOC	13,100	13,100
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	3.020%	2/7/2006 (3)LOC	33,300	33,300
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.080%	2/1/2006 LOC	6,600	6,600
Shelby County TN GO CP	3.050%	2/7/2006	8,000	8,000
Shelby County TN GO CP	3.130%	2/8/2006	13,000	13,000
Shelby County TN GO CP	3.180%	3/7/2006	12,000	12,000
1 Shelby County TN GO TOB VRDO	3.060%	2/7/2006 (2)	4,550	4,550
Shelby County TN GO VRDO	3.050%	2/7/2006	12,400	12,400
Shelby County TN TAN	4.000%	6/30/2006	40,000	40,216
Sumner County TN Capital Outlay VRDO	3.020%	2/7/2006 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	3.020%	2/7/2006 LOC	30,000	30,000
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.110%	2/7/2006	5,665	5,665
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.130%	2/7/2006	2,565	2,565

				300,673

Texas (13.9%)
1 Austin TX Electric Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,775	4,775
Austin TX Independent School Dist. CP	2.900%	3/9/2006	30,000	30,000
1 Austin TX Public Improvement GO TOB VRDO	3.060%	2/7/2006	8,880	8,880
1 Austin TX Public Improvement GO TOB VRDO	3.060%	2/7/2006	6,530	6,530
1 Austin TX Public Improvement GO TOB VRDO	3.060%	2/7/2006 (3)	5,770	5,770
1 Austin TX Public Improvement GO TOB VRDO	3.060%	2/7/2006 (1)	10,790	10,790
1 Austin TX Public Improvement GO TOB VRDO	3.060%	2/7/2006 (1)	4,995	4,995
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.060%	2/7/2006 (1)	8,975	8,975
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,990	6,990
Bexar TX Metro. Water Dist. CP	3.120%	3/8/2006 LOC	6,000	6,000
Bexar TX Metro. Water Dist. CP	3.150%	3/16/2006 LOC	6,000	6,000
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	2.930%	3/9/2006	12,200	12,200
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.850%	2/9/2006	4,800	4,800
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.120%	3/6/2006	25,000	25,000
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.060%	2/7/2006	10,215	10,215
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.050%	2/7/2006	4,673	4,673
1 Conroe TX Independent School Dist. TOB VRDO	3.060%	2/7/2006 (3)	5,570	5,570
1 Corpus Christi TX GO TOB VRDO	3.060%	2/7/2006 (4)	13,720	13,720
1 Corpus Christi TX GO TOB VRDO	3.060%	2/7/2006 (4)	4,420	4,420
1 Cypress-Fairbanks TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	11,880	11,880
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.060%	2/7/2006	1,560	1,560
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.060%	2/7/2006	5,165	5,165
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.060%	2/7/2006	3,990	3,990
Dallas TX Area Rapid Transit CP	3.050%	2/6/2006	23,000	23,000
Dallas TX Area Rapid Transit CP	3.120%	3/1/2006	14,600	14,600
1 Dallas TX Area Rapid Transit TOB VRDO	3.060%	2/7/2006 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	3.060%	2/7/2006 (2)	3,965	3,965
1 Dallas TX Area Rapid Transit TOB VRDO	3.060%	2/7/2006 (2)	6,000	6,000
1 Dallas TX GO TOB VRDO	3.060%	2/7/2006	5,880	5,880
1 Dallas TX GO TOB VRDO	3.060%	2/7/2006	10,000	10,000
1 Dallas TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	3,675	3,675
1 Dallas TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	6,155	6,155
1 Dallas TX Rapid Transit Tax TOB VRDO	3.060%	2/7/2006 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.060%	2/7/2006	19,085	19,085
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.090%	2/7/2006 (4)	2,190	2,190
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.090%	2/7/2006 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.090%	2/7/2006 (3)	4,472	4,472
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.100%	2/7/2006 (1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.100%	2/7/2006 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.100%	2/7/2006 (3)	4,280	4,280
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.100%	2/7/2006 (4)	1,335	1,335
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.100%	2/7/2006 (1)	1,755	1,755
1 Denton TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	4,290	4,290
Denton TX Independent School Dist. VRDO	3.080%	2/7/2006	10,500	10,500
El Paso TX GO CP	2.870%	2/8/2006	19,500	19,500
1 El Paso TX GO TOB VRDO	3.060%	2/7/2006 (3)	3,150	3,150
El Paso TX Independent School Dist. School Building GO VRDO	3.020%	2/7/2006	37,630	37,630
1 Frisco TX TOB VRDO	3.060%	2/7/2006 (4)	4,170	4,170
1 Frisco TX TOB VRDO	3.060%	2/7/2006 (1)	7,590	7,590
Garland TX Independent School Dist. PUT	2.750%	6/15/2006	24,625	24,625
1 Garland TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	3,935	3,935
1 Garland TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	5,340	5,340
1 Garland TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	5,285	5,285
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.070%	2/7/2006 LOC	9,600	9,600
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.070%	2/7/2006 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.070%	2/7/2006 LOC	10,000	10,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.100%	2/7/2006 LOC	11,000	11,000
1 Harris County TX Flood Control Dist. TOB VRDO	3.060%	2/7/2006	3,100	3,100
Harris County TX GO CP	3.130%	2/8/2006	11,500	11,500
1 Harris County TX GO TOB VRDO	3.060%	2/7/2006 (3)	4,720	4,720
1 Harris County TX GO TOB VRDO	3.060%	2/7/2006	8,215	8,215
1 Harris County TX GO TOB VRDO	3.060%	2/7/2006	5,590	5,590
1 Harris County TX GO TOB VRDO	3.060%	2/7/2006 (3)	5,575	5,575
1 Harris County TX GO TOB VRDO	3.060%	2/7/2006 (4)	2,905	2,905
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.070%	2/1/2006	39,050	39,050
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.060%	2/7/2006	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.070%	2/7/2006	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.070%	2/1/2006	20,165	20,165
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	3.070%	2/1/2006 (1)	29,515	29,515
1 Harris County TX Permanent Improvement & Refunding TOB VRDO	3.060%	2/7/2006	6,010	6,010
1 Harris County TX Toll Road Rev. TOB VRDO	3.060%	2/7/2006	9,355	9,355
1 Harris County TX Toll Road Rev. TOB VRDO	3.060%	2/7/2006 (4)	6,470	6,470
1 Harris County TX Toll Road Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,395	5,395
1 Houston TX Airport System Rev. TOB VRDO	3.050%	2/7/2006 (4)	3,000	3,000
Houston TX Airport System Rev. VRDO	3.090%	2/7/2006 (4)	10,000	10,000
1 Houston TX GO Public Improvement TOB VRDO	3.060%	2/7/2006 (4)	4,000	4,000
1 Houston TX GO TOB VRDO	3.060%	2/7/2006 (1)	7,875	7,875
1 Houston TX GO TOB VRDO	3.060%	2/7/2006 (1)	4,950	4,950
1 Houston TX GO TOB VRDO	3.060%	2/7/2006 (1)	2,765	2,765
Houston TX Independent School Dist. GO PUT	2.770%	6/14/2006	82,000	81,935
1 Houston TX Independent School Dist. GO TOB PUT	2.950%	7/13/2006 (4)	9,995	9,995
1 Houston TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	19,205	19,205
1 Houston TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006 (4)	4,500	4,500
1 Houston TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	5,365	5,365
1 Houston TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	2,930	2,930
1 Houston TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	8,065	8,065
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (4)	10,260	10,260
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,350	5,350
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (4)	5,175	5,175
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (4)	12,600	12,600
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,200	5,200
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,995	4,995
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	7,295	7,295
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,440	5,440
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,470	6,470
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (4)	4,080	4,080
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	23,150	23,150
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	7,680	7,680
1 Houston TX Util. System Rev. TOB VRDO	3.060%	2/7/2006 (1)	15,425	15,425
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.060%	2/7/2006 (4)	25,000	25,000
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.060%	2/7/2006 (1)	9,995	9,995
1 Humble TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	6,555	6,555
Humble TX Independent School Dist. School Building VRDO	3.020%	2/7/2006	67,265	67,265
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	3.060%	2/7/2006 (2)	2,295	2,295
1 Judson TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	6,215	6,215
1 Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.060%	2/7/2006	5,545	5,545
1 Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.060%	2/7/2006 (3)	6,170	6,170
1 Lamar TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	8,205	8,205
1 Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	3.060%	2/7/2006	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	4,190	4,190
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.060%	2/7/2006 (2)(4)	12,220	12,220
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.060%	2/7/2006 (3)	5,385	5,385
1 Mansfield TX Independent School Dist. (Tarrant and Johnson Counties) TOB VRDO	3.060%	2/7/2006	6,390	6,390
1 Mansfield TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	3,075	3,075
1 Mansfield TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	9,995	9,995
1 Mesquite TX Independent School Dist. School Building TOB VRDO	3.060%	2/7/2006	2,340	2,340
Mesquite TX Independent School Dist. School Building VRDO	3.020%	2/7/2006	13,335	13,335
1 North East TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	4,075	4,075
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.090%	2/7/2006 (2)	66,600	66,600
1 North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	3.050%	2/7/2006 (4)	2,600	2,600
1 North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	3.060%	2/7/2006 (4)	7,260	7,260
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.030%	2/7/2006 (4)	5,400	5,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.030%	2/7/2006 (4)	16,400	16,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.030%	2/7/2006 (4)	9,000	9,000
1 Northside TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	3,455	3,455
Pasadena TX Independent School Dist. VRDO	3.020%	2/7/2006 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	3.350%	8/15/2006	16,120	16,120
Red River TX Auth. PCR (Southwestern Public Service) VRDO	3.050%	2/7/2006 (2)	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.020%	2/7/2006	14,100	14,100
1 Richardson TX Independent School Dist. TOB VRDO	3.060%	2/7/2006	4,855	4,855
San Antonio TX Electric & Gas Rev. CP	3.050%	2/1/2006	6,700	6,700
San Antonio TX Electric & Gas Rev. CP	3.000%	3/6/2006	5,000	5,000
San Antonio TX Electric & Gas Rev. CP	3.150%	6/13/2006	5,000	5,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006 (4)	13,155	13,155
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006	13,045	13,045
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006	5,380	5,380
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006	8,130	8,130
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006	6,295	6,295
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006 (1)	10,645	10,645
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.060%	2/7/2006	6,890	6,890
San Antonio TX Electric & Gas Rev. VRDO	3.080%	2/7/2006	30,000	30,000
1 San Antonio TX Independent School Dist. GO TOB VRDO	3.060%	2/7/2006	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.000%	2/7/2006 LOC	3,800	3,800
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.000%	2/7/2006 LOC	13,900	13,900
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.060%	2/7/2006	3,925	3,925
1 Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	3.060%	2/7/2006	4,950	4,950
1 Texas A & M Univ. System Rev. TOB VRDO	3.060%	2/7/2006	7,240	7,240
1 Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	3.100%	2/7/2006	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	3.130%	2/7/2006 (4)	5,000	5,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.050%	2/7/2006 (4)	50,000	50,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.090%	2/7/2006 (4)	5,800	5,800
Texas Dept. of Transp. State Highway Fund Rev. CP	2.850%	2/8/2006 LOC	35,000	35,000
1 Texas GO TOB VRDO	3.060%	2/7/2006	5,635	5,635
1 Texas GO TOB VRDO	3.060%	2/7/2006	7,955	7,955
1 Texas GO TOB VRDO	3.060%	2/7/2006	4,695	4,695
1 Texas GO TOB VRDO	3.060%	2/7/2006	3,370	3,370
1 Texas GO TOB VRDO	3.060%	2/7/2006	8,980	8,980
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.060%	2/7/2006	4,505	4,505
Texas GO Veterans Housing Assistance Program VRDO	3.100%	2/7/2006	19,235	19,235
Texas Public Finance Auth. (Colonial Roadway Projects) CP	2.850%	2/9/2006	21,000	21,000
Texas Public Finance Auth. Rev. CP	3.140%	3/8/2006	10,700	10,700
Texas State College Student Loan PUT	2.850%	7/1/2006	20,000	20,000
Texas State College Student Loan PUT	2.850%	7/1/2006	30,000	30,000
Texas State College Student Loan PUT	2.850%	7/1/2006	16,400	16,400
1 Texas State Univ. System TOB VRDO	3.060%	2/7/2006 (4)	11,935	11,935
Texas State Veterans Housing VRDO	3.080%	2/7/2006	33,030	33,030
Texas TRAN	4.500%	8/31/2006	228,250	230,145
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.060%	2/7/2006	4,180	4,180
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.060%	2/7/2006 (2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,995	5,995
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.060%	2/7/2006 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	3.030%	2/7/2006 (2)	28,565	28,565
1 Univ. of Houston TX Rev. TOB VRDO	3.060%	2/7/2006 (2)	6,025	6,025
Univ. of Houston TX Rev. VRDO	3.020%	2/7/2006	18,710	18,710
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.050%	2/7/2006	6,500	6,500
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.060%	2/7/2006	2,575	2,575
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.060%	2/7/2006	5,560	5,560
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.060%	2/7/2006	3,785	3,785
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.020%	2/7/2006 (10)	152,950	152,950

				2,488,225

Utah (1.5%)
Central Utah Water Conservancy Dist. VRDO	3.020%	2/7/2006 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	3.020%	2/7/2006 (2)	6,100	6,100
Intermountain Power Agency Utah Power Supply Rev. PUT	2.780%	3/15/2006 (2)	14,100	14,100
1 Intermountain Power Agency Utah Power Supply Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,655	6,655
1 Intermountain Power Agency Utah TOB VRDO	3.060%	2/7/2006 (1)	600	600
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	3,985	3,985
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	12,200	12,200
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006 (7)	14,795	14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	14,305	14,305
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	14,200	14,200
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	13,135	13,135
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	6,930	6,930
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	8,905	8,905
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	11,645	11,645
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.100%	2/7/2006	12,260	12,260
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.100%	2/7/2006	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.100%	2/7/2006	8,655	8,655
Utah State Board of Regents Student Loan Rev. VRDO	3.090%	2/7/2006 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	3.090%	2/7/2006 (2)	35,000	35,000
1 Utah Water Finance Agency Rev. (Loan Financing) TOB VRDO	3.060%	2/7/2006 (2)	12,615	12,615

				265,290

Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,640	5,640
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	2.910%	5/1/2006	5,350	5,350
1 Vermont Housing Finance Agency Single Family TOB VRDO	3.130%	2/7/2006 (4)	2,650	2,650
Vermont Student Assistance Corp. Rev. VRDO	3.090%	2/7/2006 (2)	40,000	40,000

				53,640

Virginia (1.0%)
Alexandria VA IDA Rev. (Institute for Defense Analysis) VRDO	3.070%	2/7/2006 (2)	13,000	13,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.030%	2/7/2006 LOC	10,000	10,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.080%	2/7/2006 LOC	15,000	15,000
Fairfax County VA IDA Hosp. Rev. Bonds (Inova Health System Hosp. Project) VRDO	3.020%	2/7/2006	23,000	23,000
Fairfax County VA IDA Hosp. Rev. VRDO	3.020%	2/7/2006	20,000	20,000
1 Fairfax County VA Public Improvement GO TOB VRDO	3.050%	2/7/2006	1,000	1,000
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	3.080%	2/7/2006	38,100	38,100
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.080%	2/1/2006 (Prere.)	1,075	1,075
1 Univ. of Virginia TOB VRDO	3.060%	2/7/2006	3,300	3,300
1 Univ. of Virginia TOB VRDO	3.060%	2/7/2006	4,740	4,740
1 Virginia Beach VA TOB VRDO	3.060%	2/7/2006	6,695	6,695
Virginia Housing Dev. Auth. Rev. PUT	3.030%	5/16/2006	25,000	24,993
1 Virginia Port Auth. Rev. TOB VRDO	3.090%	2/7/2006 (4)	3,100	3,100
1 Virginia Public School Auth. Rev. TOB VRDO	3.060%	2/7/2006	7,875	7,875
1 Virginia Public School Auth. Rev. TOB VRDO	3.060%	2/7/2006 (4)	10,045	10,045

				181,923

Washington (3.3%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.060%	2/7/2006 (2)	6,435	6,435
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.060%	2/7/2006 (2)	7,425	7,425
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.060%	2/7/2006 (2)	7,290	7,290
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,380	6,380
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	3.060%	2/7/2006 (1)	2,755	2,755
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.100%	2/7/2006	6,400	6,400
1 King County WA (Highline Public School) TOB VRDO	3.060%	2/7/2006 (3)	5,335	5,335
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	3.060%	2/7/2006 (4)	10,195	10,195
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	3.060%	2/7/2006 (4)	3,420	3,420
1 King County WA GO TOB VRDO	3.060%	2/7/2006 (4)	5,290	5,290
1 King County WA GO TOB VRDO	3.060%	2/7/2006 (1)	7,425	7,425
1 King County WA School Dist. TOB VRDO	3.060%	2/7/2006 (4)	5,510	5,510
1 Pierce County WA School Dist. TOB VRDO	3.060%	2/7/2006 (4)	8,350	8,350
1 Pierce County WA School Dist. TOB VRDO	3.060%	2/7/2006 (4)	6,195	6,195
1 Port of Seattle WA Rev. TOB VRDO	3.050%	2/7/2006 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	3.060%	2/7/2006 (1)	8,410	8,410
1 Port of Seattle WA Rev. TOB VRDO	3.060%	2/7/2006 (1)	14,830	14,830
1 Port of Seattle WA Rev. TOB VRDO	3.060%	2/7/2006 (1)	5,300	5,300
1 Port of Seattle WA Rev. TOB VRDO	3.060%	2/7/2006 (1)	6,425	6,425
1 Port of Seattle WA Rev. TOB VRDO	3.060%	2/7/2006 (1)	2,550	2,550
1 Port of Seattle WA Rev. TOB VRDO	3.100%	2/7/2006 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	3.100%	2/7/2006 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.100%	2/7/2006 (3)	2,875	2,875
1 Port of Seattle WA Rev. TOB VRDO	3.110%	2/7/2006 (3)	990	990
1 Port of Tacoma WA Rev. TOB VRDO	3.060%	2/7/2006 (2)	5,780	5,780
1 Port of Tacoma WA Rev. TOB VRDO	3.060%	2/7/2006 (2)	4,435	4,435
1 Port of Tacoma WA Rev. TOB VRDO	3.090%	2/7/2006 (3)	6,290	6,290
Seattle WA GO PUT	3.100%	8/30/2006	15,000	15,000
1 Seattle WA Improvement GO TOB VRDO	3.060%	2/7/2006	5,460	5,460
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.060%	2/7/2006 (4)	6,340	6,340
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.060%	2/7/2006 (4)	6,760	6,760
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.060%	2/7/2006 (4)	4,120	4,120
1 Seattle WA Water System Rev. TOB VRDO	3.060%	2/7/2006 (1)	12,950	12,950
1 Seattle WA Water System Rev. TOB VRDO	3.060%	2/7/2006 (1)	4,960	4,960
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.060%	2/7/2006 (4)	5,370	5,370
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.060%	2/7/2006 (4)	6,105	6,105
1 Tacoma WA Electric System Rev. TOB PUT	2.820%	6/22/2006 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	3.060%	2/7/2006 (3)	10,625	10,625
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	3.100%	2/7/2006 (1)	19,060	19,060
1 Washington GO TOB VRDO	3.060%	2/7/2006 (1)	15,610	15,610
1 Washington GO TOB VRDO	3.060%	2/7/2006 (1)	10,415	10,415
1 Washington GO TOB VRDO	3.060%	2/7/2006 (2)	10,675	10,675
1 Washington GO TOB VRDO	3.060%	2/7/2006 (3)	12,760	12,760
1 Washington GO TOB VRDO	3.060%	2/7/2006	9,910	9,910
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	5,000	5,000
1 Washington GO TOB VRDO	3.060%	2/7/2006	7,565	7,565
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	3,585	3,585
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	4,385	4,385
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	5,935	5,935
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	5,990	5,990
1 Washington GO TOB VRDO	3.060%	2/7/2006 (2)	20,000	20,000
1 Washington GO TOB VRDO	3.060%	2/7/2006 (2)	11,000	11,000
1 Washington GO TOB VRDO	3.060%	2/7/2006 (2)	7,970	7,970
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	2,415	2,415
1 Washington GO TOB VRDO	3.060%	2/7/2006 (4)	2,170	2,170
1 Washington GO TOB VRDO	3.060%	2/7/2006 (1)	5,705	5,705
1 Washington GO TOB VRDO	3.060%	2/7/2006 (2)	6,995	6,995
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	3.020%	2/7/2006	42,800	42,800
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	105,575	105,575
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	14,135	14,135
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.110%	2/7/2006	12,410	12,410
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.130%	2/7/2006	4,360	4,360

				599,475

West Virginia (0.5%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	3.080%	2/7/2006	40,000	40,000
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	3.080%	2/7/2006	16,700	16,700
1 West Virginia Housing Dev. TOB VRDO	3.080%	2/7/2006	7,700	7,700
1 West Virginia State Road TOB VRDO	3.060%	2/7/2006 (3)	3,530	3,530
1 West Virginia Univ. Rev. TOB VRDO	3.060%	2/7/2006 (3)	4,685	4,685
1 West Virginia Univ. Rev. TOB VRDO	3.060%	2/7/2006 (3)	9,070	9,070

				81,685

Wisconsin (2.2%)
Madison WI Metro. School Dist. TRAN	4.000%	9/8/2006	18,300	18,417
New Berlin WI School Dist. TAN	4.000%	2/15/2006	8,500	8,504
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	3.030%	2/7/2006 (1)	16,700	16,700
Wisconsin GO CP	3.050%	2/2/2006	13,675	13,675
Wisconsin GO CP	3.130%	2/8/2006	5,000	5,000
1 Wisconsin GO TOB PUT	2.820%	6/22/2006 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (1)	2,145	2,145
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (3)	7,480	7,480
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (1)	5,355	5,355
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (1)	6,750	6,750
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (4)	17,725	17,725
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (1)	25,930	25,930
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (1)	18,995	18,995
1 Wisconsin GO TOB VRDO	3.060%	2/7/2006 (4)	20,855	20,855
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.100%	2/7/2006	3,750	3,750
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.100%	2/7/2006	3,425	3,425
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.110%	2/7/2006	3,020	3,020
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.030%	2/7/2006	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.030%	2/7/2006 (4)	5,845	5,845
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	35,980	35,980
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	5,530	5,530
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	10,260	10,260
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	27,655	27,655
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	520	520
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	16,000	16,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	17,310	17,310
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.060%	2/7/2006 (4)	8,200	8,200
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.090%	2/7/2006	5,625	5,625
1 Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. TOB VRDO	3.110%	2/7/2006	15,630	15,630
1 Wisconsin Transp. Rev. TOB VRDO	3.060%	2/7/2006	9,905	9,905
1 Wisconsin Transp. Rev. TOB VRDO	3.060%	2/7/2006 (2)	13,715	13,715
1 Wisconsin Transp. Rev. TOB VRDO	3.070%	2/7/2006 (4)	3,145	3,145

				393,046

Total Municipal Bonds
(Cost $17,485,141)				17,485,141

Temporary Cash Investment (1.7%)			Shares

** Vanguard Municipal Cash Management Fund, 2.965%
(Cost $296,265)			296,265,000	296,265

Total Investments (99.1%)
(Cost $17,781,406)				17,781,406

Other Assets and Liabilities—Net (0.9%)				155,419

Net Assets (100%)				17,936,825

**Affiliated money market fund available only to Vanguard funds and certain
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $5,126,641,000, representing 28.6% of net assets.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Insured Long-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Alabama (0.2%)
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.000%	3/1/2026 (2)	5,500	5,621

Alaska (0.3%)
Anchorage AK Electric Rev	8.000%	12/1/2009 (1)	2,565	2,968
Anchorage AK Electric Rev	8.000%	12/1/2010 (1)	2,960	3,520
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,395

				9,883

Arizona (3.4%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.000%	2/7/2006 (3)	15,325	15,325
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,167
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,731
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,332
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,817
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,827
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	5,975
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,473
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,658
Mesa AZ Util. System Rev	5.250%	7/1/2014 (3)	10,000	11,028
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2015 (3)	5,290	5,428
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2016 (3)	5,595	5,740
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	6,080
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	6,815
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	6,959
Tucson AZ Water System Rev	5.500%	7/1/2017 (3)	4,850	5,380

				105,735

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.500%	7/1/2010 (1)	3,500	3,757
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	4,500	5,263

				9,020

California (11.5%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	16,099
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	10,894
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	10,941
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,589
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,781
California GO	5.000%	2/1/2017 (2)	2,500	2,673
California GO	5.000%	2/1/2018 (2)	3,565	3,794
California GO	5.000%	2/1/2019 (2)	1,500	1,590
California GO	5.000%	8/1/2024 (4)	37,225	39,180
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,632
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	26,241
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	26,020	28,082
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2038 (2)	18,000	18,538
Los Angeles CA USD GO	5.250%	7/1/2019 (4)	9,000	9,802
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	9,000	9,780
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	25,844
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,121
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	11,910	14,327
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,688
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,728
Sacramento CA Muni. Util. Dist. Rev	6.500%	9/1/2013 (1)	8,895	10,231
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,574
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	16,256
San Diego CA USD GO	5.000%	7/1/2029 (4)	10,000	10,474
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2032 (1)	70,150	20,398
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	2,000	2,175
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,000	5,687
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,330	7,382

				353,501

Colorado (4.8%)
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	13,959
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	14,691
Colorado Springs CO Util. System Rev	5.375%	11/15/2018 (2)	10,000	10,890
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,355	13,092
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,795	3,873
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	8,000	4,388
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2024 (1)	19,225	8,108
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	4,900	1,965
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2029 (1)	23,500	7,696
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	20,000	6,247
E-470 Public Highway Auth. Colorado Rev	5.750%	9/1/2035 (1)	9,750	10,720
Northern Colorado Water Conservation Dist. Rev	6.500%	12/1/2012 (2)	20,575	21,512
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2018 (4)	5,960	5,079
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2021 (2)	15,000	12,852
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025 (4)	16,000	13,739

				148,811

Connecticut (0.3%)
Connecticut GO	5.125%	11/15/2016	10,000	10,714

District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/2013 (3)	4,050	4,388
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2014 (3)	5,270	5,766
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2015 (3)	5,585	6,077

				16,231

Florida (6.6%)
Brevard County FL School Board COP	5.000%	7/1/2029 (2)	5,000	5,227
Dade County FL Water & Sewer System Rev. VRDO	3.030%	2/7/2006 (3)	30,590	30,590
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	2,960
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2017 (1)	3,250	3,458
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,273
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2018 (1)	3,420	3,630
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,713
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2019 (1)	3,595	3,809
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2021 (1)	3,985	4,203
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2022 (1)	2,195	2,308
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2023 (1)	2,185	2,293
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,746
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,263
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2010 (2)	4,000	4,089
Orange County FL School Board VRDO	3.070%	2/1/2006 (1)	2,690	2,690
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2013 (3)	9,695	12,464
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	2/7/2006 (4)	7,250	7,250
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015 (3)	4,000	5,039
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	15,213
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2022 (3)	23,530	27,261
Tampa FL Util. Rev	6.750%	10/1/2010 (2)	9,330	10,609
Tampa FL Util. Rev	6.750%	10/1/2011 (2)	9,965	11,536
Tampa FL Util. Rev	6.750%	10/1/2012 (2)	10,635	12,511

				203,135

Georgia (4.0%)
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2015 (3)	8,500	9,453
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2016 (3)	7,000	7,816
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2017 (3)	8,000	8,990
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,755
Fulton DeKalb GA Hosp. Auth	5.250%	1/1/2014 (4)	15,805	17,302
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.700%	7/1/2013 (1)	5,000	5,388
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2014 (1)	5,000	5,384
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2015 (1)	3,680	3,951
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.500%	7/1/2020 (1)	24,740	26,311
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	4,000	4,398
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/2016	12,450	13,526
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	5,914

				122,188

Hawaii (4.3%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	16,245	17,469
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	12,175	13,093
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	15,872
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.650%	10/1/2027 (1)	9,750	10,514
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,573
Hawaii GO	5.000%	7/1/2022 (2)	4,285	4,542
Hawaii Highway Rev	5.250%	7/1/2006 (Prere.)	1,150	1,182
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,736
Honolulu HI City & County GO	5.250%	7/1/2013 (3)	3,000	3,283
Honolulu HI City & County GO	5.250%	7/1/2014 (3)	3,000	3,302
Honolulu HI City & County GO	5.000%	7/1/2015 (3)	3,075	3,339
Honolulu HI City & County GO	5.250%	7/1/2018 (3)	3,000	3,289
Honolulu HI City & County GO	5.250%	7/1/2019 (3)	2,000	2,188
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	8,270	8,800
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	7,720	8,215
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2018 (3)	4,615	5,049
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2019 (3)	2,330	2,549
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	21,000	22,744

				133,739

Illinois (7.1%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,601
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	245	268
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,307
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,277
Chicago IL GO	0.000%	1/1/2024 (1)	9,490	8,065
Chicago IL GO	0.000%	1/1/2025 (1)	5,000	4,255
Chicago IL GO	0.000%	1/1/2028 (1)	10,805	9,127
Chicago IL GO	5.500%	1/1/2038 (1)	24,600	26,406
Chicago IL Midway Airport Rev	5.500%	1/1/2014 (4)	6,410	6,823
Chicago IL Midway Airport Rev	5.500%	1/1/2015 (4)	4,760	5,076
Chicago IL Midway Airport Rev	5.500%	1/1/2016 (4)	7,135	7,608
Chicago IL Midway Airport Rev	5.500%	1/1/2017 (4)	7,525	8,024
Chicago IL Midway Airport Rev	5.500%	1/1/2018 (4)	7,940	8,467
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	6,250	6,872
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	4,950	5,379
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	21,500	27,555
Chicago IL Water Rev	5.750%	11/1/2030 (2)	12,000	14,489
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	4,140	4,311
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	3.030%	2/7/2006 (2)	2,580	2,580
Illinois Regional Transp. Auth. Rev	7.200%	11/1/2020 (2)	24,000	30,001
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2025 (1)	40,600	16,223
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2035 (1)	40,000	9,732

				217,446

Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	14,578

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,964
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,528
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,105

				24,597

Kentucky (2.4%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,113
Louisville & Jefferson County KY Metro. Sewer Dist	6.000%	5/15/2031 (3)	51,960	56,683
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	2,335	2,522
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2011 (4)	3,355	3,611
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2013 (4)	2,600	2,829
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2015 (4)	3,675	3,977
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2017 (4)	2,430	2,636

				75,371

Louisiana (1.2%)
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2023 (3)	8,065	8,454
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	6,979
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,183
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,298
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/2016 (4)	4,900	5,265
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/2021 (4)	2,950	3,160

				38,339

Maryland (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	33,880
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,702

				49,582

Massachusetts (6.0%)
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (1)(ETM)	7,460	4,639
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	3.050%	2/7/2006 (1)	3,400	3,400
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	22,250	23,987
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,651
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	21,313
Massachusetts GO	5.500%	10/1/2020 (1)	7,500	8,648
Massachusetts GO	5.250%	8/1/2022	6,775	7,607
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,630
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,512
Massachusetts GO	5.500%	12/1/2024 (2)	10,000	11,651
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	19,150	20,788
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2014 (1)	11,135	12,073
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	10,000	11,293

				184,192

Michigan (3.0%)
Detroit MI Sewer System Rev	5.450%	7/1/2007 (3)(ETM)	6,850	7,025
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,452
Detroit MI Sewer System Rev. VRDO	3.070%	2/1/2006 (4)	2,500	2,500
Detroit MI Water Supply System	5.500%	7/1/2033 (3)	22,000	23,803
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	19,901
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	32,734

				91,415

Minnesota (1.7%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,331
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	40,779
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,720

				52,830

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,386

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.000%	1/1/2008 (1)	15,000	14,027

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	6,070

New Jersey (11.0%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,181
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2014 (1)	10,185	11,965
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2015 (1)	10,820	12,840
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	28,087
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	15,000	17,453
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,628
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	10,000	11,661
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	5,750	6,059
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,235
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)(ETM)	2,995	3,365
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	15,800	17,706
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	64,260	64,380
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2011 (2)	5,000	5,009
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	34,000	39,124
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	13,500	15,166
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	6,000	6,754
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	30,000	35,104
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	270	318
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	790	926
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	3,940	4,627
New Jersey Turnpike Auth. Rev	5.000%	1/1/2021 (4)	15,650	16,633
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	23,500	15,464

				340,685

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.750%	5/15/2013 (3)(ETM)	1,500	1,567
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,305

				4,877

New York (7.2%)
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2013 (4)	11,000	8,318
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,425
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2016 (4)	31,265	34,014
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.050%	2/1/2006 (3)	575	575
New York State Dormitory Auth. Rev	5.500%	3/15/2018 (2)	5,000	5,704
New York State Dormitory Auth. Rev	5.500%	3/15/2021 (2)	9,435	10,866
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2018 (3)	9,740	11,117
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2022 (3)	6,730	7,763
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2023 (3)	5,490	6,361
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.020%	2/7/2006 (4)	31,255	31,255
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	6,235	6,438
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	12,045	12,555
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	4,000	4,173
New York State Thruway Auth. Rev. TOB VRDO	3.060%	2/7/2006 (2)	20,945	20,945
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	10,000	11,610
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,345	8,065
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2022 (Prere.)	12,325	13,954
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,000	8,073

				223,211

North Carolina (0.5%)
North Carolina Medical Care Comm. Hosp. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,362

Ohio (1.5%)
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	11,728
Franklin County OH Convention Center Rev	0.000%	12/1/2006 (1)	4,355	4,239
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.020%	2/7/2006 (3)	2,000	2,000
Kent State Univ. Ohio VRDO	3.050%	2/7/2006 (1)	4,000	4,000
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,206
Ohio GO	7.625%	8/1/2009	4,345	4,933
Univ. of Akron OH General Receipts Rev. VRDO	3.020%	2/7/2006 (3)	3,600	3,600
Univ. of Toledo OH General Receipts VRDO	3.070%	2/1/2006 (3)	5,200	5,200

				45,906

Oregon (1.0%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,858
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,273
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,518
Portland OR Sewer System Rev	5.500%	6/1/2006 (1)(Prere.)	14,250	14,357

				32,006

Pennsylvania (4.5%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2013 (1)	4,000	4,324
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	10,740
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	9,970	11,817
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/2019 (3)(ETM)	10,000	11,901
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,379
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,387
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/2015 (3)	7,500	8,111
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/2015 (2)	20,805	22,923
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.050%	2/1/2006	2,130	2,130
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.050%	2/1/2006	5,800	5,800
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	15,000	17,072
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	16,500	19,151
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/2014 (3)(ETM)	4,645	5,367

				140,102

Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2021 (1)	5,000	5,622
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,930	3,300
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	43,248

				52,170

South Carolina (0.2%)
South Carolina Public Service Auth. Rev	5.000%	1/1/2020 (1)	4,500	4,820

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	10,756

Tennessee (1.1%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	13,318
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/2012 (2)	3,405	3,855
Shelby County TN GO	5.250%	4/1/2010 (Prere.)	12,750	13,633
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,832
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	815	833

				33,471

Texas (6.8%)
Dallas-Fort Worth TX International Airport Rev	5.750%	11/1/2015 (3)	10,000	10,794
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	11,725
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.070%	2/1/2006	1,900	1,900
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2013 (1)	12,910	14,085
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,003
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,560
Houston TX GO	5.375%	3/1/2013 (4)	6,500	6,984
Houston TX GO	5.500%	3/1/2015 (4)	8,440	9,142
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,675
Houston TX Water & Sewer System Rev	5.500%	12/1/2016 (4)	7,000	7,646
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,234
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,466
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,224
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,174
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,744
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,417
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	750	529
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	34,250	24,128
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	225
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,665	11,179
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	275	176
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	13,375	8,529
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	400	244
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	19,600	11,875
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,205
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,327
Texas Water Dev. Board Rev	5.500%	7/15/2021	9,825	10,390
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,313
Texas Water Finance Assistance GO	5.750%	8/1/2026	5,595	6,105

				208,998

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro Consolidated System Rev	6.050%	7/1/2032 (1)	19,440	21,827
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	9,676
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	8,382

				39,885

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,540
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,325

				17,865

Total Municipal Bonds
(Cost $2,865,998)				3,061,525

Other Assets and Liabilities--Net (0.7%)				22,612

Net Assets (100%)				3,084,137

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the value of this security was $20,945,000, representing 0.7% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty) The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2006, the cost of investment securities for tax purposes was $2,890,538,000. Net unrealized appreciation of investment securities for tax purposes was $170,987,000, consisting of unrealized gains of $175,495,000 on securities that had risen in value since their purchase and $4,508,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.